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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                    Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Strategic Income VCT Portfolio

 Schedule of Investments  9/30/2011 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 4.2%

 Energy - 0.8%

 Coal & Consumable Fuels - 0.5%

 62,000

 James River Coal Co., 3.125%, 3/15/18

 $

 39,913

 116,000

 Massey Energy Co., 3.25%, 8/1/15

 102,805

 $

 142,718

 Oil & Gas Equipment & Services - 0.2%

 50,000

 Exterran Holdings, Inc., 4.25%, 6/15/14

 $

 45,375

 Oil & Gas Exploration & Production - 0.1%

 55,000

 Chesapeake Energy, 2.5%, 5/15/37

 $

 52,388

 Total Energy

 $

 240,481

 Materials - 0.4%

 Diversified Metals & Mining - 0.3%

 100,000

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $

 86,650

 Forest Products - 0.1%

 60,000

 Sino-Forest Corp., 4.25%, 12/15/16 (c)

 $

 14,550

 Total Materials

 $

 101,200

 Capital Goods - 0.4%

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 40,000

 Greenbrier Cos, Inc., 3.5%, 4/1/18

 $

 28,550

 Electrical Component & Equipment - 0.3%

 104,000

 General Cable Corp., 4.5%, 11/15/29

 $

 93,600

 Total Capital Goods

 $

 122,150

 Transportation - 0.1%

 Marine - 0.1%

 51,000

 Horizon Lines, 4.25%, 8/15/12

 $

 37,230

 Total Transportation

 $

 37,230

 Health Care Equipment & Services - 0.5%

 Health Care Equipment - 0.2%

 65,000

 NuVasive, Inc., 2.75%, 7/1/17

 $

 54,275

 Health Care Services - 0.1%

 34,000

 Omnicare, Inc., 3.25%, 12/15/35

 $

 30,728

 Health Care Technology - 0.2%

 50,000

 WebMD Health Corp., 2.25%, 3/31/16

 $

 44,563

 25,000

 WebMD Health Corp., 2.5%, 1/31/18

 20,219

 $

 64,782

 Total Health Care Equipment & Services

 $

 149,785

 Software & Services - 0.2%

 Application Software - 0.2%

 50,000

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 45,438

 Total Software & Services

 $

 45,438

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.2%

 50,000

 InterDigital, Inc., 2.5%, 3/15/16

 $

 54,813

 Total Technology Hardware & Equipment

 $

 54,813

 Semiconductors - 1.2%

 Semiconductor Equipment - 0.5%

 50,000

 Lam Research Corp., 1.25%, 5/15/18

 $

 46,563

 100,000

 Novellus Systems, Inc., 2.625%, 5/15/41

 86,375

 $

 132,938

 Semiconductors - 0.7%

 150,000

 Intel Corp., 2.95%, 12/15/35

 $

 152,063

 30,000

 Intel Corp., 3.25%, 8/1/39

 35,288

 50,000

 JA Solar Holdings Co., 4.5%, 5/15/13

 33,500

 $

 220,851

 Total Semiconductors

 $

 353,789

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.3%

 75,000

 MasTec, Inc., 4.0%, 6/15/14

 $

 98,531

 Total Telecommunication Services

 $

 98,531

 TOTAL CONVERTIBLE CORPORATE BONDS

 $

 1,203,417

 (Cost  $1,281,215)

 PREFERRED STOCKS - 2.2%

 Automobiles & Components - 0.3%

 Tires & Rubber - 0.3%

 1,885

 Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 73,044

 Total Automobiles & Components

 $

 73,044

 Banks - 0.6%

 Diversified Banks - 0.6%

 165

 Wells Fargo & Co., 7.5%, 12/31/49

 $

 170,280

 Total Banks

 $

 170,280

 Diversified Financials - 0.6%

 Diversified Financial Services - 0.6%

 5,800

 Citigroup Capital XIII, 7.875%, 10/30/40

 $

 153,178

 1,000

 GMAC Capital Trust I, 8.125%, 2/15/40

 18,250

 $

 171,428

 Total Diversified Financials

 $

 171,428

 Real Estate - 0.4%

 Real Estate Operating Companies - 0.4%

 2,331

 Forest City Enterprises, Inc., 7.0%, 12/31/49

 $

 106,061

 Total Real Estate

 $

 106,061

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.4%

 4,000

 Qwest Corp., 7.375%, 6/1/51

 $

 100,360

 Total Telecommunication Services

 $

 100,360

 TOTAL PREFERRED STOCK

 $

 621,173

 (Cost  $648,651)

 COMMON STOCKS - 0.4%

 Materials - 0.1%

 Forest Products - 0.0%

 3,450

 Ainsworth Lumber Co., Ltd. *

 $

 5,752

 Steel - 0.1%

 2,280

 KNIA Holdings, Inc. *

 $

 15,934

 Total Materials

 $

 21,686

 Transportation - 0.0%

 Airlines - 0.0%

 1,246

 Delta Air Lines, Inc. *

 $

 9,345

 Total Transportation

 $

 9,345

 Real Estate - 0.3%

 Real Estate Development - 0.3%

 53,392

 Newhall Land Development LLC *

 $

 77,418

 Total Real Estate

 $

 77,418

 TOTAL COMMON STOCKS

 $

 108,449

 (Cost  $114,118)

 ASSET BACKED SECURITIES - 3.6%

 Materials - 1.1%

 Steel - 1.1%

 47,322

 Accredited Mortgage Loan Trust, 0.40625%, 9/25/36

 $

 35,152

 47,932

 Countrywide Asset-Backed Certificates, 0.50875%, 6/25/36

 37,729

 55,238

 0.60

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 52,037

 34,827

 4.46

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35

 33,681

 55,550

 5.07

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 50,149

 26,133

 0.48

 Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36

 22,170

 33,758

 0.28

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/37

 32,885

 23,424

 0.41

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/36

 19,364

 38,871

 5.68

 CWL 2006-15 A2, Floating Rate Note, 10/25/46

 37,580

 $

 320,747

 Total Materials

 $

 320,747

 Banks - 1.5%

 Diversified Banks - 0.3%

 88,187

 Wells Fargo Home Equity Trust, 0.6415%, 12/25/35

 $

 72,264

 17,252

 0.58

 Wells Fargo Home Equity Trust, Floating Rate Note, 11/25/35

 16,688

 $

 88,952

 Thrifts & Mortgage Finance - 1.2%

 37,960

 1.13

 ACE 2004-HE4 M1, Floating Rate Note, 12/25/34

 $

 26,349

 55,977

 Ameriquest Mortgage Securities, Inc., 0.5625%, 11/25/34

 49,869

 30,000

 Bear Stearns Asset Backed Securities Trust, 1.244%, 10/25/34

 20,028

 14,610

 0.28

 Carrington Mortgage Loan Trust, Floating Rate Note, 1/25/37

 14,412

 9,032

 0.33

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 8,685

 9,576

 0.35

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 9,451

 18,264

 Citigroup Mortgage Loan Trust, Inc., 0.32375%, 7/25/45

 13,651

 16,452

 0.32

 Credit-Based Asset Servicing, Floating Rate Note, 4/25/37

 11,207

 14,052

 0.68

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 3/25/35

 13,119

 2,238

 0.77

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/24/34

 2,054

 25,000

 0.74

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/25/35

 19,399

 1,368

 0.34

 Fremont Home Loan Trust, Floating Rate Note, 2/25/36

 1,354

 25,555

 0.33

 GSAMP Trust, Floating Rate Note, 8/25/36

 24,162

 42,522

 0.58

 Lehman XS Trust, Floating Rate Note, 12/25/35

 13,883

 163

 0.33

 Morgan Stanley Capital Trust, Floating Rate Note, 8/25/36

 162

 32,787

 0.49

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 29,795

 9,858

 0.35

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 9,551

 33,000

 0.67

 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35

 31,100

 25,000

 0.70

 Residential Asset Mortgage Products, Inc., Floating Rate Note, 7/25/35

 21,568

 25,000

 Structured Asset Securities Corp., 0.39375%, 3/25/37

 19,589

 10,538

 0.35

 SVHE 2007-NS1 A1, Floating Rate Note, 1/25/37

 10,134

 $

 349,522

 Total Banks

 $

 438,474

 Diversified Financials - 0.5%

 Consumer Finance - 0.2%

 50,000

 0.60

 Novastar Home Equity Loan, Floating Rate Note, 1/25/36

 $

 40,181

 9,596

 Specialty Underwriting & Residential Finance, 0.49625%, 9/25/36

 9,070

 $

 49,251

 Diversified Financial Services - 0.3%

 14,626

 Ellington Loan Acquisition, 1.0625%, 5/27/37

 $

 13,141

 42,153

 Home Equity Asset Trust, 0.76875%, 8/25/35

 40,205

 21,087

 0.47

 Home Equity Asset Trust, Floating Rate Note, 12/25/35

 19,293

 9,026

 0.47

 JPMorgan Mortgage Acquisition, Floating Rate Note, 12/25/35

 8,216

 $

 80,855

 Specialized Finance - 0.1%

 25,000

 0.93

 Irwin Home Equity Co., Floating Rate Note, 4/25/30

 $

 19,374

 5,767

 Master Asset Backed Securities Trust, 0.67375%, 5/25/35

 5,595

 $

 24,969

 Total Diversified Financials

 $

 155,075

 Real Estate - 0.4%

 Mortgage Real Estate Investment Trusts - 0.4%

 50,000

 FREMF Mortgage Trust, 4.437%, 11/25/17

 $

 46,545

 50,000

 FREMF Mortgage Trust, 4.437%, 11/25/17

 44,178

 30,000

 4.50

 FREMF Mortgage Trust, Floating Rate Note, 1/25/46

 27,126

 $

 117,849

 Total Real Estate

 $

 117,849

 TOTAL ASSET BACKED SECURITIES

 $

 1,032,145

 (Cost  $1,055,997)

 COLLATERALIZED MORTGAGE OBLIGATIONS - 12.0%

 Banks - 8.6%

 Thrifts & Mortgage Finance - 8.6%

 25,960

 Adjustable Rate Mortgage Trust, 3.339205%, 4/25/35

 $

 21,776

 44,078

 Banc of America Alternative Loan Trust, 5.25%, 5/25/19

 44,570

 44,914

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 46,979

 13,509

 Banc of America Alternative Loan Trust, 6.0%, 11/25/34

 13,866

 16,566

 Banc of America Alternative Loan Trust, 6.0%, 3/25/34

 16,980

 39,182

 Banc of America Alternative Loan Trust, 6.0%, 4/25/34

 38,291

 23,173

 Banc of America Fund, 5.75% 10/25/35

 23,038

 32,791

 Bayview Commercial Asset Trust, 0.67375%, 4/25/34

 27,250

 260,017

 Bayview Commercial Asset Trust, 2.83149%, 9/25/37

 22,751

 76,222

 2.45

 Bear Stearns Adjustable Rate Mortgage, Floating Rate Note, 8/25/33

 70,239

 28,085

 5.16

 Bear Stearns Adjustable Rate Mortgage, Floating Rate Note, 8/25/35

 26,427

 60,338

 Charlie Mac, 5.0%, 10/25/34

 61,454

 58,328

 Citigroup Mortgage Loan Trust, 6.75%, 8/25/34

 61,979

 42,594

 2.70

 Citigroup Mortgage Loan Trust, Floating Rate Note, 9/25/35

 38,700

 25,438

 Countrywide Alternative Loan Trust, 4.25%, 9/25/33

 25,660

 76,933

 Countrywide Alternative Loan Trust, 5.25%, 9/25/33

 80,026

 12,734

 Countrywide Alternative Loan Trust, 5.5%, 1/25/35

 12,896

 26,716

 Countrywide Alternative Loan Trust, 5.5%, 3/25/35

 23,351

 52,451

 Countrywide Alternative Loan Trust, 5.5%, 8/25/34

 49,161

 29,699

 Countrywide Alternative Loan Trust, 3.53688%, 10/25/35

 16,084

 21,626

 0.63

 Countrywide Alternative Loan Trust, Floating Rate Note, 3/25/34

 20,412

 112,479

 0.68

 Countrywide Alternative Loan Trust, Floating Rate Note, 9/25/34

 107,053

 19,723

 Countrywide Home Loans, 5.5%, 3/25/34

 19,774

 797

 2.91

 Countrywide Home Loans, Floating Rate Note, 9/25/33

 614

 88,985

 1.49

 Deutsche Mortgage Securities, Inc., Floating Rate Note, 10/25/47

 88,901

 26,282

 0.60

 DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45

 8,982

 3,400,000

 Extended Stay America Trust, 1.165%, 1/5/16

 48,902

 28,130

 First Horizon Asset Securities, Inc., 6.0%, 5/25/36

 27,116

 11,562

 0.64

 Global Tower Partners Acquisitions, Floating Rate Note, 10/25/44

 8,788

 25,000

 GMAC Commercial Mortgage Securities, Inc., 5.307%, 4/10/40

 24,412

 50,000

 5.31

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/36

 46,201

 50,000

 GS Mortgage Securities Corp. II, 4.209%, 2/10/21

 47,430

 8,614

 0.87

 Impac CMB Trust, Floating Rate Note, 9/25/34

 6,114

 62,323

 JPMorgan Chase Commercial Mortgage Securities Corp., 0.5465%, 11/15/18

 53,980

 100,000

 JPMorgan Chase Commercial Mortgage Securities Corp., 4.65%, 7/15/28

 98,035

 30,000

 JPMorgan Chase Commercial Mortgage Securities Corp., 5.53853%, 7/12/37

 22,958

 48,551

 JPMorgan Mortgage Trust, 5.2167%, 6/25/35

 46,656

 26,212

 JPMorgan Mortgage Trust, 5.345285%, 10/25/35

 24,535

 32,279

 2.84

 JPMorgan Mortgage Trust, Floating Rate Note, 11/25/35

 30,607

 18,563

 Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36

 18,295

 4,706

 0.49

 Luminent Mortgage Trust, Floating Rate Note, 7/25/36

 35

 29,577

 Master Alternative Loans Trust, 5.5%, 10/25/19

 30,317

 41,441

 6.76

 Master Seasoned Securities Trust, Floating Rate Note, 9/25/32

 43,469

 13,370

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 13,400

 103,541

 0.46

 MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29

 89,123

 100,000

 Morgan Stanley Reremic Trust, 5.0%, 11/26/36

 97,250

 40,762

 PHH Mortgage Capital, 6.6%, 12/25/27

 39,754

 282,213

 Residential Asset Securities, 0.66%, 5/25/33

 253,032

 52,052

 Residential Asset Securities, 5.5%, 7/25/35

 48,415

 22,516

 Residential Funding Mortgage Securities, Inc., 5.5%, 8/25/35

 22,733

 45,593

 Structured Asset Securities Corp., 2.6671%, 10/25/33

 40,471

 33,022

 Structured Asset Securities Corp., 5.0%, 5/25/35

 32,484

 22,849

 2.57

 Structured Asset Securities Corp., Floating Rate Note, 5/25/24

 20,962

 9,933

 WaMu Mortgage Pass Through Trust, 4.82069%, 9/25/35

 9,715

 62,052

 Wells Fargo Mortgage Backed Securities Trust, 2.808194%, 6/25/35

 57,230

 66,880

 Wells Fargo Mortgage Backed Securities Trust, 4.832239%, 3/25/36

 62,449

 22,857

 Wells Fargo Mortgage Backed Securities Trust, 5.25%, 10/25/35

 21,961

 19,580

 Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35

 19,459

 58,560

 2.88

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/35

 53,638

 24,117

 5.04

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 9/25/35

 23,336

 $

 2,450,476

 Total Banks

 $

 2,450,476

 Diversified Financials - 2.6%

 Asset Management & Custody Banks - 0.2%

 58,859

 4.67

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37

 $

 57,671

 Consumer Finance - 0.0%

 867

 GMAC Mortgage Corp. Loan Trust, 4.25%, 7/25/40

 $

 867

 Diversified Financial Services - 2.0%

 63,000

 American Tower Trust, 5.9568%, 4/15/14

 $

 67,322

 34,330

 Banc of America Mortgage Securities, 4.75%, 10/25/20

 33,069

 64,670

 2.75

 Banc of America Mortgage Securities, Floating Rate Note, 6/25/34

 60,242

 45,002

 2.88

 Banc of America Mortgage Securities, Floating Rate Note, 7/25/33

 42,141

 23,597

 5.11

 Banc of America Mortgage Securities, Floating Rate Note, 9/25/35

 22,254

 7,597

 Chaseflex Trust, 5.0%, 5/25/20

 7,046

 50,696

 Citicorp Mortgage Securities, Inc., 5.5%, 11/25/35

 50,604

 75,000

 Credit Suisse Mortgage Capital Certificates, 4.25%, 6/25/50

 70,960

 40,000

 Credit Suisse Mortgage Capital Certificates, 5.343%, 12/15/39

 35,556

 39,780

 JPMorgan Alternative Loan Trust, 6.0%, 3/25/36

 30,510

 16,219

 Residential Accredit Loans, Inc., 5.0%, 1/25/33

 16,490

 50,000

 Residential Accredit Loans, Inc., 5.75%, 4/25/34

 50,337

 38,546

 Residential Accredit Loans, Inc., 6.0%, 10/25/34

 38,923

 26,106

 0.83

 Residential Accredit Loans, Inc., Floating Rate Note, 4/25/34

 24,137

 25,684

 2.54

 Structured Adjustable Rate Mortgage, Floating Rate Note, 2/25/34

 21,720

 $

 571,311

 Investment Banking & Brokerage - 0.4%

 25,000

 Bear Stearns Commercial Mortgage Securities, 5.76%, 9/11/38

 $

 19,748

 100,000

 7.33

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 10/15/36

 97,944

 $

 117,692

 Specialized Finance - 0.0%

 3,031

 0.83

 INDX 2004-AR1 2A, Floating Rate Note, 4/25/34

 $

 2,033

 Total Diversified Financials

 $

 749,574

 Real Estate - 0.6%

 Mortgage Real Estate Investment Trusts - 0.6%

 37,805

 American Home Mortgage Investment Trust, 2.465%, 6/25/45

 $

 33,021

 23,509

 Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20

 23,235

 35,000

 Credit Suisse First Boston Mortgage Securities Corp., 6.006%, 11/15/36

 29,282

 25,000

 4.62

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 5/15/38

 21,591

 39,527

 1.73

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33

 36,015

 38,778

 Deutsche Alternative Asset Securities, Inc., 5.5%, 11/25/35

 32,842

 $

 175,986

 Total Real Estate

 $

 175,986

 Government - 0.1%

 Government - 0.1%

 34,234

 GSR Mortgage Loan Trust, 5.25%, 7/25/35

 $

 32,859

 Total Government

 $

 32,859

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 $

 3,408,895

 (Cost  $3,558,901)

 CORPORATE BONDS - 44.3%

 Energy - 6.0%

 Coal & Consumable Fuels - 0.8%

 50,000

 Alpha Natural Resources, 6.0%, 6/1/19

 $

 46,625

 50,000

 Arch Coal, Inc., 7.0%, 6/15/19

 47,500

 50,000

 Foresight Energy LLC, 9.625%, 8/15/17 (144A)

 50,500

 100,000

 Penn Virginia Resource Partners, 8.25%, 4/15/18

 95,000

 $

 239,625

 Oil & Gas Drilling - 1.0%

 55,957

 DDI Holding AS, 9.3%, 1/19/12 (144A)

 $

 54,838

 110,000

 Offshore Group Investments, 11.5%, 8/1/15

 113,300

 100,000

 Pride International, 6.875%, 8/15/20

 115,388

 $

 283,526

 Oil & Gas Equipment & Services - 1.0%

 100,000

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16

 $

 87,000

 100,000

 Oil States International, Inc., 6.5%, 6/1/19

 97,750

 86,000

 Weatherford International, Ltd., 9.625%, 3/1/19

 111,113

 $

 295,863

 Oil & Gas Exploration & Production - 0.9%

 45,444

 Gazprom International SA, 7.201%, 2/1/20 (144A)

 $

 47,676

 16,360

 Gazprom International SA, 7.201%, 2/1/20 RegS

 17,163

 78,000

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 68,640

 100,000

 TNK-BP Finance SA, 7.25%, 2/2/20

 100,250

 25,000

 W&T Offshore, Inc., 8.5%, 6/15/19

 24,250

 $

 257,979

 Oil & Gas Storage & Transporation - 2.2%

 35,000

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 39,930

 73,000

 DCP Midstream, 9.75%, 3/15/19

 97,133

 56,000

 8.38

 Enterprise Products Operating, Floating Rate Note, 8/1/66

 58,030

 50,000

 Enterprise Products Operating, 7.0%, 6/1/67

 48,125

 83,000

 Plains All America Pipeline, 6.125%, 1/15/17

 93,420

 99,000

 Questar Pipeline Co., 5.83%, 2/1/18

 115,471

 100,000

 Rockies Express Pipeline LLC, 5.625%, 4/15/20

 94,977

 66,000

 Southern Union Co., 7.2%, 11/1/66

 55,770

 35,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 39,711

 $

 642,567

 Total Energy

 $

 1,719,560

 Materials - 4.2%

 Aluminum - 0.4%

 70,000

 Alcoa, Inc., 6.15%, 8/15/20

 $

 70,909

 50,000

 Novelis, Inc., 8.375%, 12/15/17

 49,500

 $

 120,409

 Commodity Chemicals - 0.4%

 100,000

 Nova Chemicals Corp., 8.375%, 11/1/16

 $

 105,000

 Construction Materials - 0.3%

 50,000

 C10 - EUR Capital SPV, Ltd. BVI, 6.277%, 5/29/49

 $

 44,868

 100,000

 6.72

 C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49

 45,000

 $

 89,868

 Diversified Chemical - 0.1%

 EURO

 25,000

 Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)

 $

 22,988

 Diversified Metals & Mining - 1.0%

 100,000

 AngloGold Ashanti Holdings, 5.375%, 4/15/20

 $

 97,972

 100,000

 Quadra FNX Mining, Ltd., 7.75%, 6/15/19

 96,750

 20,000

 Southern Copper Corp., 5.375%, 4/16/20

 20,400

 100,000

 Vedenta Resources Plc, 9.5%, 7/18/18 (144A)

 87,000

 $

 302,122

 Metal & Glass Containers - 0.2%

 50,000

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 47,125

 Paper Packaging - 0.1%

 35,000

 Graham Packaging Co., LP, 8.25%, 1/1/17

 $

 35,219

 Paper Products - 0.1%

 40,000

 Georgia-Pacific LLC, 5.4%, 11/1/20

 $

 40,693

 Specialty Chemicals - 0.3%

 65,000

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 82,231

 Steel - 1.2%

 40,000

 ArcelorMittal, 5.25%, 8/5/20

 $

 35,738

 25,000

 ArcelorMittal, 5.5%, 3/1/21

 22,401

 75,000

 ArcelorMittal, 6.125%, 6/1/18

 72,403

 70,000

 Commercial Metals Co., 7.35%, 8/15/18

 71,202

 75,000

 Essar Steel Algoma, Inc., 9.375%, 3/15/15

 66,375

 100,000

 Metinvest BV, 8.75%, 2/14/18

 83,420

 $

 351,539

 Total Materials

 $

 1,197,194

 Capital Goods - 2.2%

 Building Products - 0.4%

 75,000

 Building Materials Corp., 6.875%, 8/15/18 (144A)

 $

 72,750

 60,000

 Masco Corp., 7.125%, 3/15/20

 58,142

 $

 130,892

 Construction & Engineering - 0.6%

 100,000

 Dycom Investments, Inc., 7.125%, 1/15/21

 $

 96,500

 75,000

 Empresas ICA SAB de CV, 8.9%, 2/4/21

 66,000

 $

 162,500

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 22,000

 Cummins, Inc., 6.75%, 2/15/27

 $

 26,623

 Electrical Component & Equipment - 0.2%

 50,000

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 48,750

 Industrial Machinery - 0.5%

 49,000

 Mueller Water Products, 7.375%, 6/1/17

 $

 38,220

 50,000

 Valmont Industries, Inc.

 58,127

 65,000

 WPE International, 10.375%, 9/30/20

 58,500

 $

 154,847

 Trading Companies & Distributors - 0.3%

 100,000

 Aviation Capital Group Corp., 6.75%, 4/6/21

 $

 96,211

 Total Capital Goods

 $

 619,823

 Transportation - 0.5%

 Air Freight & Couriers - 0.2%

 EURO

 70,000

 Ceva Group Plc, 8.5%, 12/1/14 (144A)

 $

 64,836

 Airlines - 0.3%

 50,000

 American Airlines 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21

 $

 49,500

 34,499

 Delta Airlines, Inc., 4.95%, 11/23/19

 33,451

 809

 Delta Airlines, Inc., 7.779%, 1/2/12

 812

 $

 83,763

 Total Transportation

 $

 148,599

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 51,000

 Allison Transmission, 11.0%, 11/1/15 (144A)

 $

 52,785

 Total Automobiles & Components

 $

 52,785

 Consumer Durables & Apparel - 0.5%

 Homebuilding - 0.3%

 80,000

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 $

 73,600

 Housewares & Specialties - 0.2%

 66,000

 Yankee Acquisition Corp., 9.75%, 2/15/17

 $

 60,885

 Total Consumer Durables & Apparel

 $

 134,485

 Consumer Services - 1.1%

 Casinos & Gaming - 1.0%

 103,000

 Codere Finance SA, 8.25%, 6/15/15 (144A)

 $

 121,671

 EURO

 108,000

 8.25

 Lottomatica S.p.A., Floating Rate Note, 3/31/66 (144A)

 109,571

 35,000

 Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)(c)

 1,881

 50,000

 Peermont Global, Ltd., 7.75%, 4/30/14 (144A)

 52,016

 55,000

 Station Casinos, 6.625%, 3/15/18

 0

 $

 285,139

 Education Services - 0.1%

 25,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 $

 33,047

 Total Consumer Services

 $

 318,186

 Media - 1.3%

 Advertising - 0.1%

 50,000

 Sitel LLC, 11.5%, 4/1/18

 $

 39,500

 Broadcasting - 1.0%

 55,000

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)

 $

 47,300

 3,122

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17

 2,685

 100,000

 Myriad International Holdings, 6.375%, 7/28/17

 103,750

 100,000

 Nara Cable Funding, Ltd., 8.875%, 12/1/18

 108,730

 25,000

 Telesat Canada, 12.5%, 11/1/17

 28,000

 $

 290,465

 Publishing - 0.1%

 25,000

 Interactive Data Corp., 10.25%, 8/1/18

 $

 27,000

 Total Media

 $

 356,965

 Retailing - 1.0%

 Internet Retail - 1.0%

 125,000

 Expedia, Inc., 5.95%, 8/15/20

 $

 125,604

 143,000

 Ticketmaster, 10.75%, 8/1/16

 150,150

 $

 275,754

 Total Retailing

 $

 275,754

 Food & Drug Retailing - 0.5%

 Drug Retail - 0.5%

 87,933

 CVS Pass-Through Trust, 6.036%, 12/10/28

 $

 92,545

 39,386

 CVS Pass-Through Trust, 5.773%, 1/10/33

 40,943

 $

 133,488

 Total Food & Drug Retailing

 $

 133,488

 Food, Beverage & Tobacco - 2.2%

 Agricultural Products - 0.5%

 150,000

 Viterra, Inc., 5.95%, 8/1/20

 $

 159,196

 Brewers - 0.5%

 68,000

 Cerveceria Nacio, 8.0%, 3/27/14 (144A)

 $

 70,720

 73,000

 Cia Brasileira de Bebida, 8.75%, 9/15/13

 82,490

 $

 153,210

 Packaged Foods & Meats - 0.8%

 50,000

 Blue Merger Sub, Inc., 7.625%, 2/15/19

 $

 42,250

 100,000

 JBS Finance II, Ltd., 8.25%, 1/29/18

 82,500

 150,000

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 96,000

 $

 220,750

 Tobacco - 0.3%

 115,000

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 94,875

 Total Food, Beverage & Tobacco

 $

 628,031

 Pharmaceuticals & Biotechnology - 0.8%

 Biotechnology - 0.5%

 50,000

 Grifols, Inc., 8.25%, 2/1/18

 $

 50,000

 50,000

 PDL BioPharma, Inc., 3.75%, 5/1/15

 46,750

 40,000

 Warner Chilcott Co. LLC, 7.75%, 9/15/18

 38,200

 $

 134,950

 Life Sciences Tools & Services - 0.2%

 90,000

 Catalent Pharma Solutions, 9.5%, 4/15/17 (144A)

 $

 82,125

 Total Pharmaceuticals & Biotechnology

 $

 217,075

 Banks - 3.9%

 Diversified Banks - 2.5%

 450,000

 Asian Development Bank, 3.375%, 5/20/14

 $

 78,541

 65,000

 Banco de Credito del Peru, 5.375%, 9/16/20

 61,425

 65,000

 Banco de Credito del Peru, 6.875%, 9/16/26

 63,700

 100,000

 BanColombia SA, 5.95%, 6/3/21

 96,750

 100,000

 BBVA Banco Continental via Continental Trustees Cayman, Ltd., 7.375%, 10/7/40 (144A)

 101,297

 180,000

 International Bank for Reconstruction & Development, 3.25%, 4/14/14

 31,613

 175,000

 International Bank Reconstruction & Development, 5.75%, 10/21/19

 178,661

 250,000

 Rabobank Nederland NV, 0.0%, 3/3/15

 103,066

 $

 715,053

 Regional Banks - 1.4%

 100,000

 Capital One Capital V, 10.25%, 8/15/39

 $

 101,500

 53,000

 Mellon Funding Corp., 5.5%, 11/15/18

 59,592

 80,000

 PNC Financial Services Group, 6.75%, 7/29/49

 76,618

 161,000

 8.25

 PNC Financial Services Group, Floating Rate Note, 5/29/49

 162,384

 $

 400,094

 Thrifts & Mortgage Finance - 0.0%

 DKK

 2,981

 Realkredit Danmark, 7.0%, 10/1/32

 $

 600

 Total Banks

 $

 1,115,747

 Diversified Financials - 5.7%

 Asset Management & Custody Banks - 0.2%

 35,000

 Ameriprise Financial, 7.518%, 6/1/66

 $

 35,000

 9,000

 Janus Capital Group, Inc., 6.95%, 6/15/17

 9,322

 $

 44,322

 Consumer Finance - 0.7%

 106,000

 4.00

 SLM Corp., Floating Rate Note, 7/25/14

 $

 101,273

 118,000

 Springleaf Finance Corp., 6.9%, 12/15/17

 84,960

 $

 186,233

 Diversified Financial Services - 1.1%

 115,000

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 125,060

 25,000

 Hyundai Capital Services, Inc., 4.375%, 7/27/16

 25,298

 172,000

 JPMorgan Chase & Co., 7.9%, 4/29/49

 177,162

 $

 327,520

 Investment Banking & Brokerage - 2.6%

 96,298

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 103,321

 245,000

 5.79

 Goldman Sachs Capital, Floating Rate Note, 12/29/49

 151,900

 20,000

 Jefferies Group, Inc., 5.125%, 4/13/18

 18,730

 80,000

 Jefferies Group, Inc., 6.875%, 4/15/21

 83,093

 75,000

 Macquarie Group, Ltd., 6.0%, 1/14/20

 71,114

 60,000

 Morgan Stanley, 5.5%, 1/26/20

 55,076

 111,000

 Morgan Stanley Dean Witter, 6.625%, 4/1/18

 110,119

 75,000

 Raymond James Financial, Inc., 4.25%, 4/15/16

 75,775

 50,000

 Scottrade Financial Services, Inc., 6.125%, 7/11/21

 50,532

 30,000

 TD Ameritrade Holding Corp., 5.6%, 12/1/19

 32,383

 $

 752,043

 Specialized Finance - 1.1%

 75,000

 Banque PSA Finance, 5.75%, 4/4/21

 $

 70,665

 121,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19

 124,222

 146,000

 7.68

 NCO Group, Inc., Floating Rate Note, 11/15/13

 127,020

 $

 321,907

 Total Diversified Financials

 $

 1,632,025

 Insurance - 5.3%

 Insurance Brokers - 0.9%

 58,000

 Hub International Holdings, 10.25%, 6/15/15 (144A)

 $

 53,650

 85,000

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 93,299

 133,000

 6.68

 USI Holdings Corp., Floating Rate Note, 11/15/14

 115,710

 $

 262,659

 Life & Health Insurance - 2.1%

 105,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 120,490

 137,000

 Lincoln National Corp., 6.05%, 4/20/67

 110,970

 40,000

 Lincoln National Corp., 8.75%, 7/1/19

 47,411

 100,000

 MetLife, Inc., 10.75%, 8/1/39

 125,000

 110,000

 Protective Life Corp., 7.375%, 10/15/19

 120,049

 10,000

 Prudential Financial, Inc., 6.2%, 1/15/15

 10,976

 50,000

 Prudential Financial, Inc., 8.875%, 6/15/38

 53,938

 $

 588,834

 Multi-Line Insurance - 0.7%

 80,000

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 67,988

 123,000

 Liberty Mutual Group, 7.0%, 3/15/37 (144A)

 103,935

 26,000

 Liberty Mutual Group, 7.3%, 6/15/14 (144A)

 28,170

 $

 200,093

 Property & Casualty Insurance - 0.7%

 129,000

 Hanover Insurance Group, 7.625%, 10/15/25

 $

 144,402

 25,000

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 28,188

 45,000

 White Mountains Re Group, Ltd., 7.506%, 5/29/49

 41,295

 $

 213,885

 Reinsurance - 0.9%

 121,000

 Platinum Underwriters HD, 7.5%, 6/1/17

 $

 131,525

 100,000

 Validus Holdings, Ltd., 8.875%, 1/26/40

 110,934

 $

 242,459

 Total Insurance

 $

 1,507,930

 Real Estate - 2.1%

 Diversified Real Estate Activities - 0.6%

 75,000

 BR Malls International Finance, Ltd., 8.5%, 12/31/99

 $

 76,500

 89,000

 WEA Finance LLC, 7.125%, 4/15/18

 101,665

 $

 178,165

 Diversified Real Estate Investment Trusts - 0.1%

 10,000

 Dexus Finance Property, Ltd., 7.125%, 10/15/14

 $

 11,118

 20,000

 Digital Realty Trust LP, 5.875%, 2/1/20

 21,042

 $

 32,160

 Real Estate Operating Companies - 0.0%

 7,425

 7.65

 Alto Palermo SA, Floating Rate Note, 6/11/12 (144A)

 $

 2,264

 Retail Real Estate Investment Trusts - 0.3%

 80,000

 Developers Diversified Realty, 7.5%, 4/1/17

 $

 84,442

 Specialized Real Estate Investment Trusts - 1.0%

 100,000

 Hospitality Properties Trust, 7.875%, 8/15/14

 $

 108,544

 111,000

 Senior Housing Properties Trust, 6.75%, 4/15/20

 120,495

 65,000

 Ventas Realty LP, 6.5%, 6/1/16

 66,896

 $

 295,935

 Total Real Estate

 $

 592,966

 Software & Services - 0.5%

 Data Processing & Outsourced Services - 0.4%

 100,000

 Audatex North America, Inc., 6.75%, 6/15/18

 $

 99,250

 Internet Software & Services - 0.1%

 40,000

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 $

 40,920

 Total Software & Services

 $

 140,170

 Technology Hardware & Equipment - 0.4%

 Communications Equipment - 0.3%

 75,000

 CommScope, Inc., 8.25%, 1/15/19

 $

 73,125

 Electronic Components - 0.1%

 55,000

 Vishay Intertechnology, Inc., 2.25%, 5/15/41

 $

 36,575

 Total Technology Hardware & Equipment

 $

 109,700

 Semiconductors - 0.3%

 Semiconductor Equipment - 0.3%

 76,000

 Klac Instruments Corp., 6.9%, 5/1/18

 $

 86,841

 Total Semiconductors

 $

 86,841

 Telecommunication Services - 3.8%

 Alternative Carriers - 0.6%

 100,000

 PAETEC Holdings, 8.875%, 6/30/17 (144A)

 $

 105,000

 60,000

 Global Crossing, Ltd., 12.0%, 9/15/15

 68,025

 $

 173,025

 Integrated Telecommunication Services - 1.3%

 100,000

 Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)

 $

 63,000

 50,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 46,500

 77,000

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 68,338

 50,000

 Frontier Communications Corp., 8.5%, 4/15/20

 48,500

 60,000

 Frontier Communications Corp., 8.75%, 4/15/22

 59,550

 60,000

 Qtel International FIN, Ltd., 6.5%, 6/10/14

 65,288

 27,000

 Windstream Corp., 8.625%, 8/1/16

 27,810

 $

 378,986

 Wireless Telecommunication Services - 1.8%

 85,000

 Crown Castle Towers LLC, 4.883%, 8/15/20

 $

 88,467

 100,000

 Digicel, Ltd., 8.25%, 9/1/17 (144A)

 94,000

 60,000

 GTP Acquisition Partners I LLC, 7.628%, 6/15/16

 58,192

 80,000

 NII Capital Corp., 8.875%, 12/15/19

 83,400

 150,000

 True Move Co., Ltd., 10.75%, 12/16/13 (144A)

 159,000

 50,000

 WCP Wireless Site Funding LLC, 6.829%, 11/15/15

 52,054

 $

 535,113

 Total Telecommunication Services

 $

 1,087,124

 Utilities - 2.0%

 Electric Utilities - 0.8%

 100,000

 Dubai Electricity & Water Authority, 8.5%, 4/22/15

 $

 106,500

 25,000

 PPL Capital Funding, Inc., 6.7%, 3/30/67

 23,875

 83,000

 West Penn Power Co., 5.95%, 12/15/17

 97,780

 $

 228,155

 Independent Power Producer & Energy Traders - 0.5%

 97,529

 Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)

 $

 71,455

 20,754

 Juniper Generation, 6.79%, 12/31/14 (144A)

 17,869

 75,000

 NRG Energy, Inc., 7.625%, 1/15/18

 69,750

 $

 159,074

 Multi-Utilities - 0.6%

 50,000

 NY State Gas and Electric, 6.15%, 12/15/17 (144A)

 $

 56,877

 126,609

 Ormat Funding Corp., 8.25%, 12/30/20

 118,379

 $

 175,256

 Total Utilities

 $

 562,485

 TOTAL CORPORATE BONDS

 $

 12,636,933

 (Cost  $12,678,975)

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.8%

 97,138

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/40

 $

 99,841

 28,592

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 30,864

 4,061

 Federal Home Loan Mortgage Corp., 5.0%, 5/1/34

 4,378

 22,407

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 24,140

 1,998

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 2,163

 19,934

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/17

 21,409

 33,712

 Federal National Mortgage Association, 4.0%, 7/1/18

 35,896

 23,494

 Federal National Mortgage Association, 4.5%, 3/1/35

 25,044

 68,321

 Federal National Mortgage Association, 5.0%, 10/1/20

 73,879

 28,715

 Federal National Mortgage Association, 5.0%, 10/1/20

 31,284

 20,161

 Federal National Mortgage Association, 5.0%, 2/1/20

 21,889

 1,358

 Federal National Mortgage Association, 6.0%, 12/1/31

 1,509

 968

 Federal National Mortgage Association, 6.0%, 2/1/32

 1,075

 83,304

 Federal National Mortgage Association, 6.0%, 7/1/37

 91,562

 613

 Federal National Mortgage Association, 6.5%, 10/1/31

 691

 858

 Federal National Mortgage Association, 6.5%, 2/1/32

 968

 204

 Federal National Mortgage Association, 6.5%, 7/1/31

 231

 229

 Federal National Mortgage Association, 7.0%, 9/1/29

 263

 438

 Government National Mortgage Association I, 7.0%, 3/15/31

 513

 15,674

 Government National Mortgage Association II, 5.5%, 3/20/34

 17,468

 26,548

 Government National Mortgage Association II, 6.0%, 11/20/33

 29,746

 688,819

 Government National Mortgage Association, 1.35404%, 3/16/51

 37,833

 525,000

 Government National Mortgage Association, 1.762244%, 3/15/52

 40,577

 343,603

 Government National Mortgage Association, 1.86376%, 4/16/51

 23,984

 79,318

 Government National Mortgage Association, 4.5%, 4/15/35

 86,657

 23,016

 Government National Mortgage Association, 4.5%, 5/15/34

 25,172

 31,783

 Government National Mortgage Association, 4.5%, 9/15/33

 34,784

 100,000

 Government National Mortgage Association, 4.5%, 9/20/39

 110,910

 13,753

 Government National Mortgage Association, 5.0%, 4/15/35

 15,226

 23,647

 Government National Mortgage Association, 5.5%, 1/15/34

 26,264

 45,568

 Government National Mortgage Association, 5.5%, 10/15/19

 49,474

 45,809

 Government National Mortgage Association, 5.5%, 11/15/35

 50,790

 48,421

 Government National Mortgage Association, 5.5%, 4/15/34

 53,809

 84,780

 Government National Mortgage Association, 5.5%, 6/15/35

 94,062

 12,210

 Government National Mortgage Association, 5.5%, 7/15/34

 13,530

 6,820

 Government National Mortgage Association, 6.0%, 10/15/33

 7,644

 3,048

 Government National Mortgage Association, 6.0%, 2/15/33

 3,416

 617

 Government National Mortgage Association, 6.0%, 3/15/33

 692

 5,824

 Government National Mortgage Association, 6.0%, 3/15/33

 6,528

 4,859

 Government National Mortgage Association, 6.0%, 3/15/33

 5,446

 1,852

 Government National Mortgage Association, 6.0%, 5/15/17

 2,025

 1,892

 Government National Mortgage Association, 6.0%, 6/15/17

 2,069

 6,102

 Government National Mortgage Association, 6.0%, 6/15/33

 6,839

 4,958

 Government National Mortgage Association, 6.0%, 7/15/33

 5,557

 5,741

 Government National Mortgage Association, 6.0%, 7/15/33

 6,434

 14,359

 Government National Mortgage Association, 6.0%, 8/15/19

 15,554

 25,249

 Government National Mortgage Association, 6.0%, 8/15/34

 28,289

 5,582

 Government National Mortgage Association, 6.0%, 9/15/33

 6,256

 11,436

 Government National Mortgage Association, 6.0%, 9/15/33

 12,817

 2,318

 Government National Mortgage Association, 6.0%, 9/15/33

 2,598

 3,269

 Government National Mortgage Association, 6.5%, 1/15/30

 3,781

 2,429

 Government National Mortgage Association, 6.5%, 11/15/32

 2,809

 1,827

 Government National Mortgage Association, 6.5%, 2/15/32

 2,112

 2,849

 Government National Mortgage Association, 6.5%, 3/15/29

 3,294

 1,970

 Government National Mortgage Association, 6.5%, 3/15/32

 2,278

 2,400

 Government National Mortgage Association, 7.5%, 5/15/23

 2,771

 350,000

 1.48

 Government National Mortgage Association, Floating Rate Note, 10/16/52

 27,804

 25,000

 U.S. Treasury Bonds, 6.25%, 8/15/23

 35,633

 150,000

 U.S. Treasury Notes, 4.375%, 2/15/38

 191,625

 100,000

 U.S. Treasury Notes, 4.5%, 5/15/38

 130,250

 75,000

 U.S. Treasury Notes, 4.5%, 8/15/39

 98,168

 100,000

 U.S. Treasury Notes, 5.375%, 2/15/31

 140,672

 $

 1,931,246

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 $

 1,931,246

 (Cost  $1,727,030)

 FOREIGN GOVERNMENT BONDS - 8.3%

 BRL

 300,000

 Brazilian Government, 10.25%, 1/10/28

 $

 168,061

 CAD

 495,000

 Canada Housing Trust No. 1, 3.75%, 3/15/20

 520,369

 CAD

 100,000

 Canadian Government Bond, 1.5%, 12/1/12

 96,528

 CAD

 160,000

 Canadian Government Bond, 2.0%, 6/1/16

 157,832

 CAD

 60,000

 Canadian Government Bond, 4.25%, 6/1/18

 66,715

 19,000

 Canadian Treasury Bill, 0.0%, 11/10/11

 18,188

 SEK

 980,000

 Government of Sweden, 5.5%, 10/8/12

 149,673

 IDR

 300,000,000

 Indonesia Recapitalization Bond, 14.245%, 6/15/13

 39,013

 IDR

 200,000,000

 Indonesia Recapitalization Bond, 14.275%, 12/15/13

 26,809

 IDR

 200,000,000

 Indonesia Treasury Bond, 11.0%, 12/15/12

 24,278

 IDR

 100,000,000

 Indonesia Treasury Bond, 12.5%, 3/15/13

 12,512

 IDR

 75,000,000

 Indonesia Treasury Bond, 9.0%, 9/15/13

 9,092

 EURO

 80,000

 Ireland Government Bond, 4.5%, 4/18/20

 88,392

 EURO

 80,000

 Ireland Government Bond, 5.0%, 10/18/20

 89,517

 EURO

 60,000

 Ireland Government Bond, 5.9%, 10/18/19

 71,110

 NOK

 1,280,000

 Norway Government Bond, 4.25%, 5/19/17

 245,097

 NOK

 315,000

 Norway Government Bond, 5.0%, 5/15/15

 60,098

 AUD

 176,000

 Ontario Province, 5.5%, 4/23/13

 174,587

 50,000

 Poland Government International, 6.375%, 7/15/19

 55,000

 100,000

 Provincia de Buenos Aires, 10.875%, 1/26/21

 73,000

 69,000

 Queensland Treasury, 6.0%, 8/14/13

 69,089

 75,000

 Singapore Government Bond, 1.625%, 4/1/13

 58,700

 500,000

 Sweden Government Bond, 6.75%, 5/5/14

 83,472

 $

 2,357,132

 TOTAL FOREIGN GOVERNMENT BONDS

 $

 2,357,132

 (Cost  $2,168,492)

 MUNICIPAL BONDS - 6.7%

 Municipal Airport - 0.2%

 25,000

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 27,992

 17,000

 New Jersey Economic Development Authority, 6.25%, 9/15/29

 16,234

 $

 44,226

 Municipal Development - 1.8%

 125,000

 Alliance Airport Authority, 5.75%, 12/1/29

 $

 86,415

 60,000

 Brazos Harbor Industrial Development Corp., 5.9%, 5/1/38

 61,175

 100,000

 Dallas-Fort Worth Texas Airport Revenue, 6.375%, 5/1/35

 72,224

 65,000

 Louisiana Local Government Environment, 6.75%, 11/1/32

 68,125

 58,000

 New Jersey Economic Development Authority Special Facility Revenue, 7.0%, 11/15/30

 57,446

 60,000

 Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30

 60,461

 50,000

 Selma Industrial Development Board, 6.25%, 11/1/33

 53,126

 70,000

 St. John Baptist Parish Louisian Revenue, 5.125%, 6/1/37

 68,759

 $

 527,731

 Municipal General - 0.8%

 50,000

 County of Cook Illinois, 6.5%, 10/15/40

 $

 51,875

 75,000

 New Jersey Transport Trust Fund Authority, 5.5%, 6/15/41

 82,389

 25,000

 New York City Transitional Finance Authority, 5.0%, 11/1/33

 27,206

 66,000

 Wisconsin State General, 5.75%, 5/1/33

 74,179

 $

 235,649

 Municipal Higher Education - 2.3%

 98,000

 California State University Revenue, 5.0%, 11/1/39

 $

 101,383

 70,000

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 76,262

 99,000

 Conneticut State Health & Education, 5.0%, 7/1/42

 106,158

 50,000

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 54,683

 30,000

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 33,933

 30,000

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 35,131

 75,000

 Missouri State Health & Educational Facilities, 5.0%, 11/15/39

 82,726

 25,000

 New York State Dormitory Authority, 5.0%, 10/1/41

 28,031

 100,000

 New York State Dormitory Authority, 5.0%, 7/1/38

 109,072

 25,000

 Texas A&M University, 5.0%, 7/1/30

 28,828

 $

 656,207

 Municipal Medical - 0.3%

 25,000

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 $

 26,637

 50,000

 New Hampshire Health, 6.5%, 1/1/41

 53,695

 $

 80,332

 Municipal Pollution - 0.7%

 135,000

 Brazoria County Environmental, 5.95%, 5/15/33

 $

 140,245

 25,000

 Goochland County Industrial Development Authority, 5.65%, 12/1/25

 24,280

 55,000

 Ohio State Pollution Control Revenue, 5.65%, 3/1/33

 41,622

 $

 206,147

 Municipal Water - 0.6%

 60,000

 City of Charleston South Carolina, 5.0%, 1/1/41

 $

 66,508

 35,000

 Greater Chicago Metropolitan Water Reclamation District, 5.0%, 12/1/30

 38,607

 30,000

 Greater Chicago Metropolitan Water Reclamation District, 5.0%, 12/1/32

 32,773

 25,000

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 26,789

 $

 164,677

 TOTAL MUNICIPAL BONDS

 $

 1,914,969

 (Cost  $1,780,066)

 SENIOR FLOATING RATE LOAN INTERESTS - 10.4%

 Energy - 1.2%

 Coal & Consumable Fuels - 0.3%

 100,000

 11.23

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 100,000

 Oil & Gas Equipment & Services - 0.8%

 124,436

 6.25

 Frac Tech Services LLC, Term Loan, 4/19/16

 $

 122,543

 115,768

 8.50

 Hudson Products Holdings, Inc., Term Loan, 8/24/15

 111,137

 $

 233,680

 Total Energy

 $

 333,680

 Materials - 0.8%

 Precious Metals & Minerals - 0.3%

 93,000

 5.25

 Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17

 $

 91,721

 Steel - 0.4%

 134,145

 10.50

 Niagara Corp., New Term Loan, 6/29/14

 $

 122,742

 Total Materials

 $

 214,463

 Capital Goods - 0.9%

 Construction & Engineering - 0.2%

 44,997

 2.49

 URS Corp., Tranche B Term Loan, 5/15/13

 $

 44,862

 Industrial Machinery - 0.8%

 228,947

 6.26

 Alliance Laundry Holdings, Term Loan, 9/10/16

 $

 226,658

 Total Capital Goods

 $

 271,520

 Commercial Services & Supplies - 0.5%

 Research & Consulting Services - 0.5%

 134,220

 5.75

 Wyle Services Corp., 1st Lien Term Loan, 3/31/17

 $

 128,851

 Total Commercial Services & Supplies

 $

 128,851

 Transportation - 0.2%

 Air Freight & Couriers - 0.2%

 23,296

 5.25

 CEVA Group Plc, Dollar Tranche B Term Loan, 8/31/16

 $

 21,607

 44,718

 5.25

 CEVA Group Plc, U.S. Tranche B Term Loan, 8/31/16

 41,476

 $

 63,083

 Total Transportation

 $

 63,083

 Automobiles & Components - 0.8%

 Auto Parts & Equipment - 0.3%

 65,369

 2.16

 Federal Mogul Corp., Tranche B Term Loan, 12/29/14

 $

 60,412

 33,352

 2.17

 Federal Mogul Corp., Tranche C Term Loan, 12/28/15

 30,823

 $

 91,235

 Automobile Manufacturers - 0.4%

 150,000

 6.00

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 132,063

 Total Automobiles & Components

 $

 223,298

 Consumer Services - 0.8%

 Restaurants - 0.8%

 248,750

 4.50

 Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16

 $

 240,510

 Total Consumer Services

 $

 240,510

 Media - 0.4%

 Cable & Satellite - 0.1%

 2,694

 7.25

 Charter Communications Operations, Term B2 Loan, 3/6/14

 $

 2,694

 49,500

 4.50

 Mediacom Broadband LLC, Tranche F Term Loan, 10/20/17

 47,829

 $

 50,523

 Publishing - 0.3%

 74,438

 4.50

 Interactive Data Corp., Term B Loan, 1/31/18

 $

 71,833

 Total Media

 $

 122,356

 Food, Beverage & Tobacco - 0.3%

 Packaged Foods & Meats - 0.3%

 74,438

 7.00

 Pierre Foods, Inc., 1st Lien Term Loan, 9/30/16

 $

 72,949

 Total Food, Beverage & Tobacco

 $

 72,949

 Health Care Equipment & Services - 1.9%

 Health Care Facilities - 0.4%

 5,783

 2.57

 CHS/Community Health Systems, Inc., Non-Extended Term Loan, 7/25/14

 $

 5,426

 112,477

 2.57

 CHS/Community Health Systems, Inc., Non-Extended Term Loan, 7/25/14

 105,525

 $

 110,951

 Health Care Services - 1.4%

 241,667

 7.50

 Sun HealthCare Group, Term Loan, 10/18/16

 $

 187,292

 248,750

 7.75

 Virtual Radiologic Corp., Term A Loan, 11/3/16

 236,313

 $

 423,605

 Total Health Care Equipment & Services

 $

 534,556

 Pharmaceuticals & Biotechnology - 0.9%

 Biotechnology - 0.9%

 250,000

 6.00

 Grifols, Inc., U.S. Tranche B Term Loan, 6/4/16

 $

 245,750

 Total Pharmaceuticals & Biotechnology

 $

 245,750

 Technology Hardware & Equipment - 1.2%

 Electronic Components - 1.2%

 80,676

 2.49

 Flextronics Semiconductor, A1A Delayed Draw Term Loan, 10/1/14

 $

 78,256

 280,752

 2.47

 Flextronics Semiconductor, Closing Date Term Loan, 10/1/14

 272,750

 $

 351,006

 Total Technology Hardware & Equipment

 $

 351,006

 Semiconductors - 0.2%

 Semiconductor Equipment - 0.2%

 76,142

 4.47

 Freescale Semiconductor, Inc., Extended Maturity Term Loan, 12/1/16

 $

 69,956

 Total Semiconductors

 $

 69,956

 Utilities - 0.3%

 Electric Utilities - 0.3%

 142,369

 4.75

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 10/10/17

 $

 95,877

 Total Utilities

 $

 95,877

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 $

 2,967,855

 (Cost  $3,109,038)

 TOTAL INVESTMENT IN SECURITIES - 98.9%

 $

 28,182,214

 (Cost  $28,122,483)(a)

 OTHER ASSETS AND LIABILITIES - 1.1%

 $

 317,989

 TOTAL NET ASSETS - 100.0%

 $

 28,500,203

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2011, the value of these securities amounted to $2,202,314 or 7.7% of total net assets.

 **

Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At September 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $28,125,874 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

           2,109,567

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

          (2,053,227)

 Net unrealized gain

 $

                56,340

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 AUD

 Australian Dollar

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 DKK

 Danish Kroner

 EURO

 Euro

 IDR

 Indonesian Rupiah

 NOK

 Norwegian Krone

 SEK

 Swedish Krone

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (see Note 1A) are categorized as Level 3.

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Portfolio’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
1,203,417

$
-

$
1,203,417

 Preferred Stocks

515,112

106,061

-

621,173

 Common Stock

15,097

77,418

15,934

108,449

 Asset Backed Securities

-

1,032,145

-

1,032,145

 Collateralized Mortgage Obligations

-

3,408,895

-

3,408,895

 Corporate Bonds

-

12,636,933

-

12,636,933

 U.S. Government Agency Obligations

-

1,931,246

-

1,931,246

 Foreign Government Bonds

-

2,357,132

-

2,357,132

 Municipal Bonds

-

1,914,969

-

1,914,969

 Senior Floating Rate Loan Interests

-

2,967,855

-

2,967,855

 Repurchase Agreements

-

-

-

-

 Temporary Cash Investments

-

-

-

-

 Money Market Mutual Funds

-

-

-

-

 Total

$
530,209

$
27,636,071

$
15,934

$
28,182,214

 Other Financial Instruments*

$
53,759

$
27,574

$
-

$
81,333

 *Other Financial Instruments include futures and foreign exchange contracts

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Common Stocks

 Balance as of 12/31/10

$
15,934

 Realized gain (loss)

-

 Change in unrealized appreciation (depreciation)

-

 Net purchases (sales)

-

 Transfers in and out of Level 3

-

 Balance as of 9/30/11

$
15,934

 Pioneer High Yield VCT Portfolio

 Schedule of Investments 9/30/2011 (unaudited)

 Principal

 Floating

 Amount ($)

 Rate (d)

 Value

 CONVERTIBLE CORPORATE BONDS - 24.3%

 Energy - 3.1%

 Coal & Consumable Fuels - 1.3%

 150,000

 James River Coal Co., 3.125%, 3/15/18

 $

 96,563

 830,000

 Massey Energy Co., 3.25%, 8/1/15

 735,588

 $

 832,151

 Oil & Gas Equipment & Services - 0.7%

 395,000

 Exterran Holdings, Inc., 4.25%, 6/15/14 (b)

 $

 358,463

 73,000

 Newpark Resources, Inc., 4.0%, 10/1/17

 67,160

 $

 425,623

 Oil & Gas Exploration & Production - 1.1%

 755,000

 Chesapeake Energy, 2.5%, 5/15/37

 $

 719,138

 Total Energy

 $

 1,976,912

 Materials - 0.2%

 Steel - 0.2%

 145,000

 Steel Dynamics, Inc., 5.125%, 6/15/14 (b)

 $

 149,169

 Total Materials

 $

 149,169

 Capital Goods - 6.0%

 Construction & Farm Machinery & Heavy Trucks - 1.4%

 115,000

 Greenbrier Cos, Inc., 3.5%, 4/1/18

 $

 82,081

 825,000

 Navistar International Corp., 3.0%, 10/15/14

 818,813

 $

 900,894

 Electrical Component & Equipment - 2.2%

 459,000

 General Cable Corp., 4.5%, 11/15/29

 $

 413,100

 1,125,000

 Roper Industries, Inc., 1.4813%, 1/15/34

 970,313

 $

 1,383,413

 Trading Companies & Distributors - 2.5%

 1,120,000

 WESCO International, Inc., 6.0%, 9/15/29

 $

 1,587,600

 Total Capital Goods

 $

 3,871,907

 Transportation - 1.0%

 Airlines - 0.3%

 120,000

 Continental Airlines, Inc., 4.5%, 1/15/15

 $

 150,000

 Marine - 0.7%

 644,000

 Horizon Lines, 4.25%, 8/15/12

 $

 470,120

 Total Transportation

 $

 620,120

 Automobiles & Components - 1.1%

 Automobile Manufacturers - 1.1%

 526,000

 Ford Motor Co., 4.25%, 11/15/16

 $

 683,143

 Total Automobiles & Components

 $

 683,143

 Consumer Durables & Apparel - 0.6%

 Homebuilding - 0.6%

 250,000

 D.R. Horton, Inc., 2.0%, 5/15/14

 $

 251,875

 109,000

 Lennar Corp., 2.75%, 12/15/20

 101,506

 $

 353,381

 Total Consumer Durables & Apparel

 $

 353,381

 Food, Beverage & Tobacco - 0.3%

 Tobacco - 0.3%

 265,000

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 214,319

 Total Food, Beverage & Tobacco

 $

 214,319

 Health Care Equipment & Services - 2.5%

 Health Care Equipment - 1.1%

 560,000

 Hologic, Inc., 2.0%, 12/15/37 (b)

 $

 578,900

 170,000

 NuVasive, Inc., 2.75%, 7/1/17

 141,950

 $

 720,850

 Health Care Supplies - 0.5%

 400,000

 Alere, Inc., 3.0%, 5/15/16 (b)

 $

 348,000

 Health Care Technology - 0.8%

 350,000

 WebMD Health Corp., 2.25%, 3/31/16

 $

 311,938

 281,000

 WebMD Health Corp., 2.5%, 1/31/18

 227,259

 $

 539,197

 Total Health Care Equipment & Services

 $

 1,608,047

 Pharmaceuticals & Biotechnology - 4.4%

 Biotechnology - 4.4%

 250,000

 BioMarin Pharmaceutical, Inc., 1.875%, 4/23/17

 $

 416,250

 650,000

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 887,250

 485,000

 MannKind Corp., 3.75%, 12/15/13

 275,238

 250,000

 PDL BioPharma, Inc., 3.75%, 5/1/15

 233,750

 865,000

 Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15

 992,588

 $

 2,805,076

 Total Pharmaceuticals & Biotechnology

 $

 2,805,076

 Real Estate - 0.3%

 Specialized Real Estate Investment Trusts - 0.3%

 155,000

 Host Hotels & Resorts LP, 2.5%, 10/15/29

 $

 161,781

 Total Real Estate

 $

 161,781

 Software & Services - 1.7%

 Application Software - 1.6%

 360,000

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 327,150

 600,000

 Nuance Communications, 2.75%, 8/15/27

 754,500

 $

 1,081,650

 Total Software & Services

 $

 1,081,650

 Technology Hardware & Equipment - 0.7%

 Communications Equipment - 0.3%

 180,000

 InterDigital, Inc., 2.5%, 3/15/16

 $

 197,325

 Electronic Components - 0.4%

 130,000

 Vishay Intertechnology, Inc., 2.25%, 5/15/41

 $

 86,450

 Total Technology Hardware & Equipment

 $

 283,775

 Semiconductors - 2.5%

 Semiconductor Equipment - 0.5%

 146,000

 Lam Research Corp., 1.25%, 5/15/18

 $

 135,963

 225,000

 Novellus Systems, Inc., 2.625%, 5/15/41

 194,344

 $

 330,307

 Semiconductors - 2.0%

 628,000

 ON Semiconductor Corp., 2.625%, 12/15/26

 $

 668,820

 710,000

 SunPower Corp., 4.75%, 4/15/14 (b)

 617,700

 $

 1,286,520

 Total Semiconductors

 $

 1,616,827

 Telecommunication Services - 0.8%

 Integrated Telecommunication Services - 0.8%

 209,000

 MasTec, Inc., 4.0%, 6/15/14

 $

 274,574

 160,000

 MasTec, Inc., 4.25%, 12/15/14

 216,400

 $

 490,974

 Total Telecommunication Services

 $

 490,974

 TOTAL CONVERTIBLE CORPORATE BONDS

 $

 15,917,081

 (Cost  $14,108,919)

 PREFERRED STOCKS - 4.4%

 Energy - 0.8%

 Oil & Gas Exploration & Production - 0.7%

 13,170

 Petroquest Energy, 6.875%, 12/31/49

 $

 496,344

 Total Energy

 $

 496,344

 Capital Goods - 0.4%

 Electrical Component & Equipment - 0.3%

 2,000

 General Cable Corp., 5.75%, 11/24/13

 $

 235,125

 Total Capital Goods

 $

 235,125

 Automobiles & Components - 0.2%

 Tires & Rubber - 0.2%

 4,050

 Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 156,938

 Total Automobiles & Components

 $

 156,938

 Consumer Services - 0.0%

 Hotels, Resorts & Cruise Lines - 0.0%

 500

 Perseus Holding Corp. *

 $

 18,750

 Total Consumer Services

 $

 18,750

 Health Care Equipment & Services - 0.8%

 Health Care Supplies - 0.8%

 2,797

 Alere, Inc., 3.0%, 12/31/49 (b)

 $

 537,024

 Total Health Care Equipment & Services

 $

 537,024

 Diversified Financials - 0.2%

 Diversified Financial Services - 0.2%

 8,000

 GMAC Capital Trust I, 8.125%, 2/15/40

 $

 146,000

 Total Diversified Financials

 $

 146,000

 Real Estate - 1.9%

 Real Estate Operating Companies - 1.9%

 26,900

 Forest City Enterprises, Inc., 7.0%, 12/31/49

 $

 1,223,950

 Total Real Estate

 $

 1,223,950

 TOTAL PREFERRED STOCKS

 $

 2,814,131

 (Cost  $3,782,377)

 COMMON STOCKS - 13.7%

 Energy - 0.7%

 Oil & Gas Drilling - 0.3%

 38,220

 Hercules Offshore, Inc. *

 $

 111,602

 1,700

 Transocean, Ltd.

 81,158

 $

 192,760

 Oil & Gas Exploration & Production - 0.3%

 5,400

 Marathon Oil Corp.

 $

 116,532

 17,537

 SandRidge Energy, Inc. *

 97,506

 $

 214,038

 Oil & Gas Refining & Marketing - 0.1%

 2,700

 Marathon Petroleum Corp.

 $

 73,062

 Total Energy

 $

 479,860

 Materials - 3.5%

 Commodity Chemicals - 0.6%

 30,671

 Georgia Gulf Corp. *

 $

 424,180

 Construction Materials - 0.2%

 4,812

 Texas Industries, Inc. (b)

 $

 152,733

 Diversified Chemical - 1.2%

 1,862

 FMC Corp.

 $

 128,776

 26,416

 LyondellBasell Industries NV

 645,343

 $

 774,119

 Diversified Metals & Mining - 1.0%

 168,152

 Blaze Recycling & Metals LLC (e)

 $

 116,025

 14,658

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 446,336

 88,500

 Polymet Mining Corp. *

 108,855

 $

 671,216

 Metal & Glass Containers - 0.3%

 12,500

 Owens-Illinois, Inc. *

 $

 189,000

 Steel - 0.1%

 6,101

 KNIA Holdings, Inc. *

 $

 42,645

 Total Materials

 $

 2,253,893

 Capital Goods - 3.6%

 Aerospace & Defense - 1.9%

 12,079

 BE Aerospace, Inc. *

 $

 399,936

 13,178

 DigitalGlobe, Inc. *

 256,049

 6,962

 Geoeye, Inc. *

 197,373

 5,245

 ITT Corp.

 220,290

 12,790

 Orbital Sciences Corp. *

 163,712

 $

 1,237,360

 Building Products - 0.2%

 4,752

 Lennox International, Inc.

 $

 122,507

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 15,596

 Commercial Vehicle Group, Inc. *

 $

 102,466

 Electrical Component & Equipment - 0.8%

 6,750

 Cooper Industries Plc

 $

 311,310

 10,000

 General Cable Corp. *

 233,500

 $

 544,810

 Industrial Machinery - 0.5%

 5,426

 ESCO Technologies, Inc.

 $

 138,363

 5,392

 Kennametal, Inc.

 176,534

 $

 314,897

 Total Capital Goods

 $

 2,322,040

 Consumer Services - 0.8%

 Casinos & Gaming - 0.0%

 2,490

 WMS Industries, Inc. *

 $

 43,799

 Restaurants - 0.4%

 7,121

 Starbucks Corp.

 $

 265,542

 Specialized Consumer Services - 0.3%

 21,328

 Service Corporation International

 $

 195,364

 Total Consumer Services

 $

 504,705

 Food, Beverage & Tobacco - 0.1%

 Tobacco - 0.1%

 36,185

 Alliance One International, Inc. *

 $

 88,291

 Total Food, Beverage & Tobacco

 $

 88,291

 Health Care Equipment & Services - 0.6%

 Health Care Supplies - 0.0%

 2,700

 Alere, Inc. * (b)

 $

 53,055

 Managed Health Care - 0.6%

 4,200

 CIGNA Corp.

 $

 176,148

 3,940

 United Healthcare Group, Inc.

 181,713

 $

 357,861

 Total Health Care Equipment & Services

 $

 410,916

 Pharmaceuticals & Biotechnology - 1.7%

 Life Sciences Tools & Services - 1.7%

 3,615

 Bio-Rad Laboratories, Inc. *

 $

 328,134

 8,230

 Thermo Fisher Scientific, Inc. *

 416,767

 4,215

 Waters Corp. *

 318,190

 $

 1,063,091

 Total Pharmaceuticals & Biotechnology

 $

 1,063,091

 Diversified Financials - 0.2%

 Asset Management & Custody Banks - 0.0%

 1,679

 Legg Mason, Inc.

 $

 43,167

 Specialized Finance - 0.1%

 350

 CME Group, Inc.

 $

 86,240

 Total Diversified Financials

 $

 129,407

 Software & Services - 0.2%

 Application Software - 0.2%

 3,000

 Blackboard, Inc. * (b)

 $

 133,980

 Data Processing & Outsourced Services - 0.0%

 952

 Perseus Holding Corp. *

 $

 0

 Total Software & Services

 $

 133,980

 Technology Hardware & Equipment - 1.1%

 Communications Equipment - 0.1%

 3,480

 Research In Motion *

 $

 70,644

 Electronic Equipment & Instruments - 0.2%

 5,993

 Itron, Inc. *

 $

 176,794

 Electronic Manufacturing Services - 0.3%

 7,200

 TE Connectivity, Ltd.

 $

 202,608

 Technology Distributors - 0.4%

 2,500

 Arrow Electronics, Inc. *

 $

 69,450

 12,500

 Ingram Micro, Inc. *

 201,625

 $

 271,075

 Total Technology Hardware & Equipment

 $

 721,121

 Semiconductors - 0.3%

 Semiconductors - 0.3%

 42,000

 PMC - Sierra, Inc. *

 $

 251,160

 Total Semiconductors

 $

 251,160

 Telecommunication Services - 0.5%

 Integrated Telecommunication Services - 0.5%

 25,476

 Windstream Corp.

 $

 297,050

 Total Telecommunication Services

 $

 297,050

 Utilities - 0.2%

 Multi-Utilities - 0.2%

 7,827

 CMS Energy Corp.

 $

 154,896

 Total Utilities

 $

 154,896

 TOTAL COMMON STOCKS

 $

 8,810,410

 (Cost  $8,446,936)

 ASSET BACKED SECURITIES - 0.3%

 Materials - 0.0%

 Precious Metals & Minerals - 0.0%

 23,883

 Mid-State Trust, 7.0%, 12/15/45

 $

 24,892

 Total Materials

 $

 24,892

 Banks - 0.0%

 Thrifts & Mortgage Finance - 0.0%

 80,000

 0.68

 Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 1/25/47

 $

 28,720

 Total Banks

 $

 28,720

 Diversified Financials - 0.2%

 Specialized Finance - 0.2%

 150,000

 Dominos Pizza Master Issuer, 5.261%, 4/25/37

 $

 151,500

 Total Diversified Financials

 $

 151,500

 TOTAL ASSET BACKED SECURITIES

 $

 205,112

 (Cost  $214,470)

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%

 Materials - 0.6%

 Forest Products - 0.6%

 450,000

 T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)

 $

 411,885

 Total Materials

 $

 411,885

 Diversified Financials - 0.1%

 Diversified Financial Services - 0.1%

 31,552

 Residential Accredit, 6.0%, 10/25/34

 $

 31,860

 Total Diversified Financials

 $

 31,860

 TOTAL COLLATERALIZED MORTGAGE OBLIGATION

 $

 443,745

 (Cost  $485,893)

 CORPORATE BONDS - 45.2%

 Energy - 6.3%

 Coal & Consumable Fuels - 1.0%

 350,000

 Arch Coal, Inc., 7.25%, 6/15/21

 $

 336,875

 350,000

 Xinergy Corp., 9.25%, 5/15/19 (b)

 313,250

 $

 650,125

 Oil & Gas Drilling - 0.8%

 475,000

 Offshore Group Investments, 11.5%, 8/1/15

 $

 489,250

 Oil & Gas Equipment & Services - 0.7%

 101,000

 American Petroleum Tankers LLC, 10.25%, 5/1/15

 $

 99,738

 415,000

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16

 361,050

 $

 460,788

 Oil & Gas Exploration & Production - 0.9%

 110,000

 Comstock Resources, Inc., 7.75%, 4/1/19

 $

 102,850

 110,000

 Energy Partners, Ltd., 8.25%, 2/15/18

 101,200

 190,000

 Penn Virginia Corp., 7.25%, 4/15/19

 175,750

 245,000

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 215,600

 $

 595,400

 Oil & Gas Refining & Marketing - 2.3%

 870,000

 Holly Energy Partners LP, 6.25%, 3/1/15

 $

 859,125

 630,000

 Tesoro Corp., 6.5%, 6/1/17

 626,850

 $

 1,485,975

 Oil & Gas Storage & Transporation - 0.6%

 405,000

 Enterprise Products Operating, 7.0%, 6/1/67

 $

 389,813

 Total Energy

 $

 4,071,351

 Materials - 8.4%

 Aluminum - 0.5%

 373,988

 6.83

 Noranda Aluminum Acquisitions, Floating Rate Note, 5/15/15

 $

 336,589

 Commodity Chemicals - 0.8%

 450,000

 Hexion US Finance Corp., 8.875%, 2/1/18 (144A)

 $

 371,250

 200,000

 Rain CII Carbon LLC, 8.0%, 12/1/18

 200,000

 $

 571,250

 Construction Materials - 0.6%

 220,000

 AGY Holding Corp., 11.0%, 11/15/14

 $

 159,500

 275,000

 Texas Industries, Inc., 9.25%, 8/15/20

 213,813

 $

 373,313

 Diversified Chemical - 0.3%

 225,000

 Ineos Finance Plc, 9.0%, 5/15/15 (144A)

 $

 213,750

 Diversified Metals & Mining - 0.3%

 250,000

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18

 $

 197,500

 Forest Products - 0.3%

 235,000

 Millar Western Forest, 8.5%, 4/1/21

 $

 179,775

 Metal & Glass Containers - 1.6%

 275,000

 BWAY Holding Co., 10.0%, 6/15/18

 $

 288,750

 765,000

 Crown Cork and Seal Co., Inc., 7.375%, 12/15/26

 757,350

 $

 1,046,100

 Paper Packaging - 0.6%

 285,000

 Packaging Dynamics Corp., 8.75%, 2/1/16

 $

 279,300

 100,000

 Sealed Air Corp., 8.125%, 9/15/19

 101,000

 $

 380,300

 Specialty Chemicals - 2.2%

 1,415,000

 Nova Chemicals Corp., 7.875%, 9/15/25

 $

 1,386,700

 Steel - 1.1%

 755,000

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

 $

 585,125

 130,000

 JMC Steel Group, 8.25%, 3/15/18

 122,200

 $

 707,325

 Total Materials

 $

 5,392,602

 Capital Goods - 6.0%

 Aerospace & Defense - 0.8%

 200,000

 ADS Tactical, Inc., 11.0%, 4/1/18

 $

 196,000

 383,000

 DynCorp International, Inc., 10.375%, 7/1/17

 $

 334,168

 $

 530,168

 Building Products - 0.3%

 200,000

 Building Materials Corp. of America, 6.75%, 5/1/21

 $

 190,000

 Construction & Engineering - 0.4%

 345,000

 New Enterprise Stone & Lime Co., 11.0%, 9/1/18

 $

 273,413

 Electrical Component & Equipment - 1.8%

 590,000

 Anixter International Corp., 5.95%, 3/1/15

 $

 578,200

 350,000

 Coleman Cable, Inc., 9.0%, 2/15/18

 341,250

 235,000

 General Cable Corp., 7.125%, 4/1/17

 235,000

 $

 1,154,450

 Industrial Conglomerates - 0.2%

 150,000

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 $

 140,250

 Industrial Machinery - 0.7%

 560,000

 Mueller Water Products, 7.375%, 6/1/17

 $

 436,800

 Trading Companies & Distributors - 1.7%

 1,100,000

 Wesco Distribution, Inc., 7.5%, 10/15/17

 $

 1,102,750

 Total Capital Goods

 $

 3,827,831

 Commercial Services & Supplies - 0.2%

 Diversified Support Services - 0.2%

 100,000

 Iron Mountain, Inc., 7.75%, 10/1/19

 $

 99,250

 Total Commercial Services & Supplies

 $

 99,250

 Transportation - 0.3%

 Air Freight & Couriers - 0.3%

 210,000

 CEVA Group Plc, 11.625%, 10/1/16

 $

 205,275

 Total Transportation

 $

 205,275

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.2%

 200,000

 Allison Transmission, Inc., 7.125%, 5/15/19

 $

 181,000

 Automobile Manufacturers - 0.1%

 115,000

 Chrysler Group LLC, 8.0%, 6/15/19

 $

 89,700

 Total Automobiles & Components

 $

 270,700

 Consumer Durables & Apparel - 2.4%

 Homebuilding - 0.3%

 365,000

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 224,475

 Housewares & Specialties - 2.0%

 225,000

 Reynolds Group Holdings, Ltd., 8.25%, 2/15/21

 $

 177,750

 350,000

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18 (144A)

 295,750

 685,000

 Yankee Acquisition Corp., 9.75%, 2/15/17

 631,913

 225,000

 YCC Holdings LLC, 10.25%, 2/15/16

 191,250

 $

 1,296,663

 Total Consumer Durables & Apparel

 $

 1,521,138

 Consumer Services - 0.7%

 Casinos & Gaming - 0.1%

 1,335,000

 Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)

 $

 71,756

 Education Services - 0.2%

 130,000

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 124,150

 Restaurants - 0.4%

 480,000

 Burger King Capital, 0.0%, 4/15/19 (b)

 $

 262,800

 Total Consumer Services

 $

 458,706

 Media - 2.2%

 Broadcasting - 2.2%

 250,000

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 236,250

 340,000

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)

 292,400

 223,653

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17

 192,342

 225,000

 Intelsat Jackson Holdings SA, 7.25%, 4/1/19

 208,688

 160,000

 Telesat Canada, 11.0%, 11/1/15

 171,200

 275,000

 Telesat Canada, 12.5%, 11/1/17

 308,000

 $

 1,408,880

 Total Media

 $

 1,408,880

 Retailing - 0.3%

 Apparel Retail - 0.3%

 200,000

 Brown Shoe Co., Inc., 7.125%, 5/15/19

 $

 169,000

 Total Retailing

 $

 169,000

 Food, Beverage & Tobacco - 1.4%

 Packaged Foods & Meats - 0.4%

 310,000

 Pilgrim's Pride Corp., 7.875%, 12/15/18 (b)

 $

 236,375

 Tobacco - 0.9%

 770,000

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 635,250

 Total Food, Beverage & Tobacco

 $

 871,625

 Health Care Equipment & Services - 2.8%

 Health Care Facilities - 0.7%

 450,000

 Kindred Escrow Corp., 8.25%, 6/1/19

 $

 343,688

 125,000

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19

 111,406

 8,000

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

 5,200

 $

 460,294

 Health Care Services - 2.0%

 200,000

 BioScrip, Inc., 10.25%, 10/1/15

 $

 200,000

 325,000

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 258,375

 410,000

 Surgical Care Affiliates, 10.0%, 7/15/17 (144A)

 389,500

 518,225

 Surgical Care Affiliates, 8.875%, 7/15/15 (144A) PIK

 497,496

 $

 1,345,371

 Total Health Care Equipment & Services

 $

 1,805,665

 Pharmaceuticals & Biotechnology - 0.8%

 Biotechnology - 0.6%

 393,000

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 357,630

 $

 357,630

 Life Sciences Tools & Services - 0.2%

 120,762

 Catalent Pharma Solution, 9.5%, 4/15/17 (144A)

 $

 110,195

 Total Pharmaceuticals & Biotechnology

 $

 467,825

 Diversified Financials - 0.8%

 Specialized Finance - 0.7%

 195,000

 Dollar Financial Corp., 10.375%, 12/15/16 (144A)

 $

 199,875

 360,000

 7.68

 NCO Group, Inc., Floating Rate Note, 11/15/13

 313,200

 $

 513,075

 Total Diversified Financials

 $

 513,075

 Insurance - 3.0%

 Insurance Brokers - 1.8%

 630,000

 Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)

 $

 641,025

 390,000

 Hub International Holdings, 10.25%, 6/15/15 (144A)

 360,750

 150,000

 6.68

 USI Holdings Corp., Floating Rate Note, 11/15/14

 130,500

 $

 1,132,275

 Multi-Line Insurance - 0.8%

 625,000

 Liberty Mutual Group, 7.0%, 3/15/37 (144A)

 $

 528,125

 Reinsurance - 0.3%

 250,000

 0.58

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 CATBOND

 $

 252,750

 Total Insurance

 $

 1,913,150

 Real Estate - 1.2%

 Diversified Real Estate Investment Trusts - 0.5%

 375,000

 CNL Income Properties, Inc., 7.25%, 4/15/19

 $

 322,500

 Real Estate Operating Companies - 0.6%

 410,000

 Forest City Enterprises, 6.5%, 2/1/17

 $

 377,200

 60,000

 Forest City Enterprises, 7.625%, 6/1/15

 57,600

 $

 434,800

 Total Real Estate

 $

 757,300

 Software & Services - 1.2%

 Application Software - 0.4%

 327,000

 Allen Systems Group, Inc., 10.5%, 11/15/16

 $

 297,570

 Data Processing & Outsourced Services - 0.2%

 89,000

 First Data Corp., 12.625%, 1/15/21

 $

 65,860

 89,000

 First Data Corp., 8.25%, 1/15/21

 70,310

 21,000

 First Data Corp., 9.875%, 9/24/15 (b)

 17,588

 $

 153,758

 Systems Software - 0.5%

 349,973

 Pegasus Solutions, Inc., 13.0%, 4/15/14 PIK

 $

 328,975

 Total Software & Services

 $

 780,303

 Technology Hardware & Equipment - 0.5%

 Computer Storage & Peripherals - 0.5%

 400,000

 Seagate HDD Cayman, 7.0%, 11/1/21

 $

 368,000

 Total Technology Hardware & Equipment

 $

 368,000

 Telecommunication Services - 4.0%

 Alternative Carriers - 1.4%

 425,000

 PAETEC Holdings, 8.875%, 6/30/17 (144A)

 $

 446,250

 445,000

 Global Crossing, Ltd., 12.0%, 9/15/15

 504,519

 $

 950,769

 Integrated Telecommunication Services - 2.6%

 480,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 446,400

 731,000

 Frontier Communications Corp., 8.75%, 4/15/22

 725,518

 500,000

 Windstream Corp., 7.75%, 10/15/20

 487,500

 $

 1,659,418

 Total Telecommunication Services

 $

 2,610,187

 Utilities - 1.8%

 Electric Utilities - 0.4%

 450,000

 Texas Competitive Electric Holdings, 15.0%, 4/1/21

 $

 274,500

 Independent Power Producer & Energy Traders - 1.4%

 465,000

 Intergen NV, 9.0%, 6/30/17

 $

 473,138

 475,000

 NRG Energy, Inc., 7.625%, 5/15/19

 432,250

 $

 905,388

 Total Utilities

 $

 1,179,888

 TOTAL CORPORATE BONDS

 $

 28,691,751

 (Cost  $32,057,765)

 MUNICIPAL BONDS - 1.5%

 Municipal Development - 1.2%

 115,000

 Alliance Airport Authority, 5.25%, 12/1/29

 $

 74,506

 865,000

 Alliance Airport Authority, 5.75%, 12/1/29

 597,992

 125,000

 Dallas-Fort Worth Texas International Airport Revenue, 6.375%, 5/1/35

 90,280

 $

 762,778

 Municipal Environment - 0.0%

 100,000

 7.30

 Ohio Air Quality Development, Floating Rate Note, 6/8/22

 $

 10,470

 Municipal Pollution - 0.3%

 140,000

 Ohio State Pollution Control Revenue, 5.6%, 8/1/32

 $

 105,603

 135,000

 Ohio State Pollution Control Revenue, 5.65%, 3/1/33

 102,164

 $

 207,767

 TOTAL MUNICIPAL BONDS

 $

 981,015

 (Cost  $1,139,151)

 SENIOR FLOATING RATE LOAN INTERESTS - 7.0%

 Energy - 0.1%

 Oil & Gas Equipment & Services - 0.1%

 94,254

 6.25

 Frac Tech Services LLC, Term Loan, 4/19/16

 $

 92,820

 Total Energy

 $

 92,820

 Materials - 0.5%

 Steel - 0.5%

 359,014

 10.50

 Niagara Corp., New Term Loan, 6/29/14

 $

 328,498

 Total Materials

 $

 328,498

 Automobiles & Components - 1.3%

 Auto Parts & Equipment - 0.3%

 250,000

 7.00

 HHI Holdings LLC, Term Loan, 3/9/17

 $

 238,750

 Automobile Manufacturers - 0.5%

 390,000

 6.00

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 343,363

 Tires & Rubber - 0.4%

 245,000

 1.94

 Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/14

 $

 237,191

 Total Automobiles & Components

 $

 819,304

 Media - 0.5%

 Cable & Satellite - 0.5%

 353,162

 6.72

 WideOpenWest LLC, Series A New Term Loan, 6/18/14

 $

 339,477

 Total Media

 $

 339,477

 Food, Beverage & Tobacco - 0.8%

 Packaged Foods & Meats - 0.8%

 496,250

 7.00

 Pierre Foods, Inc., 1st Lien Term Loan, 9/30/16

 $

 486,325

 Total Food, Beverage & Tobacco

 $

 486,325

 Health Care Equipment & Services - 1.5%

 Health Care Services - 0.9%

 392,500

 4.75

 Gentiva Health Services, Inc., Term B1 Loan, 2/22/16

 $

 334,606

 127,855

 8.50

 NAMM Holdings, Inc., Term Loan, 4/1/14

 125,457

 241,667

 7.50

 Sun HealthCare Group, Term Loan, 10/18/16

 187,292

 $

 647,355

 Health Care Technology - 0.4%

 209,980

 6.25

 Physician Oncology Services, Effective Date Term Loan, 2/10/17

 $

 200,531

 25,510

 6.25

 Physician Oncology Services, Delayed Draw Term Loan, 1/31/17

 24,362

 $

 224,893

 Managed Health Care - 0.2%

 127,855

 8.50

 MMM Holdings, Inc., Term Loan, 4/14/15

 $

 125,457

 Total Health Care Equipment & Services

 $

 997,705

 Pharmaceuticals & Biotechnology - 0.3%

 Biotechnology - 0.3%

 200,000

 6.00

 Grifols, Inc., U.S. Tranche B Term Loan, 6/4/16

 $

 196,600

 Total Pharmaceuticals & Biotechnology

 $

 196,600

 Insurance - 0.6%

 Insurance Brokers - 0.6%

 270,188

 6.75

 HUB International Holdings, Inc., Additional Term Loan, 6/13/14

 $

 265,121

 98,250

 7.00

 USI Holdings Corp., Series C New Term Loan, 5/5/14

 95,057

 $

 360,178

 Total Insurance

 $

 360,178

 Technology Hardware & Equipment - 0.4%

 Electronic Components - 0.3%

 20,027

 2.49

 Flextronics Semiconductor, A1A Delayed Draw Term Loan, 10/1/14

 $

 19,427

 217,394

 2.47

 Flextronics Semiconductor, Closing Date Term Loan, 10/1/14

 211,198

 $

 230,625

 Total Technology Hardware & Equipment

 $

 230,625

 Semiconductors - 0.3%

 Semiconductor Equipment - 0.3%

 250,000

 4.25

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 242,083

 Total Semiconductors

 $

 242,083

 Telecommunication Services - 0.2%

 Wireless Telecommunication Services - 0.1%

 110,000

 3.25

 Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14

 $

 102,575

 Total Telecommunication Services

 $

 102,575

 Utilities - 0.5%

 Electric Utilities - 0.5%

 478,222

 4.75

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 10/10/17

 $

 322,053

 Total Utilities

 $

 322,053

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 $

 4,518,243

 (Cost  $4,750,550)

 TEMPORARY CASH INVESTMENTS - 2.9%

 Securities Lending Collateral  - 2.9% (c)

 Certificates of Deposit:

 43,546

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 43,562

 43,560

 Bank of Montreal Chicago, 0.38%, 9/26/12

 43,562

 43,542

 Bank of Nova Scotia, 0.32%, 10/11/12

 43,562

 10,897

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 10,900

 54,423

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 54,452

 54,422

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 54,449

 48,978

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 49,007

 27,211

 National Australia Bank NY, 0.27%, 10/19/11

 27,226

 38,113

 National Australia Bank NY, 0.31%, 1/9/12

 38,117

 59,890

 RaboBank Nederland, 0.32%, 4/2/12

 59,903

 27,218

 Royal Bank of Canada NY, 0.48%, 10/1/12

 27,226

 54,397

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 54,454

 21,764

 Wachovia Corp., 0.38%, 10/15/11

 21,782

 16,338

 Wachovia Corp., 0.48%, 3/1/12

 16,344

 54,439

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 54,452

 $

 598,998

 Commercial Paper:

 21,766

 American Honda Finance, 0.30%, 1/11/12

 $

 21,781

 13,024

 Chariot Funding LLC, 0.16%, 10/17/11

 13,024

 43,561

 Chariot Funding LLC, 0.16%, 10/5/11

 43,561

 38,114

 Chariot Funding LLC, 0.15%,  10/19/11

 38,114

 17,415

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 17,415

 33,180

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 33,180

 27,225

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 27,225

 54,451

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 54,451

 24,989

 Federal Farm Credit, 0.18%, 8/20/12

 24,994

 39,172

 General Electric Capital Corp., 0.37%, 4/10/12

 39,205

 5,438

 General Electric Capital Corp., 0.42%, 7/27/12

 5,442

 5,988

 General Electric Capital Corp., 0.48%, 11/21/11

 5,991

 27,226

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 27,226

 48,986

 Nestle Capital Corp., 0.19%, 12/20/11

 48,986

 43,528

 Nordea NA, 0.28%, 1/9/12

 43,528

 34,911

 Old Line Funding LLC, 0.17%, 10/5/11

 34,911

 16,335

 Old Line Funding LLC, 0.17%, 10/7/11

 16,335

 43,556

 Procter & Gamble, 0.14%, 11/3/11

 43,556

 27,205

 Royal Bank of Canada, 0.30%, 10/1/12

 27,226

 32,668

 Sanofi Aventis SA, 0.17%, 10/20/11

 32,668

 12,094

 Straight-A Funding LLC, 0.19%, 12/9/2011

 12,094

 54,439

 Svenska HandelsBanken, 0.38%, 6/29/12

 54,452

 29,200

 Thunderbay Funding LLC, 0.17%, 10/12/11

 29,200

 21,812

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 21,812

 10,886

 Thunderbay Funding LLC, 0.22%,  12/13/11

 10,886

 21,772

 Thunderbay Funding LLC, 0.22%,12/5/11

 21,772

 27,224

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 27,224

 27,216

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 27,216

 10,887

 Wells Fargo & Co., 0.34%, 1/24/12

 10,894

 $

 814,369

 Tri-party Repurchase Agreements:

 54,452

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $54,452 plus accrued interest on 10/3/11 collateralized by

 the following:

 $10,736 U.S. Treasury Bond, 5.0%, 5/15/37

 $44,805 U.S. Treasury Note, 1.75%, 5/31/16

 $

 54,452

 218,350

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $218,350 plus accrued interest on 10/3/11 collateralized by $222,722

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 218,350

 21,781

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $21,781 plus accrued interest on 10/3/11 collateralized by $22,217

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 21,781

 $

 294,583

 Shares

 Money Market Mutual Funds:

 81,679

 Dreyfus Preferred Money Market Fund

 $

 81,679

 81,679

 Fidelity Prime Money Market Fund

 81,679

 $

 163,358

 Total Securities Lending Collateral

 $

 1,871,308

 TOTAL TEMPORARY CASH INVESTMENTS

 $

 1,871,308

 (Cost  $1,871,308)

 TOTAL INVESTMENT IN SECURITIES - 100.2%

 $

 64,252,796

 (Cost  $66,857,369)(a)

 OTHER ASSETS AND LIABILITIES - (0.2) %

 $

 (108,713)

 TOTAL NET ASSETS - 100.0%

 $

 64,144,083

 PIK

 Represents a pay in kind security.

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2011, the value of these securities amounted to $5,415,132 or 8.4% of total net assets.

 **

Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At September 30, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $67,187,623 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 12,330,240

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (15,265,067)

 Net unrealized loss

 $

 (2,934,827)

 (b)

 At September 30, 2011, the following securities were out on loan:

 Principal

 Amount ($)

 Security

 Value

         300,000

 Alere, Inc., 3.0%, 5/15/16

 $

                          264,375

         200,000

 Burger King Capital, 0.0%, 4/15/19

                          109,500

         243,000

 Exterran Holdings, Inc., 4.25%, 6/15/14

                          223,535

           20,000

 First Data Corp., 9.875%, 9/24/15

                            16,750

           66,000

 Hologic, Inc., 2.0%, 12/15/37

                            68,612

         300,000

 Pilgrim's Pride Corp., 7.875%, 12/15/18

                          235,641

         143,000

 Steel Dynamics, Inc., 5.125%, 6/15/14

                          149,249

         159,000

 SunPower Corp., 4.75%, 4/15/14

                          141,792

         300,000

 Xinergy Corp., 9.25%, 5/15/19

                          279,600

 Shares

             1,000

 Alere, Inc.

                            19,650

                  13

 Alere, Inc., 3.0%, 12/31/49

                              2,496

             2,900

 Blackboard, Inc. *

                          129,514

             4,712

 Texas Industries, Inc.

                          149,559

 Total

 $

                       1,790,272

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (e)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Portfolio’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
15,917,081

$
-

$
15,917,081

 Preferred Stocks

839,962

1,974,169

-

2,814,131

 Common Stock

8,651,740

-

158,670

8,810,410

 Asset Backed Securities

-

205,112

-

205,112

 Collateralized Mortgage Obligations

-

443,745

-

443,745

 Corporate Bonds

-

28,691,751

-

28,691,751

 Municipal Bonds

-

970,545

10,470

981,015

 Senior Floating Rate Loan Interests

-

4,518,243

-

4,518,243

 Temporary Cash Investments

-

1,707,950

-

1,707,950

 Repurchase Agreements

-

-

-

-

 Money Market Mutual Funds

163,358

-

-

163,358

 Total

$
9,655,060

$
54,428,596

$
169,140

$
64,252,796

Following is a reconciliation of assets using significant unobservable inputs (Level 3)

 Common

 Stocks

 Municipal

 Bonds

 Senior Floating

 Rate Loan

 Interests

 Balance as of 12/31/10

$
42,645

$
10,470

$
361,964

 Realized gain (loss)1

-

-

-

 Change in unrealized appreciation (depreciation)2

-

-

-

 Net purchases (sales)

-

-

-

 Transfers in and out of Level 3

116,025

-

(361,964
)

 Balance as of 9/30/11

$
158,670

$
10,470

$
-

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

 Pioneer Bond VCT Portfolio

 Schedule of Investments  9/30/11 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 0.5%

 Semiconductors - 0.5%

 175,000

 A- / NR

 Intel Corp., 2.95%, 12/15/35

 $

 177,406

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost  $175,385)

 $

 177,406

 PREFERRED STOCKS - 1.5%

 Banks - 1.0%

 Diversified Banks - 1.0%

 355

 Wells Fargo & Co., 7.5%, 12/31/49

 $

 366,360

 Total Banks

 $

 366,360

 Insurance - 0.3%

 Life & Health Insurance - 0.3%

 4,800

 Delphi Financial Group, 7.376% 5/15/37

 $

 115,536

 Total Insurance

 $

 115,536

 Real Estate - 0.2%

 Real Estate Operating Companies - 0.2%

 2,070

 Forest City Enterprises, Inc. 7.0%, 12/31/49

 $

 94,185

 Total Real Estate

 $

 94,185

 TOTAL PREFERRED STOCKS

 (Cost  $592,025)

 $

 576,081

 ASSET BACKED SECURITIES - 5.9%

 Materials - 0.9%

 Diversified Metals & Mining - 0.2%

 52,337

 NR / A1

 Bombardier Capital Mortgage Securitization Corp 6.65%, 4/15/28

 $

 55,036

 28,280

 BBB+ / A2

 Lehman ABS Manufactured Housing Contract Trust 5.873%, 5/15/22

 30,137

 $

 85,173

 Steel - 0.6%

 61,279

 0.61

 AA+ / Aa2

 Countrywide Asset-Back Cert Floating Rate Note, 8/25/35

 $

 56,032

 154,090

 5.07

 AAA / B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 139,108

 65,000

 AAA / Aaa

 HSBC Home Equity Loa 5.63%, 3/20/36

 66,272

 $

 261,412

 Total Materials

 $

 346,585

 Automobiles & Components - 0.3%

 Automobile Manufacturers - 0.3%

 35,000

 NR / Aa1

 Santander Drive Auto Receivables Trust 2.44%, 1/15/16

 $

 35,098

 82,364

 BBB / NR

 Santander Drive Auto Receivables Trust 3.35%, 6/15/17

 82,299

 $

 117,397

 Total Automobiles & Components

 $

 117,397

 Food & Drug Retailing - 0.3%

 Food Retail - 0.3%

 100,000

 BBB- / Baa3

 Dominos Pizza Master Issuer 5.261%, 4/25/37

 $

 101,000

 Total Food & Drug Retailing

 $

 101,000

 Banks - 2.7%

 Diversified Banks - 0.2%

 66,272

 0.34

 AAA / Aa1

 Wells Fargo Home Equity Floating Rate Note, 4/25/37

 $

 63,478

 Thrifts & Mortgage Finance - 2.5%

 70,785

 AAA / Aaa

 321 Henderson Receivables I 3.82%, 12/15/48

 $

 71,251

 70,489

 AAA / Aa1

 Ameriquest Mortgage Securities, Inc. 0.5625%, 11/25/34

 62,798

 24,739

 0.59

 AAA / Baa3

 Carrington Mortgage Loan Trust Floating Rate Note, 9/25/35

 22,674

 29,859

 BBB / Baa3

 Citigroup Mortgage L 0.34606%  012537

 28,931

 96,353

 0.89

 AA+ / Aa2

 Credit-Based Asset Servicing Floating Rate Note, 5/25/50

 92,406

 18,855

 5.56

 AAA / A2

 CRMSI 2006-2 A3 Floating Rate Note,  9/25/36

 18,814

 30,374

 0.77

 AAA / Aaa

 First Franklin Mortgage Loan Asset, Backed Cert, Floating Rate Note 9/24/34

 27,869

 3,665

 0.30

 A / A2

 Fremont Home Loan Trust, Floating Rate Note, 2/25/36

 3,629

 34,607

 0.62

 A / A2

 GSAMP Trust Floating Rate Note, 3/25/35

 32,551

 14,732

 0.56

 AAA / Aaa

 GSAMP Trust Floating Rate Note, 8/25/36

 14,477

 100,000

 AA / NR

 LEAF II RECEIVABLES 4.9%, 3/20/13

 99,220

 129,419

 CCC+ / Caa3

 Local Insight Media Finance LLC 5.88%, 10/23/37

 51,768

 29,452

 0.25

 B / Ba3

 Morgan Stanley ABS Capital I Floating Rate Note, 12/25/36

 27,822

 26,937

 BB- / B1

 Morgan Stanley Home Equity 0.28125%, 12/25/36

 26,531

 2,140

 0.28

 A- / Caa2

 Morgan Stanley Ixis Real Estate Floating Rate Note, 11/25/36

 633

 196,724

 0.49

 AAA / Aa3

 Option One Mortgage Loan Trust Floating Rate Note, 11/25/35

 178,772

 24,096

 0.35

 BBB / Aa3

 Option One Mortgage Loan Trust Floating Rate Note, 2/25/38

 23,348

 100,000

 0.67

 AA+ / A3

 RASC 2005-KS7 M1 Floating Rate Note  8/25/35

 94,242

 96,415

 0.63

 AA+ / Aa1

 Structured Asset Investment Lo Floating Rate Note, 5/25/35

 91,706

 $

 969,442

 Total Banks

 $

 1,032,920

 Diversified Financials - 1.3%

 Consumer Finance - 0.2%

 70,000

 0.63

 AAA / Aaa

 SLMA 2004-10 A6B Floating Rate Note, 4/27/26

 $

 66,500

 Diversified Finance Services - 0.9%

 15,042

 0.63

 AA / Aa2

 Asset Backed Securities Corp Floating Rate Note, 4/25/35

 $

 14,476

 100,000

 A / NR

 DT Auto Owner Trust 3.46%, 1/15/14

 100,584

 38,461

 AA / NR

 DT Auto Owner Trust 5.92%, 10/15/15

 39,476

 22,084

 0.43

 AAA / A1

 JP Morgan Mortgage Acquisition Floating Rate Note, 12/25/35

 20,104

 200,000

 0.68

 AA- / A3

 Long Beach Mortgage Loan Trust Floating Rate Note,  4/25/35

 172,940

 $

 347,580

 Specialized Finance - 0.2%

 50,000

 5.32

 A / A2

 Irwin Home Equity Co., Floating Rate Note, 4/25/30

 $

 38,748

 17,070

 AA+ / Aa1

 Master Asset Backed Sec. Trust 0.67375%  5/25/35

 16,562

 63,724

 0.54

 AAA / Aaa

 New Century Home Equity Loan Floating Rate Note, 3/25/35

 52,966

 $

 108,276

 Total Diversified Financials

 $

 522,356

 Real Estate - 0.3%

 Mortgage Real Estate Investment Trust - 0.2%

 50,000

 NR / A3

 FREMF Mortgage Trust 4.77055%, 4/25/44

 $

 49,983

 46,530

 NR / NR

 Real Estate Asset Trust 5.44%, 6/25/31

 47,034

 $

 97,017

 Total Real Estate

 $

 97,017

 Government - 0.1%

 Government - 0.1%

 36,503

 AAA / Aaa

 Freddie Mac 5.0%, 8/15/35

 $

 38,022

 1,165

 AAA / Aaa

 Freddie Mac, 6.1%, 9/15/18

 1,177

 $

 39,199

 Total Government

 $

 39,199

 TOTAL ASSET BACKED SECURITIES

 (Cost  $2,314,745)

 $

 2,256,474

 COLLATERALIZED MORTGAGE OBLIGATIONS - 19.0%

 Materials - 0.1%

 Forest Products - 0.1%

 40,000

 AA / Aa3

 T SRA R 2006-1 B, 5.7467%, 10/15/36

 $

 42,189

 Total Materials

 $

 42,189

 Banks - 13.2%

 Thrifts & Mortgage Finance - 13.1%

 39,296

 NR / Baa3

 Bank of America Alternative Loan Trust, 6.0%, 3/25/34

 $

 40,279

 102,849

 NR / B2

 Bank of America Alternative Loan Trust, 5.25%, 5/25/19

 103,996

 75,855

 AAA / Aa3

 Bank of America Alternative Loan Trust, 5.75%, 4/25/33

 79,342

 144,504

 NR / Baa2

 Bank of America Alternative Loan Trust, 5.5%, 9/25/33

 148,744

 876,711

 AAA / A1

 Bayview Commercial Asset Trust, 2.65868%, 7/25/37

 71,189

 589,638

 AA / A3

 Bayview Commercial Asset Trust, 2.83149%, 9/25/37

 51,593

 51,747

 2.45

 AAA / Baa2

 Bear Stearns Adjustable Rate Mortgage, Floating Rate Note, 8/25/33

 47,685

 165,937

 NR / Ba3

 Chase Mortgage Finance Corp., 5.5%, 5/25/35

 161,093

 72,911

 NR / Baa1

 Citigroup Mortgage Loan Trust, 6.75%, 8/25/34

 77,474

 94,772

 0.60

 A- / NR

 Citigroup Mortgage Loan Trust, Floating Rate Note, 9/25/35

 86,107

 51,878

 AAA / Aaa

 Commercial Mortgage Pass Through Certificates, 0.538%, 11/15/17

 49,109

 49,349

 AAA / Ba1

 Countrywide Alternative Loan Trust, 4.25%, 4/25/34

 47,974

 76,406

 AAA / B2

 Countrywide Alternative Loan Trust, 5.5%, 1/25/35

 77,374

 87,838

 AAA / NR

 Countrywide Alternative Loan Trust, 5.5%, 8/25/34

 82,328

 93,796

 AAA / Ba2

 Countrywide Alternative Loan Trust, 5.5%, 4/25/34

 95,746

 60,952

 AAA / B2

 Countrywide Alternative Loan Trust, 4.75%, 10/25/33

 61,311

 118,118

 AAA / NR

 Countrywide Alternative Loan Trust, 5.75%, 12/25/33

 121,671

 105,748

 CC / Ba1

 Countrywide Home Loan, 4.5%, 9/25/35

 98,886

 121,673

 AAA / Baa3

 Countrywide Home Loan Mortgage Pass Through Trust, 4.867257%, 12/25/33

 108,466

 163,139

 1.47

 AAA / NR

 Deutsche Mortgage Securities, Inc., Floating Rate Note, 10/25/47

 162,986

 6,500,000

 BBB / Baa2

 Extended Stay America Trust, 1.165%, 1/5/16

 93,490

 52,743

 CCC / NR

 First Horizon Asset Securities, Inc., 6.0%, 5/25/36

 50,842

 50,000

 A / A2

 GMAC Commercial Mortgage Securities, Inc., 5.307%, 4/10/40

 48,824

 100,000

 NR / NR

 GS Mortgage Securities Corp., II, 4.209%, 2/10/21

 94,860

 105,736

 AAA / Aaa

 GS Mortgage Securities Corp., II, 7.12%, 11/18/29

 109,389

 51,033

 0.91

 AAA / A1

 Impac CMB Trust, Floating Rate Note, 10/25/34

 43,950

 20,376

 0.59

 AAA / Aaa

 Impac Securities Assets Corp., Floating Rate Note, 11/25/34

 18,145

 92,710

 0.54

 AAA / Aaa

 Impac Securities Assets Corp., Floating Rate Note, 5/25/36

 82,484

 61,645

 AAA / A2

 JPMorgan Mortgage Trust, 2.657%, 2/25/34

 59,793

 64,599

 AAA / NR

 JPMorgan Mortgage Trust, 2.675589%, 7/25/34

 58,387

 95,973

 AAA / Aa3

 JPMorgan Mortgage Trust, 4.498731%, 10/25/33

 94,184

 100,000

 AAA / Aaa

 JPMCC 2002-C3 B, 5.146%, 7/12/35

 101,510

 65,365

 5.50

 AAA / A2

 JPMMT 2004-A1 3A1, Floating Rate Note, 2/25/34

 65,634

 186,085

 AAA / Ba2

 JPMMT 2004-S1 2A1, 6.0%, 9/25/34

 189,817

 55,689

 AAA / Aaa

 Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36

 54,886

 46,590

 AAA / A1

 Master Adjustable Rate Mortgages Trust, 2.86771%, 4/21/34

 43,728

 161,440

 AAA / NR

 Master Alternative Loans Trust, 5.5%, 2/25/35

 166,161

 71,829

 AA / NR

 Master Alternative Loans Trust, 5.5%, 10/25/19

 73,627

 218,684

 AAA / AAA

 Master Alternative Loans Trust, 6.0%, 7/25/34

 217,050

 103,603

 6.75

 A- / NR

 Master Seasoned Securities Trust, Floating Rate Note, 9/25/32

 108,672

 33,426

 AAA / Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 33,500

 14,718

 5.44

 AAA / Aaa

 Merrill Lynch/Countrywide Communities, Floating Rate Note, 2/12/39

 14,707

 85,634

 NR / Aa3

 PHH Mortgage Capital, 6.6%, 12/25/27

 83,516

 86,753

 AAA / NR

 Residential Asset Securities, 5.5%, 7/25/35

 80,692

 58,720

 AAA / Baa3

 Residential Funding Mortgage Securities, Inc., 5.0%, 5/25/18

 60,925

 250,000

 5.54

 D / Caa3

 SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49

 83,125

 91,557

 0.81

 AAA / Ba3

 Seqoia Mortgage Trust, Floating Rate Note, 3/20/35

 71,494

 400,000

 AAA / Aaa

 Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41

 423,458

 49,042,470

 0.01

 AAA / Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45

 52,034

 75,000

 BBB / NR

 WaMu Commercial Mortgage Securities Trust, 5.3%, 5/25/36

 78,564

 75,000

 2.58

 CCC / NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 8/25/35

 68,430

 100,000

 AAA / Aaa

 WBCMT 2003-C9 Bm 5.109%, 12/15/35

 100,850

 39,816

 5.62

 B- / NR

 Wells Fargo Mortgage Backed Securities, Floating Rate Note, 4/25/36

 38,824

 86,384

 AAA / A1

 Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/36

 87,212

 29,097

 AAA / Baa1

 Wells Fargo Mortgage Backed Securities, 5.5%, 5/25/35

 28,924

 40,928

 2.78

 AAA / Aa1

 Wells Fargo Mortgage Backed Securities, Floating Rate Note, 10/25/34

 38,954

 154,331

 NR / B1

 Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36

 150,105

 $

 5,044,100

 Total Banks

 $

 5,044,100

 Diversified Financials - 5.2%

 Asset Management & Custody Banks - 0.1%

 58,859

 4.94

 NR / NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37

 $

 57,671

 Diversified Financial Services - 4.0%

 105,348

 A+ / NR

 Bank of America Mortgage, 5.5%, 11/25/34

 $

 109,886

 108,005

 2.92

 AAA / Aaa

 Bank of America Mortgage, Floating Rate Note, 7/25/33

 101,139

 113,102

 AAA / Ba1

 Bank of America Mortgage, 4.75%, 10/25/20

 108,947

 49,183

 AAA / NR

 Bank of America Mortgage Securities, 5.75%, 1/25/35

 50,300

 118,570

 2.75

 AAA / Aaa

 Bank of America Mortgage Securities, Floating Rate Note, 6/25/34

 110,452

 74,219

 NR / B1

 CMSI 2006-1 3A1, 5.0%, 2/25/36

 73,698

 100,000

 BBB+ / A2

 Credit Suisse Mortgage Capital Certificates, 0.318%, 2/15/22

 91,500

 120,546

 CCC / NR

 JPMorgan Alternative Loan Trust, 6.0%, 3/25/36

 92,454

 95,710

 4.13

 NR / NR

 La Hipotecaria SA, Floating Rate Note, 9/8/39

 99,149

 93,646

 AAA / Baa2

 Residential Accredited Loans, Inc., 4.5, 4/25/34

 93,997

 289,403

 NR / Ba1

 Residential Accredited Loans, Inc., 5.0%, 5/25/19

 289,599

 61,674

 AAA / NR

 Residential Accredited Loans, Inc., 6.0%, 10/25/34

 62,277

 250,000

 AAA / Baa3

 Residential Accredited Loans, Inc., 4.0%, 7/25/33

 246,903

 $

 1,530,301

 Investment Banking & Brokerage - 0.9%

 160,000

 AAA / Aaa

 Bank of America Commercial Mortgage, Inc., 4.877%, 7/10/42

 $

 167,716

 48,130

 AAA / Aaa

 Bank of America Commercial Mortgage, Inc., 5.381%, 1/15/49

 48,192

 50,000

 NR / Aaa

 Bear Stearns Commercial Mortgage Securities, 5.7154%, 5/11/17

 53,328

 90,255

 AA / NR

 Bear Stearns Commercial Mortgage Securities, 6.63%, 2/15/35

 90,022

 $

 359,258

 Specialized Finance - 0.1%

 43,527

 AAA / NR

 CW Capital Cobalt, Ltd., 5.174%, 8/15/48

 $

 43,407

 Total Diversified Financials

 $

 1,990,637

 Real Estate - 0.6%

 Mortgage Real Estate Investment Trust - 0.5%

 200,000

 BB / A3

 Credit Suisse First Boston Mortgage Securities Corp., 6.448%, 9/15/34

 $

 199,578

 Real Estate Services - 0.0%

 13,409

 AAA / Aaa

 Morgan Stanley Capital, Inc., 7.0%, 7/25/33

 $

 13,854

 Total Real Estate

 $

 213,432

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $7,268,272)

 $

 7,290,358

 CORPORATE BONDS - 32.4%

 Energy - 4.0%

 Oil & Gas Drilling - 0.1%

 50,000

 BBB+ / Baa1

 Pride International, 6.875%, 8/15/20

 $

 57,694

 Oil & Gas Equipment & Services - 0.2%

 91,000

 3.42

 NR / NR

 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)

 $

 59,150

 Oil & Gas Exploration & Production - 0.7%

 84,072

 BBB+ / NR

 Gazprom International SA, 7.201%, 2/1/20

 $

 88,200

 100,000

 BBB- / Baa2

 TNK-BP Finance SA, 6.625%, 3/20/17 (144A)

 99,250

 65,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.5%, 7/18/16 (144A)

 67,445

 $

 254,895

 Oil & Gas Refining & Marketing - 0.6%

 200,000

 BBB / Baa2

 Spectra Energy Capital, 6.2%, 4/15/18

 $

 225,939

 Oil & Gas Storage & Transportation - 2.4%

 50,000

 BBB- / Baa2

 Boardwalk Pipelines LLC, 5.5%, 2/1/17

 $

 54,566

 90,000

 BBB / Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 102,676

 250,000

 BBB- / Baa3

 Plains All America Pipeline, 6.125%, 1/15/17

 281,385

 265,000

 A / A3

 Questar Pipeline Co., 5.83%, 2/1/18

 309,090

 50,000

 BBB / Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 56,730

 110,000

 BB+ / Baa3

 Williams Cos, Inc., 7.75%, 6/15/31

 132,054

 $

 936,501

 Total Energy

 $

 1,534,179

 Materials - 2.6%

 Aluminum - 0.4%

 150,000

 BBB- / Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 151,947

 Construction Materials - 0.3%

 220,000

 6.72

 B- / BBB-

 C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49

 $

 99,000

 Diversified Metals & Mining - 0.7%

 185,000

 BBB- / Baa3

 AngloGold Ashanti Holdings, 5.375%, 4/15/20

 $

 181,248

 69,000

 BBB / Baa2

 Teck Resources, Ltd.,10.25%, 5/15/16

 81,116

 $

 262,364

 Paper Packaging - 0.3%

 100,000

 BB / B1

 Sealed Air Corp., 8.125%, 9/15/19

 $

 101,000

 Paper Products - 0.2%

 80,000

 BBB / Baa3

 Georgia-Pacific LLC, 5.4%, 11/01/20

 $

 81,385

 Specialty Chemicals - 0.5%

 155,000

 BBB / Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 196,090

 Steel - 0.2%

 115,000

 BBB- / Baa3

 ArcelorMittal, 5.5%, 3/1/21

 $

 103,046

 Total Materials

 $

 994,832

 Capital Goods - 0.9%

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 65,000

 A / Baa2

 Cummins, Inc., 6.75%, 2/15/27

 $

 78,658

 Industrial Conglomerates - 0.1%

 40,000

 A- / A3

 Tyco International Finance SA, 8.5%, 1/15/19

 $

 52,214

 Trading Companies & Distributors - 0.6%

 50,000

 BB- / Ba2

 Ace Hardware Corp., 9.125%, 6/1/16 (144A)

 $

 51,875

 170,000

 BBB- / BBB-

 Aviation Capital Group Corp., 6.75%, 4/6/21

 163,559

 $

 215,434

 Total Capital Goods

 $

 346,306

 Transportation - 0.2%

 Airlines - 0.2%

 60,000

 NR / Baa3

 American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21

 $

 59,400

 Total Transportation

 $

 59,400

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 50,000

 BBB+ / Baa1

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 $

 53,086

 Total Automobiles & Components

 $

 53,086

 Consumer Services - 0.4%

 Education Services - 0.4%

 25,000

 AAA / Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 $

 33,047

 105,000

 AAA / Aaa

 President & Fellows of Harvard, 6.3%, 10/1/37

 122,359

 $

 155,406

 Total Consumer Services

 $

 155,406

 Media - 0.3%

 Cable & Satellite - 0.3%

 100,000

 BBB+ / Baa1

 British Sky Broadcasting, 6.1%, 2/15/18 (144A)

 $

 110,633

 Total Media

 $

 110,633

 Food & Drug Retailing - 0.4%

 Drug Retail - 0.4%

 49,418

 BBB+ / Baa2

 CVS Pass-Through Trust, 5.298%, 1/11/27

 $

 50,802

 88,619

 BBB+ / Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33

 92,124

 $

 142,926

 Total Food & Drug Retailing

 $

 142,926

 Food, Beverage & Tobacco - 0.7%

 Packaged Foods & Meats - 0.4%

 120,000

 BBB- / Baa2

 Kraft Foods, Inc., 6.5%, 2/9/40

 $

 146,690

 Tobacco - 0.3%

 100,000

 BBB / WR

 UST, Inc., 5.75%, 3/1/18

 $

 114,985

 Total Food, Beverage & Tobacco

 $

 261,675

 Pharmaceuticals & Biotechnology - 0.4%

 Life Sciences Tools & Services - 0.4%

 135,000

 BBB- / Baa2

 Agilent Technologies, Inc, 6.5%, 11/1/17

 $

 157,960

 Total Pharmaceuticals & Biotechnology

 $

 157,960

 Banks - 4.1%

 Diversified Banks - 0.5%

 220,000

 A / Baa1

 Barclays Plc, 6.05%, 12/4/17

 $

 201,935

 Regional Banks - 3.5%

 160,000

 BB / Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 $

 162,357

 145,000

 A+ / Aa3

 Mellon Funding Corp, 5.5%, 11/15/18

 163,033

 75,000

 BBB / Baa3

 PNC Financial Services Group, 6.75%, 7/29/49

 71,830

 250,000

 8.25

 BBB / Baa3

 PNC Financial Services Group, Floating Rate Note, 5/29/49

 252,149

 490,000

 BBB+ / Baa1

 State Street Capital, 8.25%, 1/29/49

 490,025

 210,000

 AA- / A1

 Wachovia Bank NA, 6.0%, 11/15/17

 232,705

 $

 1,372,099

 Total Banks

 $

 1,574,034

 Diversified Financials - 6.6%

 Asset Management & Custody Banks - 0.6%

 205,000

 A- / A3

 Eaton Vance Corp., 6.5%, 10/2/17

 $

 233,845

 Consumer Finance - 1.0%

 415,000

 4.00

 BBB- / Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 $

 396,495

 Diversified Financial Services - 1.5%

 225,000

 BBB / Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 244,682

 315,000

 BBB+ / Baa1

 JPMorgan Chase & Co., 7.9%, 4/29/49

 324,453

 8,289

 BBB / Baa2

 Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)

 8,297

 $

 577,432

 Investment Banking & Brokerage - 2.9%

 96,298

 BBB- / NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 103,321

 300,000

 5.79

 BBB- / Baa2

 Goldman Sachs Capital, Floating Rate Note, 12/29/49

 186,000

 200,000

 BBB / Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 207,733

 190,000

 A- / A2

 Macquarie Group, Ltd., 6.0%, 1/14/20

 180,155

 185,000

 A / A2

 Morgan Stanley Dean Witter, 5.5%, 1/26/20

 169,816

 190,000

 6.63

 A / A2

 Morgan Stanley Dean Witter, Floating Rate Note, 4/1/18

 188,492

 75,000

 NR / Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21

 75,798

 $

 1,111,315

 Specialized Finance - 0.5%

 180,000

 A+ / A1

 National Rural Utilities Corp., 5.45%, 2/1/18

 $

 207,140

 Total Diversified Financials

 $

 2,526,227

 Insurance - 3.8%

 Life & Health Insurance - 2.0%

 75,000

 BBB / Baa3

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 86,065

 210,000

 BBB / Ba1

 Lincoln National Corp., 6.05%, 4/20/67

 170,100

 160,000

 BBB / Baa2

 MetLife, Inc., 10.75%, 8/1/39

 200,000

 270,000

 A- / Baa2

 Protective Life Corp., 7.375%, 10/15/19

 294,665

 $

 750,830

 Multi-Line Insurance - 0.3%

 100,000

 BBB- / Baa2

 Liberty Mutual Group, 7.3%, 6/15/14 (144A)

 $

 108,347

 Property & Casualty Insurance - 1.4%

 365,000

 BBB- / Baa3

 Hanover Insurance Group, 7.625%, 10/15/25

 $

 408,580

 50,000

 BBB- / Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 56,375

 100,000

 BB+ / Ba2

 White Mountains Re Group, Ltd., 7.506%, 5/29/49

 91,767

 $

 556,722

 Reinsurance - 0.1%

 45,000

 BBB- / Baa3

 Reinsurance Group of America, Inc., 6.75%, 12/15/65

 $

 39,263

 Total Insurance

 $

 1,455,162

 Real Estate - 2.8%

 Diversified Real Estate Activities - 0.8%

 270,000

 A- / A2

 WEA Finance LLC, 7.125%, 4/15/18

 $

 308,423

 Diversified Real Estate Investment Trust - 0.9%

 205,000

 BBB+ / Baa1

 Dexus Finance Pty, Ltd., 7.125%, 10/15/14

 $

 227,928

 60,000

 BBB / Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 61,233

 45,000

 BBB / Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 47,344

 $

 336,505

 Specialized Real Estate Investment Trust - 1.1%

 260,000

 BBB- / Baa2

 Health Care, Inc., 6.0%, 11/15/13

 $

 271,734

 150,000

 BBB- / Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 161,922

 $

 433,656

 Total Real Estate

 $

 1,078,584

 Software & Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 22,000

 B- / Caa1

 First Data Corp., 8.25%, 1/15/21

 $

 17,380

 Total Software & Services

 $

 17,380

 Telecommunication Services - 1.0%

 Wireless Telecommunication  Services - 0.9%

 180,000

 NR / A2

 Crown Castle Towers LLC, 4.883%, 8/15/20

 $

 187,341

 100,000

 NR / A2

 GTP Acquisition Partners, Inc., LLC, 4.347%, 6/15/16

 100,498

 75,000

 NR / NR

 WCP Wireless Site Funding LLC, 6.829%, 11/15/15

 78,081

 $

 365,920

 Total Telecommunication Services

 $

 365,920

 Utilities - 4.2%

 Electric Utilities - 2.0%

 30,000

 A- / Baa1

 Commonwealth Edison, 6.15%, 9/15/17

 $

 35,202

 81,994

 BBB- / Baa3

 Crocket Cogeneration, 5.869%, 3/30/25 (144A)

 87,272

 65,705

 B / Ba2

 FPL Energy National Wind, 6.125%, 3/25/19 (144A)

 64,081

 200,000

 BB+ / Baa2

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 212,769

 60,000

 BBB / Baa2

 Neveda Power Co., 6.5%, 8/1/18

 72,340

 36,724

 NR / WD

 Orcal Geothermal, 6.21%, 12/30/20 (144A)

 36,437

 225,000

 BBB+ / A3

 West Penn Power Co., 5.95%, 12/15/17

 265,068

 $

 773,169

 Gas Utilities - 0.7%

 250,017

 A+ / A1

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 $

 275,587

 Independent Power Producer & Energy Traders - 0.8%

 140,000

 BBB- / Baa3

 Kiowa Power Partners LLC, 5.737%, 3/20/21 (144A)

 $

 144,626

 153,212

 BBB- / Baa3

 Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)

 164,367

 $

 308,993

 Multi-Utilities - 0.6%

 215,000

 BBB+ / Baa2

 NY State Gas and Electric, 6.15%, 12/15/17 (144A)

 $

 244,572

 Total Utilities

 $

 1,602,321

 TOTAL CORPORATE BONDS

 (Cost  $11,383,409)

 $

 12,436,031

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.0%

 11,402

 AAA / Aaa

 Federal Home Loan Corp., 6.5%, 2/1/32

 $

 12,897

 7,205

 AAA / Aaa

 Federal Home Loan Corp., 7.0%, 3/1/32

 8,311

 10,077

 AAA / Aaa

 Federal Home Loan Corp., 7.0%, 4/1/32

 11,635

 84,554

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 92,130

 27,851

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 30,878

 20,355

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 22,973

 12,242

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0% 10/1/32

 13,580

 33,468

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/32

 37,125

 37,543

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/32

 41,646

 60,905

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 67,560

 60,272

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5% 4/1/32

 68,023

 16,221

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/29

 18,408

 28,599

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/31

 32,348

 4,604

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/32

 5,197

 8,494

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/31

 9,607

 30,828

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 35,148

 5,753

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 2/1/31

 6,642

 1,153

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 4/1/30

 1,332

 9,582

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.5%, 8/1/31

 11,187

 38,638

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 12/1/21

 41,709

 66,750

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 7/1/19

 72,263

 64,557

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 12/1/34

 71,067

 7,382

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 2/1/33

 8,001

 69,508

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 3/1/18

 75,467

 79,963

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 6/1/33

 88,764

 93,618

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 9/1/33

 102,327

 111,244

 AAA / Aaa

 Federal National Mortgage Association, 5.9% 7/1/28

 123,883

 57,837

 AAA / Aaa

 Federal National Mortgage Association, 6.0% 6/1/33

 64,202

 10,421

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/29

 11,574

 6,272

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/29

 6,671

 14,318

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 10/1/32

 15,903

 13,839

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 11/1/32

 15,371

 48,435

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 11/1/32

 53,796

 27,164

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/31

 30,171

 16,897

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/36

 18,596

 38,907

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 4/1/33

 43,213

 8,911

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 6/1/15

 9,348

 74,249

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 7/1/34

 82,815

 24,964

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 7/1/38

 27,423

 31,898

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 9/1/29

 35,429

 32,911

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 9/1/34

 36,462

 16,981

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 1/1/29

 19,235

 13,837

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 1/1/32

 15,604

 2,893

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 10/1/31

 3,262

 16,296

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 10/1/31

 18,378

 10,733

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 11/1/28

 12,158

 9,453

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 2/1/32

 10,660

 5,124

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 3/1/32

 5,796

 45,151

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 3/1/32

 50,807

 6,335

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 3/1/32

 7,145

 16,497

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 4/1/32

 18,563

 10,373

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/21

 11,439

 60,079

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/34

 67,322

 18,085

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/32

 20,396

 22,123

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/32

 24,894

 18,200

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/32

 20,480

 5,743

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 9/1/32

 6,462

 1,063

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 1/1/29

 1,224

 8,744

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 1/1/32

 10,073

 576

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 3/1/12

 583

 4,493

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 7/1/31

 5,177

 7,424

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 8/1/19

 8,445

 8,567

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 8/1/22

 9,359

 11,648

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 9/1/18

 13,159

 21,982

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 9/1/22

 24,015

 21,339

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 9/1/30

 24,565

 5,163

 AAA / Aaa

 Federal National Mortgage Association, 7.5%, 2/1/31

 6,039

 15,878

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 10/1/30

 18,004

 20,747

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 2/1/29

 24,184

 4,055

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 2/1/30

 4,750

 2,864

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 2/1/30

 3,355

 56,886

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 3/1/31

 66,642

 2,039

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 4/1/30

 2,392

 2,274

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 5/1/31

 2,668

 8,359

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 7/1/30

 9,807

 9,168

 AAA / Aaa

 Federal National Mortgage Association, 9.5%, 2/1/21

 10,541

 206,362

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 12/15/18

 222,504

 49,242

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 4/15/20

 53,024

 47,017

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 1/20/20

 50,893

 73,807

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 11/20/19

 79,927

 74,369

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 7/15/17

 79,440

 71,253

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 7/15/19

 77,205

 70,781

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 9/15/33

 78,184

 86,377

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/34

 95,935

 43,434

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 3/15/33

 48,268

 82,737

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 4/15/33

 91,944

 119,252

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 8/15/33

 132,523

 67,276

 AAA / Aaa

 Government National Mortgage Association, 5.50%, 7/15/33

 74,762

 85,619

 AAA / Aaa

 Government National Mortgage Association, 5.72%, 10/15/29

 95,722

 28,096

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/33

 31,491

 33,583

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/32

 37,640

 27,555

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/32

 30,884

 10,980

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/32

 12,306

 88,930

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/32

 100,940

 62,096

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/32

 69,598

 59,656

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/33

 66,863

 83,706

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/18

 91,546

 42,954

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/29

 48,271

 1,290

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/14

 1,409

 54,386

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/28

 60,998

 32,342

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/17

 35,355

 21,970

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/20/16

 23,924

 4,162

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/13

 4,341

 38,032

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/19

 41,197

 48,208

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/34

 54,058

 71,630

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/34

 81,202

 45,334

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/32

 50,811

 21,199

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/31

 24,516

 17,131

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 12/15/31

 19,811

 8,227

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 12/15/31

 9,514

 78,424

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 12/15/32

 90,692

 12,556

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 12/20/28

 14,455

 8,027

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/29

 9,283

 8,213

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 9,622

 6,134

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 3/15/26

 7,076

 33,861

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/17

 37,291

 5,816

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/17

 6,406

 8,967

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/32

 10,369

 7,851

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/32

 9,079

 46,548

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/29

 53,727

 18,298

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/29

 21,117

 11,182

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/31

 12,931

 10,575

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/17

 11,646

 15,873

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/28

 18,315

 12,648

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/28

 14,626

 34,447

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/31

 39,836

 5,301

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 6,131

 12,445

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 14,391

 8,365

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 9,673

 33,317

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/31

 38,529

 14,004

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/32

 16,194

 10,767

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 9/15/31

 12,452

 8,051

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 9/20/31

 9,269

 6,080

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 1/15/26

 7,050

 8,786

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 1/15/29

 10,250

 15,952

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 11/15/28

 18,577

 4,694

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 11/15/30

 5,484

 1,727

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 12/15/30

 2,018

 22,581

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 2/15/28

 26,297

 3,686

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 2/15/31

 4,321

 19,325

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 4/15/28

 22,505

 9,302

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 4/15/28

 10,833

 6,574

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 5/15/31

 7,707

 44,621

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 5/15/32

 52,275

 14,475

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 6/15/29

 16,887

 27,624

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 7/15/26

 32,033

 11,529

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 7/15/29

 13,190

 3,847

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 7/15/29

 4,488

 7,751

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 8/15/31

 9,087

 2,456

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 9/15/27

 2,855

 2,131

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 1/15/31

 2,511

 2,126

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 1/15/32

 2,513

 1,766

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 10/15/22

 2,058

 7,244

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 10/15/29

 8,499

 8,253

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 11/15/29

 9,682

 1,273

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 6/15/23

 1,480

 657

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 8/15/23

 763

 1

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 8/15/29

 1

 2,134

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 8/20/27

 2,486

 908

 AAA / Aaa

 Government National Mortgage Association, 8.0%, 8/20/25

 1,069

 2,909,786

 0.70

 NR / NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 134,793

 136,322

 AAA / Aaa

 Government National Mortgage Association II, 5.9%, 2/20/28

 152,439

 57,719

 AAA / Aaa

 Government National Mortgage Association II, 6.0%, 11/20/33

 64,672

 18,732

 AAA / Aaa

 Government National Mortgage Association II, 6.0%, 12/20/18

 20,449

 45,169

 AAA / Aaa

 Government National Mortgage Association II, 6.0%, 7/20/19

 49,477

 9,413

 AAA / Aaa

 Government National Mortgage Association II, 6.5%, 8/20/28

 10,837

 4,223

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 1/20/31

 4,935

 22,729

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 2/20/29

 26,486

 13,570

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 5/20/26

 15,702

 160,546

 AA+ / Aaa

 New Valley Generation, Inc., 7.299%, 3/15/19

 195,465

 250,000

 AA+ / Aaa

 U.S. Treasury Notes, 1.5%, 6/30/16

 256,895

 600,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.375%, 5/15/41

 776,701

 500,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.5%, 2/15/36

 647,422

 $

 7,301,973

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $6,500,038)

 $

 7,301,973

 MUNICIPAL BONDS - 6.0%

 Miscellaneous - 0.3%

 100,000

 AA+ / Aa1

 State of Washington, 5.0%, 7/1/18

 $

 120,506

 Total Miscellaneous

 $

 120,506

 Government - 0.1%

 50,000

 AA+ / Aa1

 State of Washington, 5.0%, 8/1/39

 $

 54,455

 Municipal  Airport - 0.2%

 75,000

 BBB / Baa2

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 83,975

 Municipal  Development - 0.6%

 150,000

 CCC+ / NR

 Alliance Airport Authority Texas, 5.75%, 12/1/29

 $

 103,698

 135,000

 BBB / Baa3

 Selma Industrial Development Board, 5.8%, 5/1/34

 138,403

 $

 242,101

 Municipal  General - 0.3%

 75,000

 A+ / A1

 New Jersey Transport Trust Fund Authority, 5.5%, 6/15/41

 $

 82,389

 25,000

 AAA / Aa1

 New York City Transitional Finance Authority, 5.0%, 11/1/33

 27,206

 $

 109,595

 Municipal  Higher Education - 3.0%

 150,000

 AAA / Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 $

 163,419

 75,000

 AAA / Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 82,025

 35,000

 AAA / Aaa

 Houston Texas Higher Educational Finance Corp., Higher Education Revenue, 4.5%, 11/15/37

 35,655

 70,000

 AAA / Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 79,178

 60,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 70,262

 75,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 98,441

 170,000

 AAA / Aaa

 Missouri State Health & Educational Facilities, 5.0%, 11/15/39

 187,512

 65,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 72,880

 25,000

 AA / Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 27,351

 50,000

 AA / Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 54,702

 200,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 218,144

 50,000

 AAA / Aaa

 Texas A&M University, 5.0%, 7/1/30

 57,656

 $

 1,147,225

 Municipal  Medical - 0.1%

 50,000

 AA- / A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 52,953

 Municipal  Pollution - 0.3%

 60,000

 BBB+ / Baa1

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 $

 59,042

 60,000

 BBB / Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 56,669

 $

 115,711

 Municipal Transportation - 0.1%

 50,000

 AA / Aa2

 Harris County Metropolitan Transit Authority, 5.0%, 11/1/41

 $

 54,549

 Municipal Water - 0.8%

 150,000

 AAA / Aa1

 City of Charleston South Carolina, 5.0%, 1/1/41

 $

 166,269

 25,000

 AAA / Aa1

 City of Charleston South Carolina, 5.0%, 1/1/35

 27,816

 40,000

 AAA / Aaa

 Greater Chicago Metropolitan Water Reclamation District, 5.0%, 12/1/30

 44,122

 35,000

 AAA / Aaa

 Greater Chicago Metropolitan Water Reclamation District, 5.0%, 12/1/32

 38,235

 50,000

 AAA / Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 53,577

 $

 330,019

 TOTAL MUNICIPAL BONDS

 (Cost  $2,151,509)

 $

 2,311,089

 SENIOR FLOATING RATE LOAN INTERESTS - 12.3%

 Energy - 0.3%

 Oil & Gas Refining & Marketing - 0.2%

 107,250

 4.25

 NR / Ba2

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/7/18

 $

 108,950

 Total Energy

 $

 108,950

 Materials - 0.9%

 Diversified Chemical - 0.2%

 36,101

 7.50

 NR / NR

 Ineos U.S. Financice Corp., Senior Credit Term Loan, 12/16/13

 $

 35,785

 35,531

 8.00

 NR / NR

 Ineos U.S. Financice Corp., Senior Credit Term Loan, 12/16/14

 35,220

 $

 71,005

 Paper Packaging - 0.3%

 151,450

 2.99

 BB / Ba2

 Graphic Packaging International, Inc., Incremental Term Loan, 5/16/14

 $

 148,935

 Precious Metals & Minerals - 0.4%

 139,500

 5.25

 NR / NR

 Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17

 $

 137,582

 Total Materials

 $

 357,522

 Commercial Services & Supplies - 0.4%

 Environmental & Facilities Services - 0.4%

 173,156

 2.23

 D / B2

 Synagro Technologies, Inc.,1st Lien Term Loan, 4/2/14

 $

 149,520

 Total Commercial Services & Supplies

 $

 149,520

 Transportation - 0.2%

 Air Freight & Couriers - 0.2%

 31,645

 5.25

 NR / NR

 CEVA Group Plc, U.S. Tranche B Term Loan, 8/31/16

 $

 29,351

 19,383

 5.25

 NR / NR

 CEVA Group Plc, Dollar Tranche B Term Loan, 8/31/16

 17,978

 25,103

 5.25

 NR / NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 23,189

 $

 70,518

 Total Transportation

 $

 70,518

 Automobiles & Components - 1.7%

 Auto Parts & Equipment - 1.2%

 139,546

 2.98

 B+ / B2

 Allison Transmission, Term Loan, 8/7/14

 $

 132,120

 36,507

 2.17

 NR / NR

 Federal Mogul Corp., Tranche C Term Loan, 12/28/15

 33,830

 71,554

 2.16

 NR / NR

 Federal Mogul Corp., Tranche B Term Loan, 12/29/14

 66,300

 225,318

 4.25

 NR / NR

 Pinafore LLC, Term B1 Loan, 9/21/16

 222,140

 $

 454,390

 Tires & Rubber - 0.5%

 205,000

 1.94

 BB / Ba1

 Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/14

 $

 198,466

 Total Automobiles & Components

 $

 652,856

 Consumer Services - 0.6%

 Restaurants - 0.6%

 248,125

 4.50

 BB+ / Ba2

 Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16

 $

 240,510

 Total Consumer Services

 $

 240,510

 Media - 1.5%

 Broadcasting - 0.4%

 174,829

 4.49

 B / Baa2

 Univision Communications, Inc., Extended Term Loan, 3/29/17

 $

 148,969

 Movies & Entertainment - 0.7%

 193,549

 5.25

 NR / NR

 Christie/AIX, Inc., Term Loan, 4/29/16

 $

 185,807

 98,500

 4.50

 B+ / NR

 Live Nation Entertainment, Term B Loan, 10/20/16

 96,030

 $

 281,837

 Publishing - 0.3%

 148,504

 4.50

 NR / NR

 Interactive Data Corp., Term B Loan, 1/31/18

 $

 143,306

 Total Media

 $

 574,112

 Household & Personal Products - 0.6%

 Personal Products - 0.6%

 248,125

 4.25

 BB- / Ba1

 NBTY, Inc., Term B1 Loan, 10/1/17

 $

 241,520

 Total Household & Personal Products

 $

 241,520

 Health Care Equipment & Services - 2.4%

 Health Care Facilities - 0.8%

 30,953

 3.62

 BB+ / Ba2

 HCA Holdings, Inc., Tranche B3 Term Loan, 5/31/18

 $

 29,168

 74,231

 3.62

 BB+ / Ba2

 HCA, Inc., Tranche B2 Term Loan, 3/17/17

 70,117

 228,594

 4.00

 NR / NR

 Universal Health Services, Inc., Tranche B Term Loan, 11/30/16

 222,820

 $

 322,105

 Health Care Services - 0.5%

 189,686

 2.49

 NR / NR

 Catalent Pharma Solutions, Inc., Dollar Term Loan, 4/10/14

 $

 176,240

 Health Care Supplies - 0.5%

 151,972

 3.59

 BB- / B1

 Bausch & Lomb, Inc. L+3.25%, 4/24/15

 $

 147,250

 37,039

 3.49

 BB- / B1

 Bausch & Lomb, Inc. L+3.25%, 4/24/15 Delayed Draw

 35,840

 $

 183,090

 Health Care Technology - 0.6%

 246,253

 4.50

 NR / NR

 IMS Health, Inc., Dollar Tranche B Term Loan, 8/31/17

 $

 242,870

 Total Health Care Equipment & Services

 $

 924,305

 Diversified Financials - 0.8%

 Investment Banking & Brokerage - 0.2%

 95,637

 5.25

 B+ / Ba2

 LPL Holdings, Inc., 2017 Term Loan, 6/28/17

 $

 96,010

 Specialized Finance - 0.5%

 221,460

 3.75

 BBB- / Ba2

 MSCI, Inc., Term B1 Loan, 3/14/17

 $

 221,740

 Total Diversified Financials

 $

 317,750

 Insurance - 0.7%

 Insurance Brokers - 0.7%

 49,566

 2.87

 B / NR

 HUB International Holdings, Delayed Draw Term Loan, 6/13/14

 $

 46,090

 220,501

 2.87

 B / NR

 HUB International Holdings, Initial Term Loan, 6/13/14

 205,050

 $

 251,140

 Total Insurance

 $

 251,140

 Software & Services - 1.2%

 Data Processing & Outsourced Services - 0.8%

 247,500

 5.25

 BBB- / Ba1

 Fidelity National, Inc., Term B Loan, 7/18/16

 $

 248,440

 4,745

 2.98

 BB- / B1

 First Data Corp., Non-Extending B2 Term Loan, 9/24/14

 4,163

 44,590

 4.23

 BB- / B1

 First Data Corp., 2018 Dollar Term Loan, 3/24/18

 36,828

 $

 289,431

 It Consulting & Other Services - 0.3%

 142,625

 1.98

 BB / Ba3

 SunGard Data Systems, Inc., Tranche A U.S. Term Loan, 2/28/14

 $

 139,505

 Systems Software - 0.1%

 29,925

 3.75

 BB- / Ba2

 Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18

 $

 29,400

 Total Software & Services

 $

 458,336

 Telecommunication Services - 0.6%

 Integrated Telecommunication Services - 0.3%

 11,140

 3.24

 NR / NR

 Telesat Canada, Inc., U.S. Term II Loan, 10/31/14

 $

 10,870

 129,692

 3.24

 NR / NR

 Telesat Canada, Inc., U.S. Term I Loan, 10/31/14

 126,490

 $

 137,360

 Wireless Telecommunication  Services - 0.2%

 90,000

 3.25

 NR / NR

 Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14

 $

 83,925

 Total Telecommunication Services

 $

 221,285

 Utilities - 0.4%

 Electric Utilities - 0.4%

 234,193

 4.75

 BBB- / Ba1

 Texas Competitive Electric Holdings Co., Term Loan, 10/10/17

 $

 157,714

 Total Utilities

 $

 157,714

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $4,824,311)

 $

 4,726,038

 TOTAL INVESTMENT IN SECURITIES - 96.7%

 (Cost  $35,180,153) (a)

 $

 37,075,450

 OTHER ASSETS AND LIABILITIES - 3.3%

 $

 1,262,297

 TOTAL NET ASSETS - 100.0%

 $

 38,337,747

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2011, the value of these securities amounted to $1,891,115 or 4.9% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At September 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $35,180,153 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 2,562,833

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (667,536)

 Net unrealized gain

 $

 1,895,297

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
177,406

$
-

$
177,406

 Preferred Stocks

481,896

94,185

-

576,081

 Common Stock

-

-

-

-

 Asset Backed Securities

-

2,256,474

-

2,256,474

 Collateralized Mortgage Obligations

-

7,290,358

-

7,290,358

 Corporate Bonds

-

12,436,031

-

12,436,031

 U.S. Government Agency Obligations

-

7,301,973

-

7,301,973

 Foreign Government Bonds

-

-

-

-

 Municipal Bonds

-

2,311,089

-

2,311,089

 Senior Floating Rate Loan Interests

-

4,726,038

-

4,726,038

 Temporary Cash Investments

-

-

-

-

 Money Market Mutual Funds

-

-

-

-

 Total

$
481,896

$
36,593,554

$
-

$
37,075,450

 Other Financial Instruments*

$
65,727

$
-

$
-

$
65,727

 * Other financial instruments include futures contracts.

 Pioneer Equity-Income VCT Portfolio

 Schedule of Investments  9/30/11

 Shares

 Value

 COMMON STOCKS - 99.8%

 Energy - 11.8%

 Integrated Oil & Gas - 4.9%

 24,564

 Chevron Corp.

 $

 2,272,661

 28,592

 ConocoPhillips

 1,810,445

 9,600

 Exxon Mobil Corp.

 697,248

 65,396

 QEP Resources, Inc.

 1,770,270

 $

 6,550,624

 Oil & Gas Drilling - 1.1%

 34,532

 Helmerich & Payne Inc.

 $

 1,401,999

 Oil & Gas Exploration & Production - 3.7%

 63,066

 EQT Corp.

 $

 3,365,202

 73,765

 Marathon Oil Corp.

 1,591,849

 $

 4,957,051

 Oil & Gas Refining & Marketing - 0.8%

 36,883

 Marathon Petroleum Corp.

 $

 998,054

 Oil & Gas Storage & Transportation - 1.3%

 70,948

 Spectra Energy Corp.

 $

 1,740,354

 Total Energy

 $

 15,648,082

 Materials - 7.8%

 Diversified Chemical - 1.4%

 46,761

 E.I. du Pont de Nemours and Co.

 $

 1,869,037

 Diversified Metals & Mining - 1.9%

 37,048

 Compass Minerals International, Inc.

 $

 2,474,065

 Paper Packaging - 0.9%

 41,660

 Sonoco Products Co.

 $

 1,176,062

 Specialty Chemicals - 3.6%

 20,916

 Ecolab, Inc. (b)

 $

 1,022,583

 122,258

 Valspar Corp.

 3,815,672

 $

 4,838,255

 Total Materials

 $

 10,357,419

 Capital Goods - 7.2%

 Aerospace & Defense - 1.8%

 14,799

 Northrop Grumman Corp.

 $

 771,916

 22,342

 United Technologies Corp.

 1,571,983

 $

 2,343,899

 Construction & Farm Machinery & Heavy Trucks - 0.7%

 41,654

 Trinity Industries, Inc.

 $

 891,812

 Electrical Component & Equipment - 2.4%

 75,649

 Emerson Electric Co.

 $

 3,125,060

 Industrial Machinery - 2.3%

 33,728

 Gorman-Rupp Co.

 $

 832,744

 26,382

 Snap-On Inc.

 1,171,361

 33,883

 The Timken Co.

 1,112,040

 $

 3,116,145

 Total Capital Goods

 $

 9,476,916

 Commercial Services & Supplies - 0.9%

 Office Services & Supplies - 0.9%

 44,212

 Mine Safety Appliances Co.

 $

 1,191,956

 Total Commercial Services & Supplies

 $

 1,191,956

 Automobiles & Components - 2.4%

 Auto Parts & Equipment - 2.4%

 118,120

 Johnson Controls, Inc.

 $

 3,114,824

 Total Automobiles & Components

 $

 3,114,824

 Consumer Durables & Apparel - 2.2%

 Apparel, Accessories & Luxury Goods - 2.2%

 23,443

 VF Corp. (b)

 $

 2,848,793

 Total Consumer Durables & Apparel

 $

 2,848,793

 Consumer Services - 1.5%

 Leisure Facilities - 1.5%

 102,160

 Cedar Fair, LP (b)

 $

 1,930,824

 Total Consumer Services

 $

 1,930,824

 Media - 1.0%

 Broadcasting - 1.0%

 66,617

 CBS Corp. (Class B)

 $

 1,357,654

 Total Media

 $

 1,357,654

 Retailing - 2.3%

 Distributors - 1.5%

 38,255

 Genuine Parts Co.

 $

 1,943,354

 Home Improvement Retail - 0.8%

 55,498

 Lowe's Companies, Inc.

 $

 1,073,331

 Total Retailing

 $

 3,016,685

 Food & Drug Retailing - 1.3%

 Drug Retail - 0.2%

 8,200

 Walgreen Co.

 $

 269,698

 Food Distributors - 1.1%

 55,260

 Sysco Corp.

 $

 1,431,234

 Total Food & Drug Retailing

 $

 1,700,932

 Food Beverage & Tobacco - 10.1%

 Packaged Foods & Meats - 9.5%

 35,528

 Campbell Soup Co. (b)

 $

 1,150,041

 43,818

 General Mills, Inc.

 1,685,678

 79,682

 H.J. Heinz Co., Inc.

 4,022,347

 48,860

 Hershey Foods Corp.

 2,894,466

 120,009

 Sara Lee Corp.

 1,962,147

 11,462

 The J.M. Smucker Co.

 835,465

 $

 12,550,144

 Soft Drinks - 0.6%

 12,800

 PepsiCo, Inc.

 $

 792,320

 Total Food Beverage & Tobacco

 $

 13,342,464

 Household & Personal Products - 2.8%

 Household Products - 2.8%

 25,167

 Clorox Co.

 $

 1,669,327

 23,140

 Colgate-Palmolive Co.

 2,052,055

 $

 3,721,382

 Total Household & Personal Products

 $

 3,721,382

 Health Care Equipment & Services - 4.6%

 Health Care Distributors - 1.1%

 53,297

 Owens & Minor Inc. (b)

 $

 1,517,899

 Health Care Equipment - 3.5%

 31,731

 Baxter International, Inc.

 $

 1,781,378

 21,092

 Becton, Dickinson & Co.

 1,546,465

 141,845

 Smith & Nephew PLC

 1,289,986

 $

 4,617,829

 Total Health Care Equipment & Services

 $

 6,135,728

 Pharmaceuticals & Biotechnology - 6.6%

 Pharmaceuticals - 6.6%

 41,861

 Abbott Laboratories, Inc.

 $

 2,140,772

 74,025

 Bristol-Myers Squibb Co.

 2,322,905

 35,473

 Eli Lilly & Co.

 1,311,437

 52,018

 Merck & Co., Inc.

 1,701,509

 69,689

 Pfizer, Inc.

 1,232,102

 $

 8,708,725

 Total Pharmaceuticals & Biotechnology

 $

 8,708,725

 Banks - 5.9%

 Diversified Banks - 3.1%

 101,654

 U.S. Bancorp

 $

 2,392,935

 73,406

 Wells Fargo  & Co.

 1,770,553

 $

 4,163,488

 Regional Banks - 2.2%

 31,764

 PNC Bank Corp.

 $

 1,530,707

 75,800

 SunTrust Banks, Inc.

 1,360,610

 $

 2,891,317

 Thrifts & Mortgage Finance - 0.6%

 63,131

 New York Community Bancorp Inc. (b)

 $

 751,259

 Total Banks

 $

 7,806,064

 Diversified Financials - 1.5%

 Consumer Finance - 1.5%

 26,844

 American Express Co.

 $

 1,205,296

 34,529

 Discover Financial Services, Inc.

 792,095

 $

 1,997,391

 Total Diversified Financials

 $

 1,997,391

 Insurance - 4.3%

 Property & Casualty Insurance - 4.3%

 55,983

 Chubb Corp.

 $

 3,358,420

 35,203

 Cincinnati Financial Corp. (b)

 926,895

 28,970

 The Travelers Companies, Inc.

 1,411,708

 $

 5,697,023

 Total Insurance

 $

 5,697,023

 Real Estate - 1.6%

 Office Real Estate Investment Trust - 0.6%

 12,935

 Alexandria Real Estate Equities, Inc.

 $

 794,080

 Specialized Real Estate Investment Trust - 1.0%

 26,951

 Ventas, Inc.

 $

 1,331,379

 Total Real Estate

 $

 2,125,459

 Software & Services - 0.7%

 Data Processing & Outsourced Services - 0.7%

 20,697

 Automatic Data Processing, Inc.

 $

 975,864

 Total Software & Services

 $

 975,864

 Semiconductors - 6.3%

 Semiconductor Equipment - 0.3%

 34,254

 Applied Materials, Inc.

 $

 354,529

 Semiconductors - 6.0%

 54,887

 Analog Devices, Inc.

 $

 1,715,219

 60,454

 Intel Corp.

 1,289,484

 43,655

 Linear Technology Corp.

 1,207,061

 76,678

 Microchip Technology, Inc. (b)

 2,385,453

 51,529

 Xilinx, Inc. (b)

 1,413,956

 $

 8,011,173

 Total Semiconductors

 $

 8,365,702

 Telecommunication Services - 4.1%

 Integrated Telecom Services - 4.1%

 41,431

 AT&T Corp.

 $

 1,181,612

 59,853

 CenturyLink, Inc.

 1,982,331

 46,349

 Verizon Communications, Inc.

 1,705,643

 43,700

 Windstream Corp.

 509,542

 $

 5,379,128

 Total Telecommunication Services

 $

 5,379,128

 Utilities - 13.0%

 Electric Utilities - 3.5%

 51,050

 American Electric Power Co., Inc.

 $

 1,940,921

 41,719

 DPL, Inc.

 1,257,411

 35,264

 Southern Co.

 1,494,136

 $

 4,692,468

 Gas Utilities - 3.9%

 54,126

 AGL Resources, Inc.

 $

 2,205,093

 24,745

 National Fuel Gas Co.

 1,204,587

 95,123

 Questar Corp.

 1,684,628

 $

 5,094,308

 Multi-Utilities - 5.0%

 41,431

 Ameren Corp.

 $

 1,233,401

 38,330

 Consolidated Edison, Inc.

 2,185,577

 72,468

 NSTAR

 3,247,291

 $

 6,666,269

 Water Utilities - 0.6%

 24,951

 American Water Works Co., Inc.

 $

 753,021

 Total Utilities

 $

 17,206,066

 TOTAL COMMON STOCKS

 (Cost  $104,076,951)

 $

 132,105,081

 Principal

 TEMPORARY CASH INVESTMENTS - 6.1%

  Value

 Amount ($)

 Securities Lending Collateral  - 6.1% (c)

 Certificates of Deposit:

 189,525

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 189,594

 189,584

 Bank of Montreal Chicago, 0.38%, 9/26/12

 189,594

 189,508

 Bank of Nova Scotia, 0.32%, 10/11/12

 189,594

 47,429

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 47,442

 236,867

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 236,993

 236,861

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 236,978

 213,170

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 213,294

 118,430

 National Australia Bank NY, 0.27%, 10/19/11

 118,496

 165,878

 National Australia Bank NY, 0.31%, 1/9/12

 165,895

 260,659

 RaboBank nederland, 0.32%, 4/2/12

 260,720

 118,459

 Royal Bank of Canada NY, 0.48%, 10/1/12

 118,496

 236,750

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 236,998

 94,722

 Wachovia Corp., 0.38%, 10/15/11

 94,800

 71,104

 Wachovia Corp., 0.48%, 3/1/12

 71,132

 236,938

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 236,993

 $

 2,607,019

 Commercial Paper:

 94,733

 American Honda Finance, 0.30%, 1/11/12

 $

 94,797

 56,685

 Chariot Funding LLC, 0.16%, 10/17/11

 56,685

 189,591

 Chariot Funding LLC, 0.16%, 10/5/11

 189,591

 165,883

 Chariot Funding LLC, 0.15%,  10/19/11

 165,883

 75,794

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 75,794

 144,410

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 144,410

 118,490

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 118,490

 236,987

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 236,987

 108,760

 Federal Farm Credit, 0.18%, 8/20/12

 108,783

 170,492

 General Electric Capital Corp., 0.37%, 4/10/12

 170,634

 23,665

 General Electric Capital Corp., 0.42%, 7/27/12

 23,683

 26,062

 General Electric Capital Corp., 0.48%, 11/21/11

 26,076

 118,495

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 118,495

 213,204

 Nestle Capital Corp., 0.19%, 12/20/11

 213,204

 189,447

 Nordea NA, 0.28%, 1/9/12

 189,447

 151,943

 Old Line Funding LLC, 0.17%, 10/5/11

 151,943

 71,096

 Old Line Funding LLC, 0.17%, 10/7/11

 71,096

 189,570

 Procter & Gamble, 0.14%, 11/3/11

 189,570

 118,406

 Royal Bank of Canada, 0.30%, 10/1/12

 118,496

 142,183

 Sanofi Aventis SA, 0.17%, 10/20/11

 142,183

 52,636

 Straight-a Funding LLC, 0.19%, 12/9/2011

 52,636

 236,936

 Svenska HandelsBanken, 0.38%, 6/29/12

 236,993

 127,088

 Thunderbay Funding LLC, 0.17%, 10/12/11

 127,088

 94,933

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 94,933

 47,377

 Thunderbay Funding LLC, 0.22%,  12/13/11

 47,377

 94,760

 Thunderbay Funding LLC, 0.22%,12/5/11

 94,760

 118,485

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 118,485

 118,450

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 118,450

 47,385

 Wells Fargo & Co., 0.34%, 1/24/12

 47,416

 $

 3,544,385

 Tri-party Repurchase Agreements:

 236,993

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $236,993 plus accrued interest on 10/3/11 collateralized by the following:

 $46,726 U.S. Treasury Bond, 5.0%, 5/15/37

 $195,007 U.S. Treasury Note, 1.75%, 5/31/16

 $

 236,993

 950,323

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $950,323 plus accrued interest on 10/3/11 collateralized by $969,352

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 950,323

 94,797

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $94,797 plus accrued interest on 10/3/11 collateralized by $96,693

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 94,797

 $

 1,282,113

 Shares

 Money Market Mutual Funds:

 355,489

 Dreyfus Preferred Money Market Fund

 $

 355,489

 355,489

 Fidelity Prime Money Market Fund

 355,489

 $

 710,978

 Total Securities Lending Collateral

 (Cost  $8,144,495)

 $

 8,144,495

 TOTAL INVESTMENT IN SECURITIES - 105.9%

 (Cost  $111,309,834) (a)

 $

 140,249,576

 OTHER ASSETS AND LIABILITIES - (5.9) %

 $

 (7,824,332)

 TOTAL NET ASSETS - 100.0%

 $

 132,425,244

 (A.D.R.)

 American Depositary Receipt

 (a)

 At September 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $111,073,006 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 30,077,019

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (900,449)

 Net unrealized gain

 $

 29,176,570

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Description

 Value

           32,600

 Campbell Soup Co.

 $

         1,055,262

                100

 Cedar Fair, LP

                1,890

             1,400

 Cincinnati Financial Corp.

              36,862

           20,000

 Ecolab, Inc.

            977,800

           75,860

 Microchip Technology, Inc.

         2,360,005

                600

 New York Community Bancorp Inc.

                7,140

           10,000

 Owens & Minor Inc.

            284,800

           23,200

 VF Corp.

         2,819,264

             7,000

 Xilinx, Inc.

            192,080

 .

 Total

 $

             7,735,103

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Portfolio’s assets:

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3.

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
132,105,081

$
-

$
-

$
132,105,081

 Temporary Cash Investments

-

7,433,517

-

7,433,517

 Money Market Mutual Funds

710,978

-

-

710,978

 Total

$
132,816,059

$
7,433,517

$
-

$
140,249,576

 Pioneer Fund VCT Portfolio

 Schedule of Investments  9/30/11

 Shares

 Value

 COMMON STOCKS - 98.9%

 Energy - 11.8%

 Coal & Consumable Fuels - 0.3%

 16,416

 Consol Energy, Inc.

 $

 556,995

 Integrated Oil & Gas - 6.4%

 69,504

 Chevron Corp.

 $

 6,430,510

 45,422

 ConocoPhillips

 2,876,121

 37,419

 Exxon Mobil Corp.

 2,717,742

 31,107

 Hess Corp.

 1,631,873

 $

 13,656,246

 Oil & Gas Drilling - 0.8%

 30,427

 Ensco Plc

 $

 1,230,164

 13,289

 Helmerich & Payne Inc.

 539,533

 $

 1,769,697

 Oil & Gas Equipment And Services - 1.5%

 17,951

 Cameron International Corp. *

 $

 745,685

 39,955

 McDermott International, Inc. *

 429,916

 32,643

 Schlumberger Ltd.

 1,949,766

 $

 3,125,367

 Oil & Gas Exploration & Production - 2.5%

 39,866

 Apache Corp.

 $

 3,198,848

 18,210

 Devon Energy Corp.

 1,009,562

 51,516

 Marathon Oil Corp.

 1,111,715

 $

 5,320,125

 Oil & Gas Refining & Marketing - 0.3%

 25,887

 Marathon Petroleum Corp.

 $

 700,502

 Total Energy

 $

 25,128,932

 Materials - 5.4%

 Aluminum - 0.5%

 107,646

 Alcoa, Inc.

 $

 1,030,172

 Diversified Chemical - 0.7%

 38,054

 E.I. du Pont de Nemours and Co.

 $

 1,521,018

 Diversified Metals & Mining - 2.6%

 47,222

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 1,437,910

 88,705

 Rio Tinto Plc

 4,003,763

 $

 5,441,673

 Fertilizers & Agricultural Chemicals - 0.2%

 10,535

 The Mosaic Co.

 $

 515,899

 Industrial Gases - 0.8%

 27,831

 Airgas, Inc.

 $

 1,776,174

 Specialty Chemicals - 0.6%

 26,090

 Ecolab, Inc. (b)

 $

 1,275,540

 Total Materials

 $

 11,560,476

 Capital Goods - 9.7%

 Aerospace & Defense - 2.7%

 33,604

 General Dynamics Corp.

 $

 1,911,732

 17,873

 Lockheed Martin Corp. (b)

 1,298,295

 36,530

 United Technologies Corp.

 2,570,251

 $

 5,780,278

 Construction & Farm Machinery & Heavy Trucks - 3.5%

 22,168

 Caterpillar, Inc.

 $

 1,636,885

 33,441

 Deere & Co.

 2,159,285

 106,309

 PACCAR, Inc.

 3,595,370

 $

 7,391,540

 Electrical Component & Equipment - 1.3%

 40,366

 Emerson Electric Co.

 $

 1,667,519

 20,509

 Rockwell International Corp.

 1,148,504

 $

 2,816,023

 Industrial Conglomerates - 1.5%

 24,195

 3M Co.

 $

 1,736,959

 92,365

 General Electric Co.

 1,407,643

 $

 3,144,602

 Industrial Machinery - 0.7%

 17,110

 Illinois Tool Works, Inc.

 $

 711,776

 12,938

 Parker Hannifin Corp.

 816,776

 $

 1,528,552

 Total Capital Goods

 $

 20,660,995

 Transportation - 4.5%

 Railroads - 4.5%

 47,228

 Canadian National Railway Co.

 $

 3,144,440

 104,803

 Norfolk Southern Corp.

 6,395,079

 $

 9,539,519

 Total Transportation

 $

 9,539,519

 Automobiles & Components - 3.5%

 Auto Parts & Equipment - 2.7%

 8,452

 Autoliv, Inc.

 $

 409,922

 28,046

 BorgWarner, Inc. *

 1,697,624

 138,681

 Johnson Controls, Inc.

 3,657,018

 $

 5,764,564

 Automobile Manufacturers - 0.8%

 185,996

 Ford Motor Corp. *

 $

 1,798,581

 Total Automobiles & Components

 $

 7,563,145

 Consumer Durables & Apparel - 1.3%

 Apparel, Accessories & Luxury Goods - 1.3%

 52,280

 Coach, Inc.

 $

 2,709,672

 Total Consumer Durables & Apparel

 $

 2,709,672

 Consumer Services - 0.2%

 Restaurants - 0.2%

 10,217

 Yum! Brands, Inc.

 $

 504,618

 Total Consumer Services

 $

 504,618

 Media - 4.1%

 Broadcasting - 0.3%

 31,642

 CBS Corp. (Class B)

 $

 644,864

 Publishing - 3.8%

 108,688

 John Wiley & Sons, Inc.

 $

 4,827,921

 79,106

 McGraw-Hill Co., Inc.

 3,243,346

 $

 8,071,267

 Total Media

 $

 8,716,131

 Retailing - 4.7%

 Department Stores - 2.0%

 23,310

 Kohl's Corp.

 $

 1,144,521

 37,866

 Macy's Inc.

 996,633

 48,736

 Nordstrom, Inc.

 2,226,260

 $

 4,367,414

 General Merchandise Stores - 1.9%

 82,756

 Target Corp.

 $

 4,058,354

 Home Improvement Retail - 0.8%

 84,486

 Lowe's Companies, Inc.

 $

 1,633,959

 Total Retailing

 $

 10,059,727

 Food & Drug Retailing - 3.0%

 Drug Retail - 1.6%

 105,112

 Walgreen Co.

 $

 3,457,134

 Food Distributors - 0.8%

 62,263

 Sysco Corp.

 $

 1,612,612

 Hypermarkets & Supercenters - 0.6%

 23,949

 Wal-Mart Stores, Inc.

 $

 1,242,953

 Total Food & Drug Retailing

 $

 6,312,699

 Food Beverage & Tobacco - 5.3%

 Packaged Foods & Meats - 5.3%

 67,631

 General Mills, Inc.

 $

 2,601,765

 55,918

 H.J. Heinz Co., Inc.

 2,822,741

 71,115

 Hershey Foods Corp.

 4,212,853

 48,374

 Kraft Foods, Inc.

 1,624,399

 $

 11,261,758

 Total Food Beverage & Tobacco

 $

 11,261,758

 Household & Personal Products - 3.2%

 Household Products - 2.3%

 9,493

 Clorox Co.

 $

 629,671

 49,260

 Colgate-Palmolive Co.

 4,368,377

 $

 4,998,048

 Personal Products - 0.9%

 21,911

 Estee Lauder Co.

 $

 1,924,662

 Total Household & Personal Products

 $

 6,922,710

 Health Care Equipment & Services - 8.6%

 Health Care Distributors - 0.4%

 20,673

 Cardinal Health, Inc.

 $

 865,785

 Health Care Equipment - 7.4%

 34,078

 Baxter International, Inc.

 $

 1,913,139

 57,518

 Becton, Dickinson & Co.

 4,217,220

 36,113

 C. R. Bard, Inc.

 3,161,332

 21,308

 Covidien Ltd.

 939,683

 23,408

 Medtronic, Inc.

 778,082

 166,475

 Smith & Nephew Plc

 1,513,979

 55,245

 St. Jude Medical, Inc.

 1,999,317

 26,286

 Stryker Corp.

 1,238,859

 $

 15,761,611

 Health Care Services - 0.3%

 14,119

 Medco Health Solutions, Inc. *

 $

 662,040

 Managed Health Care - 0.5%

 23,043

 United Healthcare Group, Inc.

 $

 1,062,743

 Total Health Care Equipment & Services

 $

 18,352,179

 Pharmaceuticals & Biotechnology - 4.6%

 Biotechnology - 0.7%

 26,411

 Amgen, Inc.

 $

 1,451,284

 Pharmaceuticals - 3.9%

 59,335

 Abbott Laboratories, Inc.

 $

 3,034,392

 27,607

 Eli Lilly & Co.

 1,020,631

 27,192

 Hospira, Inc. *

 1,006,104

 25,797

 Merck & Co., Inc.

 843,820

 109,431

 Pfizer, Inc.

 1,934,740

 15,746

 Teva Pharmaceutical Industries Ltd.

 586,066

 $

 8,425,753

 Total Pharmaceuticals & Biotechnology

 $

 9,877,037

 Banks - 3.0%

 Diversified Banks - 1.9%

 42,700

 Comerica, Inc.

 $

 980,819

 80,965

 U.S. Bancorp

 1,905,916

 50,602

 Wells Fargo  & Co.

 1,220,520

 $

 4,107,255

 Regional Banks - 1.1%

 118,123

 KeyCorp

 $

 700,469

 35,119

 PNC Bank Corp.

 1,692,385

 $

 2,392,854

 Total Banks

 $

 6,500,109

 Diversified Financials - 6.6%

 Asset Management & Custody Banks - 4.6%

 26,789

 Franklin Resources, Inc.

 $

 2,562,100

 40,652

 Northern Trust Corp.

 1,422,007

 57,271

 State Street Corp.

 1,841,835

 57,308

 T. Rowe Price Associates, Inc.

 2,737,603

 72,061

 The Bank of New York Mellon Corp.

 1,339,614

 $

 9,903,159

 Consumer Finance - 1.0%

 24,561

 American Express Co.

 $

 1,102,789

 42,050

 Discover Financial Services, Inc.

 964,627

 $

 2,067,416

 Diversified Finance Services - 0.4%

 25,901

 J.P. Morgan Chase & Co.

 $

 780,138

 Specialized Finance - 0.6%

 3,345

 CME Group, Inc.

 $

 824,208

 4,311

 Intercontinental Exchange, Inc. *

 509,819

 $

 1,334,027

 Total Diversified Financials

 $

 14,084,740

 Insurance - 2.9%

 Property & Casualty Insurance - 2.9%

 85,320

 Chubb Corp.

 $

 5,118,347

 23,008

 The Travelers Companies, Inc.

 1,121,180

 $

 6,239,527

 Total Insurance

 $

 6,239,527

 Software & Services - 4.8%

 Application Software - 0.5%

 43,588

 Adobe Systems, Inc. *

 $

 1,053,522

 Data Processing & Outsourced Services - 1.9%

 41,535

 Automatic Data Processing, Inc.

 $

 1,958,375

 28,149

 DST Systems, Inc.

 1,233,771

 18,364

 Fiserv, Inc. *

 932,340

 $

 4,124,486

 Internet Software & Services - 0.4%

 28,413

 eBAY Inc. *

 $

 837,899

 It Consulting & Other Services - 0.8%

 10,396

 IBM Corp.

 $

 1,819,612

 Systems Software - 1.2%

 41,005

 Microsoft Corp.

 $

 1,020,614

 16,772

 Oracle Corp.

 482,027

 62,901

 Symantec Corp. *

 1,025,286

 $

 2,527,927

 Total Software & Services

 $

 10,363,446

 Technology Hardware & Equipment - 4.1%

 Communications Equipment - 1.8%

 75,617

 Cisco Systems, Inc.

 $

 1,171,307

 69,703

 Juniper Networks Inc. *

 1,203,074

 13,399

 Motorola Solutions, Inc.

 561,418

 19,631

 Qualcomm, Inc.

 954,656

 $

 3,890,455

 Computer Hardware - 0.6%

 60,553

 Hewlett-Packard Co.

 $

 1,359,415

 Computer Storage & Peripherals - 0.3%

 16,889

 NETAPP Inc. *

 $

 573,044

 Office Electronics - 1.4%

 66,879

 Canon, Inc. (A.D.R.)

 $

 3,026,944

 Total Technology Hardware & Equipment

 $

 8,849,858

 Semiconductors - 4.6%

 Semiconductor Equipment - 1.1%

 114,583

 Applied Materials, Inc.

 $

 1,185,934

 34,713

 ASM Lithography Holdings NV

 1,198,987

 $

 2,384,921

 Semiconductors - 3.5%

 28,193

 Altera Corp.

 $

 888,925

 63,369

 Analog Devices, Inc.

 1,980,281

 101,626

 Intel Corp.

 2,167,683

 86,749

 Texas Instruments, Inc.

 2,311,861

 $

 7,348,750

 Total Semiconductors

 $

 9,733,671

 Telecommunication Services - 1.7%

 Integrated Telecommunication Services - 1.7%

 85,977

 AT&T Corp.

 $

 2,452,064

 34,373

 Verizon Communications, Inc.

 1,264,926

 $

 3,716,990

 Total Telecommunication Services

 $

 3,716,990

 Utilities - 1.2%

 Electric Utilities - 0.7%

 38,360

 Southern Co.

 $

 1,625,313

 Multi-Utilities - 0.5%

 31,278

 Public Service Enterprise Group, Inc.

 $

 1,043,747

 Total Utilities

 $

 2,669,060

 TOTAL COMMON STOCKS

 (Cost  $195,630,884)

 $

 211,326,999

 Principal

 TEMPORARY CASH INVESTMENTS - 1.2%

  Value

 Amount ($)

 Securities Lending Collateral  - 1.2% (c)

 Certificates of Deposit:

 59,339

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 59,361

 59,358

 Bank of Montreal Chicago, 0.38%, 9/26/12

 59,361

 59,334

 Bank of Nova Scotia, 0.32%, 10/11/12

 59,361

 14,850

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 14,854

 74,162

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 74,201

 74,160

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 74,197

 66,742

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 66,781

 37,080

 National Australia Bank NY, 0.27%, 10/19/11

 37,101

 51,936

 National Australia Bank NY, 0.31%, 1/9/12

 51,941

 81,611

 RaboBank nederland, 0.32%, 4/2/12

 81,630

 37,089

 Royal Bank of Canada NY, 0.48%, 10/1/12

 37,101

 74,125

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 74,203

 29,657

 Wachovia Corp., 0.38%, 10/15/11

 29,681

 22,262

 Wachovia Corp., 0.48%, 3/1/12

 22,271

 74,184

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 74,201

 $

 816,245

 Commercial Paper:

 29,661

 American Honda Finance, 0.30%, 1/11/12

 $

 29,681

 17,748

 Chariot Funding LLC, 0.16%, 10/17/11

 17,748

 59,360

 Chariot Funding LLC, 0.16%, 10/5/11

 59,360

 51,937

 Chariot Funding LLC, 0.15%,  10/19/11

 51,937

 23,731

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 23,731

 45,214

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 45,214

 37,099

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 37,099

 74,199

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 74,199

 34,052

 Federal Farm Credit, 0.18%, 8/20/12

 34,059

 53,380

 General Electric Capital Corp., 0.37%, 4/10/12

 53,425

 7,409

 General Electric Capital Corp., 0.42%, 7/27/12

 7,415

 8,160

 General Electric Capital Corp., 0.48%, 11/21/11

 8,164

 37,100

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 37,100

 66,753

 Nestle Capital Corp., 0.19%, 12/20/11

 66,753

 59,315

 Nordea NA, 0.28%, 1/9/12

 59,315

 47,573

 Old Line Funding LLC, 0.17%, 10/5/11

 47,573

 22,260

 Old Line Funding LLC, 0.17%, 10/7/11

 22,260

 59,353

 Procter & Gamble, 0.14%, 11/3/11

 59,353

 37,073

 Royal Bank of Canada, 0.30%, 10/1/12

 37,101

 44,517

 Sanofi Aventis SA, 0.17%, 10/20/11

 44,517

 16,480

 Straight-a Funding LLC, 0.19%, 12/9/2011

 16,480

 74,183

 Svenska HandelsBanken, 0.38%, 6/29/12

 74,201

 39,791

 Thunderbay Funding LLC, 0.17%, 10/12/11

 39,791

 29,723

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 29,723

 14,834

 Thunderbay Funding LLC, 0.22%,  12/13/11

 14,834

 29,669

 Thunderbay Funding LLC, 0.22%,12/5/11

 29,669

 37,097

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 37,097

 37,086

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 37,086

 14,833

 Wells Fargo & Co., 0.34%, 1/24/12

 14,843

 $

 1,109,728

 Tri-party Repurchase Agreements:

 74,201

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $74,201 plus accrued interest on 10/3/11 collateralized by

 the following:

 $14,630 U.S. Treasury Bond, 5.0%, 5/15/37

 $61,056 U.S. Treasury Note, 1.75%, 5/31/16

 $

 74,201

 297,541

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $297,541 plus accrued interest on 10/3/11 collateralized by $303,499

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 297,541

 29,681

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $29,681 plus accrued interest on 10/3/11 collateralized by $30,274

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 29,681

 $

 401,423

 Shares

 Money Market Mutual Funds:

 111,302

 Dreyfus Preferred Money Market Fund

 $

 111,302

 111,302

 Fidelity Prime Money Market Fund

 111,302

 $

 222,604

 Total Securities Lending Collateral

 $

 2,550,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $2,550,000)

 $

 2,550,000

 TOTAL INVESTMENT IN SECURITIES - 100.1%

 (Cost  $198,180,884) (a)

 $

 213,876,999

 OTHER ASSETS AND LIABILITIES - (0.1) %

 $

 (176,772)

 TOTAL NET ASSETS - 100.0%

 $

 213,700,227

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At September 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $199,934,624 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 23,476,767

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (9,534,392)

 Net unrealized gain

 $

 13,942,375

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Description

 Value

           25,000

 Ecolab, Inc.

 $

                   1,222,250

           17,000

 Lockheed Martin Corp.

                   1,234,880

 Total

 $

                   2,457,130

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Portfolio’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
211,326,999

$
-

$
-

$
211,326,999

 Temporary Cash Investments

-

2,327,396

-

2,327,396

 Money Market Mutual Funds

222,604

-

-

222,604

 Total

$
211,549,603

$
2,327,396

$
-

$
213,876,999

 Pioneer Emerging Markets VCT Portfolio

 Schedule of Investments  9/30/11

 Shares

 Value

 PREFERRED STOCKS - 9.0%

 Energy - 1.2%

 Integrated Oil & Gas - 1.2%

 118,584

 Petrobras Brasiliero SA

 $

 1,202,684

 Total Energy

 $

 1,202,684

 Food Beverage & Tobacco - 3.0%

 Brewers - 3.0%

 99,756

 Companhia de Bebidas Das

 $

 2,993,872

 Total Food Beverage & Tobacco

 $

 2,993,872

 Banks - 2.0%

 Diversified Banks - 2.0%

 134,032

 Banco Bradesco SA

 $

 1,960,750

 Total Banks

 $

 1,960,750

 Semiconductors - 1.5%

 Semiconductors - 1.5%

 3,092

 Samsung Electronics Co., Ltd. *

 $

 1,473,117

 Total Semiconductors

 $

 1,473,117

 Utilities - 1.2%

 Electric Utilities - 1.2%

 67,399

 Cia Paranaense de Energia

 $

 1,218,246

 Total Utilities

 $

 1,218,246

 TOTAL PREFERRED STOCKS

 (Cost  $4,434,302)

 $

 8,848,669

 COMMON STOCKS - 82.2%

 Energy - 7.9%

 Integrated Oil & Gas - 3.2%

 1,622,000

 PetroChina Co., Ltd.*

 $

 1,966,502

 109,255

 Petroleo Brasileiro SA

 1,209,593

 $

 3,176,095

 Oil & Gas Exploration & Production - 1.9%

 12,716

 Novatek OAO (G.D.R.)

 $

 1,439,375

 25,494

 Petrominerales Ltd. (b)

 504,164

 $

 1,943,539

 Oil & Gas Storage & Transportation - 2.7%

 572,871

 Petronet LNG Ltd.

 $

 1,849,782

 50,992

 Ultrapar Participacoes SA

 802,821

 $

 2,652,603

 Total Energy

 $

 7,772,237

 Materials - 9.6%

 Construction Materials - 0.8%

 513,300

 PT Indocement Tunggal Prakarsa Tbk

 $

 807,220

 Diversified Metals & Mining - 2.4%

 113,126

 Exxaro Resources Ltd.

 $

 2,374,517

 Fertilizers & Agricultural Chemicals - 1.2%

 15,591

 Sociedad Quimica y Minera de Chile SA *

 $

 745,406

 12,971

 Uralkali OAO *

 441,665

 $

 1,187,071

 Gold - 1.9%

 96,747

 IAMGOLD Corp.

 $

 1,913,656

 Precious Metals & Minerals - 1.2%

 26,354

 Fresnillo Plc *

 $

 649,821

 31,796

 Polymetal OAO *

 490,718

 $

 1,140,539

 Steel - 2.1%

 10,996

 Kumba Iron Ore Ltd.

 $

 579,699

 71,697

 Vale SA (A.D.R.)

 1,505,637

 $

 2,085,336

 Total Materials

 $

 9,508,339

 Transportation - 3.3%

 Air Freight & Couriers - 1.0%

 6,645

 Hyundai Glovis Co., Ltd. *

 $

 980,067

 Airlines - 1.6%

 26,232

 Copa Holdings SA

 $

 1,607,235

 Marine Ports & Services - 0.7%

 41,969

 Global Ports Investments Ltd. (G.D.R.)

 $

 647,970

 Total Transportation

 $

 3,235,272

 Automobiles & Components - 1.4%

 Automobile Manufacturers - 1.4%

 200,100

 PT Astra International Tbk

 $

 1,413,279

 Total Automobiles & Components

 $

 1,413,279

 Consumer Durables & Apparel - 1.6%

 Apparel, Accessories & Luxury Goods - 1.6%

 367,011

 Titan Industries Ltd.

 $

 1,553,690

 Total Consumer Durables & Apparel

 $

 1,553,690

 Consumer Services - 2.7%

 Casinos & Gaming - 1.1%

 470,145

 Sands China Ltd. *

 $

 1,081,666

 10

 Wynn Macau Ltd. *

 23

 $

 1,081,689

 Restaurants - 1.6%

 99,577

 Jubilant Foodworks Ltd. *

 $

 1,597,600

 Total Consumer Services

 $

 2,679,289

 Retailing - 1.2%

 Apparel Retail - 1.2%

 146,001

 Mr. Price Group Ltd. *

 $

 1,212,640

 Total Retailing

 $

 1,212,640

 Food & Drug Retailing - 4.7%

 Food Retail - 3.5%

 61,010

 BIM Birlesik Magazalar AS *

 $

 1,679,256

 127,404

 Shoprite Holdings Ltd.

 1,789,568

 $

 3,468,824

 Hypermarkets & Supercenters - 1.2%

 4,754

 E-Mart Co., Ltd. *

 $

 1,186,019

 Total Food & Drug Retailing

 $

 4,654,843

 Food Beverage & Tobacco - 8.5%

 Packaged Foods & Meats - 2.4%

 1,900,200

 Charoen Pokphand Foods PCL

 $

 1,632,841

 318,000

 Tingyi Holding Co. *

 779,658

 $

 2,412,499

 Soft Drinks - 3.1%

 46,454

 Fomento Economico Mexicano SA de CV

 $

 3,011,148

 Tobacco - 3.0%

 678,953

 ITC Ltd.

 $

 2,716,961

 24,567

 Souza Cruz SA

 244,333

 $

 2,961,294

 Total Food Beverage & Tobacco

 $

 8,384,941

 Household & Personal Products - 1.9%

 Household Products - 1.8%

 4,017

 LG Household & Health Care Ltd. *

 $

 1,803,012

 Personal Products - 0.1%

 136

 Hypermaracas SA  *

 81,844

 $

 81,844

 Total Household & Personal Products

 $

 1,884,856

 Health Care Equipment & Services - 2.1%

 Health Care Facilities - 2.1%

 862,281

 Life Healthcare Group Holdings Ltd. *

 $

 2,051,578

 Total Health Care Equipment & Services

 $

 2,051,578

 Pharmaceuticals & Biotechnology - 3.9%

 Biotechnology - 1.4%

 21,646

 Seegene, Inc. *

 $

 1,410,978

 Pharmaceuticals - 2.5%

 65,960

 Celltrion, Inc. *

 $

 2,418,262

 Total Pharmaceuticals & Biotechnology

 $

 3,829,240

 Banks - 2.8%

 Diversified Banks - 2.8%

 35,221

 Banco do Brasil SA

 $

 455,213

 1,786,000

 China Minsheng Banking Corp., Ltd. * (b)

 1,071,937

 328,460

 Turkiye Garanti Bankasi AS *

 1,274,078

 $

 2,801,228

 Total Banks

 $

 2,801,228

 Real Estate - 3.3%

 Real Estate Development - 1.5%

 718,000

 China Overseas Land & Investment, Ltd. (b)

 $

 1,027,676

 700,500

 Soho China, Ltd.

 435,384

 $

 1,463,060

 Real Estate Operating Companies - 1.8%

 177,320

 BR Malls Participacoes SA *

 $

 1,773,906

 Total Real Estate

 $

 3,236,966

 Software & Services - 1.3%

 Data Processing & Outsourced Services - 0.8%

 55,006

 Redecard SA *

 $

 739,255

 IT Consulting & Other Services - 0.5%

 25,898

 Tata Consultancy Services, Ltd.

 $

 535,342

 Total Software & Services

 $

 1,274,597

 Technology Hardware & Equipment - 2.4%

 Electronic Components - 2.4%

 1,123,000

 E Ink Holdings, Inc. *

 $

 2,329,647

 Total Technology Hardware & Equipment

 $

 2,329,647

 Semiconductors - 3.4%

 Semiconductors - 3.4%

 1,810

 Samsung Electronics Co., Ltd. *

 $

 1,264,655

 186,130

 Taiwan Semiconductor Manufacturing Co. (A.D.R.)

 2,127,466

 $

 3,392,121

 Total Semiconductors

 $

 3,392,121

 Telecommunication Services - 13.9%

 Integrated Telecommunication Services - 3.2%

 670,000

 Chunghwa Telecom Co., Ltd.

 $

 2,230,249

 37,744

 Telesp Participacoes SA (A.D.R.) *

 998,329

 $

 3,228,578

 Wireless Telecommunication Services - 10.7%

 548,500

 China Mobile Ltd.

 $

 5,350,906

 15,810

 Millicom International Cellular SA *

 1,590,060

 42,881

 Tim Participacoes SA *

 1,010,276

 232,654

 Vodacom Group Ltd.

 2,597,193

 $

 10,548,435

 Total Telecommunication Services

 $

 13,777,013

 Utilities - 6.2%

 Electric Utilities - 4.5%

 47,137

 Cemig SA Sponsored (A.D.R.) * (b)

 $

 698,570

 268,500

 CLP Holdings Ltd.

 2,409,280

 181,500

 Hongkong Electric Holdings Ltd.

 1,381,204

 $

 4,489,054

 Water Utilities - 1.6%

 2,638,000

 Guangdong Investment, Ltd.

 $

 1,640,309

 Total Utilities

 $

 6,129,363

 TOTAL COMMON STOCKS

 (Cost  $85,668,545)

 $

 81,121,139

 Rights/Warrants - 0.0%

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 136

 Hypermarca SA Warrants *

 $

 76,040

 Total Household & Personal Products

 (Cost  $79,825)

 $

 76,040

 Principal

 TEMPORARY CASH INVESTMENTS - 2.9%

  Value

 Amount ($)

 Securities Lending Collateral  - 2.9% (c)

 Certificates of Deposit:

 66,623

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 66,647

 66,643

 Bank of Montreal Chicago, 0.38%, 9/26/12

 66,647

 66,617

 Bank of Nova Scotia, 0.32%, 10/11/12

 66,647

 16,672

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 16,677

 83,265

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 83,309

 83,263

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 83,304

 74,934

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 74,978

 41,631

 National Australia Bank NY, 0.27%, 10/19/11

 41,654

 58,310

 National Australia Bank NY, 0.31%, 1/9/12

 58,316

 91,629

 RaboBank nederland, 0.32%, 4/2/12

 91,650

 41,642

 Royal Bank of Canada NY, 0.48%, 10/1/12

 41,655

 83,224

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 83,311

 33,298

 Wachovia Corp., 0.38%, 10/15/11

 33,325

 24,995

 Wachovia Corp., 0.48%, 3/1/12

 25,005

 83,290

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 83,309

 $

 916,434

 Commercial Paper:

 33,302

 American Honda Finance, 0.30%, 1/11/12

 $

 33,324

 19,926

 Chariot Funding LLC, 0.16%, 10/17/11

 19,926

 66,646

 Chariot Funding LLC, 0.16%, 10/5/11

 66,646

 58,312

 Chariot Funding LLC, 0.15%,  10/19/11

 58,312

 26,644

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 26,644

 50,764

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 50,764

 41,652

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 41,652

 83,307

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 83,307

 38,232

 Federal Farm Credit, 0.18%, 8/20/12

 38,240

 59,932

 General Electric Capital Corp., 0.37%, 4/10/12

 59,982

 8,319

 General Electric Capital Corp., 0.42%, 7/27/12

 8,325

 9,162

 General Electric Capital Corp., 0.48%, 11/21/11

 9,167

 41,654

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 41,654

 74,947

 Nestle Capital Corp., 0.19%, 12/20/11

 74,947

 66,595

 Nordea NA, 0.28%, 1/9/12

 66,595

 53,412

 Old Line Funding LLC, 0.17%, 10/5/11

 53,412

 24,992

 Old Line Funding LLC, 0.17%, 10/7/11

 24,992

 66,639

 Procter & Gamble, 0.14%, 11/3/11

 66,639

 41,624

 Royal Bank of Canada, 0.30%, 10/1/12

 41,655

 49,981

 Sanofi Aventis SA, 0.17%, 10/20/11

 49,981

 18,503

 Straight-a Funding LLC, 0.19%, 12/9/2011

 18,503

 83,289

 Svenska HandelsBanken, 0.38%, 6/29/12

 83,309

 44,675

 Thunderbay Funding LLC, 0.17%, 10/12/11

 44,675

 33,371

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 33,371

 16,654

 Thunderbay Funding LLC, 0.22%,  12/13/11

 16,654

 33,310

 Thunderbay Funding LLC, 0.22%,12/5/11

 33,310

 41,651

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 41,651

 41,638

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 41,638

 16,656

 Wells Fargo & Co., 0.34%, 1/24/12

 16,667

 $

 1,245,942

 Tri-party Repurchase Agreements:

 83,309

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $83,309 plus accrued interest on 10/3/11 collateralized by

 the following:

 $16,425 U.S. Treasury Bond, 5.0%, 5/15/37

 $68,550 U.S. Treasury Note, 1.75%, 5/31/16

 $

 83,309

 334,063

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $334,063 plus accrued interest on 10/3/11 collateralized by $340,752

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 334,063

 33,324

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $33,324 plus accrued interest on 10/3/11 collateralized by $33,990

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 33,324

 $

 450,696

 Shares

 Money Market Mutual Funds:

 124,964

 Dreyfus Preferred Money Market Fund

 $

 124,964

 124,964

 Fidelity Prime Money Market Fund

 124,964

 $

 249,928

 Total Securities Lending Collateral

 $

 2,863,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $2,863,000)

 $

 2,863,000

 TOTAL INVESTMENT IN SECURITIES - 94.0%

 (Cost  $93,045,672) (a)

 $

 92,908,848

 OTHER ASSETS AND LIABILITIES  - 6.0%

 $

 5,912,201

 TOTAL NET ASSETS - 100.0%

 $

 98,821,049

 (A.D.R.)

 American Depositary Receipt

 (G.D.R.)

 Global Depositary Receipt

 *

 Non-income producing security.

 (a)

 At September 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $95,257,052 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 (1,112,336)

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,235,868)

 Net unrealized gain

 $

 (2,348,204)

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Security

 Value

           45,000

 Cemig SA Sponsored (A.D.R.) *

 $

 667,800

         883,000

 China Minsheng Banking Corp., Ltd. *

 486,149

         358,000

 China Overseas Land & Investment, Ltd.

 462,202

           44,000

 Petrominerales Ltd.

 871,916

 Total

 $

 2,488,067

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

 Brazil

 16.5%

 Hong Kong

 11.9%

 South Korea

 11.1%

 Taiwan

 9.6%

 India

 9.6%

 South Africa

 6.2%

 Indonesia

 5.8%

 Russia

 5.8%

 People's Republic of China

 4.9%

 Malaysia

 3.3%

 Thailand

 2.7%

 Poland

 2.7%

 Canada

 1.7%

 Turkey

 1.7%

 Macau

 1.5%

 Chile

 1.5%

 United States

 1.2%

 Colombia

 1.0%

 Other (individually less than 1.0%)

 1.3%

 100.0%

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Portfolio's assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
7,375,552

$
1,473,117

$
-

$
8,848,669

 Common Stocks

16,375,217

64,821,962

-

81,197,179

 Rights/Warrants

-

-

-

-

 Temporary Cash Investments

-

2,613,072

-

2,613,072

 Money Market Mutual Funds

249,928

-

-

249,928

 Total

$
24,000,697

$
68,908,151

$
-

$
92,908,848

 Other Financial Instruments*

$
-

$
202

$
-

$
202

 *Other financial instruments include foreign exchange contracts.

 Pioneer Real Estate Shares VCT Portfolio

 Schedule of Investments  9/30/11

 Shares

 Value

 COMMON STOCKS - 98.0%

 Consumer Services - 2.4%

 Hotels, Resorts & Cruise Lines - 2.4%

 24,500

 Pebblebrook Hotel Trust

 $

 383,425

 15,400

 Starwood Hotels & Resorts World Wide, Inc.

 597,828

 $

 981,253

 Total Consumer Services

 $

 981,253

 Real Estate - 95.6%

 Diversified Real Estate Investment Trust - 8.5%

 19,154

 American Assets Trust, Inc.

 $

 343,814

 28,800

 Liberty Property Trust (b)

 838,368

 34,600

 Retail Opportunity Investment Corp. (b)

 383,368

 26,500

 Vornado Realty Trust

 1,977,430

 $

 3,542,980

 Industrial Real Estate Investment Trust - 7.7%

 46,300

 DCT Industrial Trust Inc.

 $

 203,257

 40,000

 Dupont Fabros Technology, Inc. (b)

 787,600

 46,400

 First Potomac Realty Trust

 578,608

 67,500

 ProLogis, Inc.

 1,636,875

 $

 3,206,340

 Office Real Estate Investment Trust - 12.9%

 12,900

 Alexandria Real Estate Equities, Inc.

 $

 791,931

 45,300

 BioMed Property Trust, Inc.

 750,621

 24,300

 Boston Properties, Inc. (b)

 2,165,130

 10,300

 Coresite Realty Corp.

 147,805

 6,500

 Corporate Office Properties Trust

 141,570

 33,700

 Kilroy Realty Corp.

 1,054,810

 19,500

 Piedmont Office Realty Trust, Inc. (b)

 315,315

 $

 5,367,182

 Real Estate Operating Companies - 1.3%

 24,600

 Brookfield Office Properties, Inc.

 $

 338,742

 18,800

 Forest City Enterprises, Inc. *

 200,408

 $

 539,150

 Residential Real Estate Investment Trust - 18.5%

 14,000

 American Campus Communities, Inc.

 $

 520,940

 18,300

 AvalonBay Communities, Inc. *

 2,087,115

 16,600

 Camden Property Trust *

 917,316

 23,400

 Campus Crest Communities, Inc.

 254,592

 9,100

 Equity Lifestyle Properties, Inc.

 570,570

 57,900

 Equity Residential Property Trust

 3,003,273

 3,000

 Essex Property Trust, Inc. (b)

 360,120

 $

 7,713,926

 Retail Real Estate Investment Trust - 22.5%

 59,800

 DDR Corp. (b)

 $

 651,820

 15,300

 Federal Realty Investment Trust

 1,260,873

 76,400

 Kite Realty Group Trust

 279,624

 13,500

 National Retail Properties Corp. (b)

 362,745

 29,600

 Ramco-Gershenson Properties Trust

 242,720

 26,900

 Regency Centers Corp. (b)

 950,377

 37,500

 Simon Property Group

 4,124,250

 34,600

 The Macerich Co. (b)

 1,474,998

 $

 9,347,407

 Specialized Real Estate Investment Trust - 24.2%

 19,600

 Entertainment Properties Trust (b)

 $

 764,008

 43,800

 Extra Space Storage, Inc.

 815,994

 54,200

 HCP, Inc.

 1,900,252

 8,900

 HealthCare REIT, Inc. (b)

 416,520

 97,800

 Host Hotels & Resorts, Inc.

 1,069,932

 41,000

 Omega Healthcare Investors, Inc.

 653,130

 20,500

 Public Storage, Inc.

 2,282,675

 25,300

 RLJ Lodging Trust

 323,081

 37,500

 Ventas, Inc. *

 1,852,500

 $

 10,078,092

 Total Real Estate

 $

 39,795,077

 TOTAL COMMON STOCKS

 (Cost  $23,937,814)

 $

 40,776,330

 Principal

 TEMPORARY CASH INVESTMENTS - 17.8%

  Value

 Amount ($)

 Securities Lending Collateral  - 17.8% (c)

 Certificates of Deposit:

 172,680

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 172,743

 172,734

 Bank of Montreal Chicago, 0.38%, 9/26/12

 172,743

 172,665

 Bank of Nova Scotia, 0.32%, 10/11/12

 172,743

 43,213

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 43,225

 215,814

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 215,929

 215,809

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 215,916

 194,223

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 194,336

 107,904

 National Australia Bank NY, 0.27%, 10/19/11

 107,964

 151,134

 National Australia Bank NY, 0.31%, 1/9/12

 151,150

 237,492

 RaboBank nederland, 0.32%, 4/2/12

 237,547

 107,932

 Royal Bank of Canada NY, 0.48%, 10/1/12

 107,965

 215,708

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 215,934

 86,303

 Wachovia Corp., 0.38%, 10/15/11

 86,374

 64,784

 Wachovia Corp., 0.48%, 3/1/12

 64,810

 215,879

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 215,929

 $

 2,375,308

 Commercial Paper:

 86,314

 American Honda Finance, 0.30%, 1/11/12

 $

 86,372

 51,647

 Chariot Funding LLC, 0.16%, 10/17/11

 51,647

 172,740

 Chariot Funding LLC, 0.16%, 10/5/11

 172,740

 151,139

 Chariot Funding LLC, 0.15%,  10/19/11

 151,139

 69,058

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 69,058

 131,574

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 131,574

 107,959

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 107,959

 215,923

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 215,923

 99,094

 Federal Farm Credit, 0.18%, 8/20/12

 99,115

 155,338

 General Electric Capital Corp., 0.37%, 4/10/12

 155,468

 21,561

 General Electric Capital Corp., 0.42%, 7/27/12

 21,578

 23,746

 General Electric Capital Corp., 0.48%, 11/21/11

 23,759

 107,963

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 107,963

 194,254

 Nestle Capital Corp., 0.19%, 12/20/11

 194,254

 172,609

 Nordea NA, 0.28%, 1/9/12

 172,609

 138,438

 Old Line Funding LLC, 0.17%, 10/5/11

 138,438

 64,777

 Old Line Funding LLC, 0.17%, 10/7/11

 64,777

 172,721

 Procter & Gamble, 0.14%, 11/3/11

 172,721

 107,883

 Royal Bank of Canada, 0.30%, 10/1/12

 107,965

 129,546

 Sanofi Aventis SA, 0.17%, 10/20/11

 129,546

 47,958

 Straight-a Funding LLC, 0.19%, 12/9/2011

 47,958

 215,877

 Svenska HandelsBanken, 0.38%, 6/29/12

 215,929

 115,792

 Thunderbay Funding LLC, 0.17%, 10/12/11

 115,792

 86,495

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 86,495

 43,167

 Thunderbay Funding LLC, 0.22%,  12/13/11

 43,167

 86,337

 Thunderbay Funding LLC, 0.22%,12/5/11

 86,337

 107,954

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 107,954

 107,922

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 107,922

 43,171

 Wells Fargo & Co., 0.34%, 1/24/12

 43,199

 $

 3,229,358

 Tri-party Repurchase Agreements:

 215,929

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $215,929 plus accrued interest on 10/3/11 collateralized by the following:

 $42,573 U.S. Treasury Bond, 5.0%, 5/15/37

 $177,675 U.S. Treasury Note, 1.75%, 5/31/16

 $

 215,929

 865,858

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $865,858 plus accrued interest on 10/3/11 collateralized by $883,196

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 865,858

 86,372

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $86,372 plus accrued interest on 10/3/11 collateralized by $88,099

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 86,372

 $

 1,168,159

 Shares

 Money Market Mutual Funds:

 323,894

 Dreyfus Preferred Money Market Fund

 $

 323,894

 323,894

 Fidelity Prime Money Market Fund

 323,894

 $

 647,788

 Total Securities Lending Collateral

 $

 7,420,613

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $7,420,613)

 $

 7,420,613

 TOTAL INVESTMENT IN SECURITIES - 115.8%

 (Cost  $31,358,427) (a)

 $

 48,196,943

 OTHER ASSETS AND LIABILITIES - (15.8) %

 $

 (6,567,638)

 TOTAL NET ASSETS - 100.0%

 $

 41,629,305

 *

 Non-income producing security.

 (a)

 At September 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $32,812,015 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 16,872,988

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,488,060)

 Net unrealized gain

 $

 15,384,928

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Description

 Value

           14,800

 Boston Properties, Inc.

 $

                 1,318,680

           54,000

 DDR Corp.

                    588,600

           39,591

 Dupont Fabros Technology, Inc.

                    779,547

             5,000

 Entertainment Properties Trust

                    194,900

                300

 Essex Property Trust, Inc.

                      36,012

             8,500

 HealthCare REIT, Inc.

                    397,800

           28,500

 Liberty Property Trust

                    829,635

           33,700

 The Macerich Co.

                 1,436,361

           14,200

 National Retail Properties Corp.

                    381,554

           17,500

 Piedmont Office Realty Trust, Inc.

                    282,975

           14,600

 Regency Centers Corp.

                    515,818

           34,200

 Retail Opportunity Investment Corp.

                    378,936

 Total

 $

                 7,140,818

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Portfolio’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
40,776,330

$
-

$
-

$
40,776,330

 Temporary Cash Investments

-

6,772,825

-

6,772,825

 Money Market Mutual Funds

647,788

-

-

647,788

 Total

$
41,424,118

$
6,772,825

$
-

$
48,196,943

 Pioneer Growth Opportunities VCT

 Schedule of Investments  9/30/11

 Shares

 Value

 COMMON STOCKS - 96.1%

 Energy - 5.8%

 Oil & Gas Exploration & Production - 4.9%

 72,500

 Brigham Exploration Co *

 $

 1,831,350

 23,200

 Cabot Oil & Gas Corp.

 1,436,312

 64,200

 Energy XXI Bermuda Ltd. * (b)

 1,377,090

 150,400

 GMX Resources, Inc. (b)

 341,408

 136,700

 Triangle Petroleum Corp. *

 490,753

 $

 5,476,913

 Oil & Gas Refining & Marketing - 0.9%

 50,400

 CVR Energy, Inc. *

 $

 1,065,456

 Total Energy

 $

 6,542,369

 Materials - 0.9%

 Specialty Chemicals - 0.9%

 29,100

 W.R. Grace & Co. *

 $

 969,030

 Total Materials

 $

 969,030

 Capital Goods - 11.0%

 Aerospace & Defense - 6.7%

 49,700

 DigitalGlobe, Inc. *

 $

 965,671

 70,100

 Hexcel Corp. *

 1,553,416

 106,600

 Keyw Holding Corp. *

 757,926

 142,259

 Orbital Sciences Corp. *

 1,820,915

 59,600

 Spirit Aerosystems Holdings, Inc. *

 950,620

 16,778

 TransDigm Group, Inc. *

 1,370,259

 $

 7,418,807

 Construction & Engineering - 1.7%

 38,600

 KBR Inc.

 $

 912,118

 57,815

 MYR Group, Inc. *

 1,019,857

 $

 1,931,975

 Electrical Component & Equipment - 1.7%

 33,100

 Polypore International, Inc. * (b)

 $

 1,870,812

 Industrial Machinery - 0.9%

 24,600

 Chart Industries, Inc. *

 $

 1,037,382

 Total Capital Goods

 $

 12,258,976

 Commercial Services & Supplies - 5.1%

 Diversified Support Services - 0.9%

 26,552

 Copart, Inc. *

 $

 1,038,714

 Human Resource & Employment Services - 1.1%

 175,904

 On Assignment, Inc. *

 $

 1,243,641

 Research & Consulting Services - 3.1%

 31,600

 Acacia Research Corp. *

 $

 1,137,284

 18,406

 CoStar Group, Inc. * (b)

 956,560

 64,025

 RPX Corp. *

 1,325,958

 $

 3,419,802

 Total Commercial Services & Supplies

 $

 5,702,157

 Transportation - 1.5%

 Airlines - 1.5%

 36,000

 Allegiant Travel Co. * (b)

 $

 1,696,680

 Total Transportation

 $

 1,696,680

 Consumer Durables & Apparel - 5.9%

 Apparel, Accessories & Luxury Goods - 2.7%

 36,588

 Carter's, Inc. *

 $

 1,117,398

 41,400

 G-III Apparel Group, Ltd. *

 946,404

 21,300

 The Warnaco Group, Inc. *

 981,717

 $

 3,045,519

 Footwear - 1.1%

 12,300

 Deckers Outdoor Corp. *

 $

 1,147,098

 Household Appliances - 0.5%

 17,100

 SodaStream International * (b)

 $

 565,155

 Housewares & Specialties - 1.1%

 22,600

 Tupperware Brands Corp.

 $

 1,214,524

 Leisure Products - 0.5%

 173,800

 Leapfrog Enterprises, Inc. *

 $

 585,706

 Total Consumer Durables & Apparel

 $

 6,558,002

 Consumer Services - 2.7%

 Casinos & Gaming - 0.9%

 143,300

 Scientific Games Corp. *

 $

 1,020,296

 Education Services - 1.1%

 76,700

 Grand Canyon Education, Inc. *

 $

 1,238,705

 Restaurants - 0.7%

 29,600

 PF Chang's China Bistro Inc. (b)

 $

 806,304

 Total Consumer Services

 $

 3,065,305

 Media - 1.8%

 Movies & Entertainment - 1.8%

 109,061

 Cinemark Holdings, Inc.

 $

 2,059,072

 Total Media

 $

 2,059,072

 Retailing - 4.4%

 Apparel Retail - 3.1%

 68,200

 Citi Trends, Inc. *

 $

 802,714

 68,400

 Express, Inc. *

 1,387,836

 120,000

 Hot Topic, Inc.

 915,600

 14,500

 Urban Outfitters, Inc. * (b)

 323,640

 $

 3,429,790

 Automotive Retail - 0.8%

 28,550

 Monro Muffler Brake, Inc. (b)

 $

 941,294

 Specialty Stores - 0.5%

 26,838

 Teavana Holdings, Inc. * (b)

 $

 545,885

 Total Retailing

 $

 4,916,969

 Food Beverage & Tobacco - 1.2%

 Packaged Foods & Meats - 0.7%

 8,500

 Green Mountain Coffee Roasters, Inc. * (b)

 $

 789,990

 Soft Drinks - 0.5%

 97,288

 Primo Water Corp. *

 $

 548,704

 Total Food Beverage & Tobacco

 $

 1,338,694

 Health Care Equipment & Services - 16.3%

 Health Care Equipment - 8.0%

 103,830

 Abiomed, Inc. *

 $

 1,145,245

 32,380

 ArthroCare Corp. *

 931,573

 77,412

 Conceptus, Inc. * (b)

 810,504

 100,224

 DexCom, Inc. * (b)

 1,202,688

 24,985

 HeartWare International, Inc. *

 1,609,284

 78,000

 Insulet Corp. * (b)

 1,190,280

 25,400

 MAKO Surgical Corp. * (b)

 869,188

 52,100

 Masimo Corp.

 1,127,965

 $

 8,886,727

 Health Care Services - 4.3%

 18,375

 Air Methods Corp. *

 $

 1,169,936

 33,600

 Catalyst Health Solutions Inc. *

 1,938,384

 58,893

 ExamWorks Group, Inc. *

 599,531

 31,139

 IPC The Hospitalist Co., Inc. * (b)

 1,111,351

 $

 4,819,202

 Health Care Supplies - 2.6%

 24,200

 Haemonetics Corp. *

 $

 1,415,216

 91,500

 Quidel Corp. * (b)

 1,497,855

 $

 2,913,071

 Health Care Technology - 1.4%

 52,400

 WebMD Health Corp. *

 $

 1,579,860

 Total Health Care Equipment & Services

 $

 18,198,860

 Pharmaceuticals & Biotechnology - 8.5%

 Biotechnology - 6.0%

 40,900

 Alkermes, Inc. *

 $

 624,134

 134,700

 Amarin Corp Plc *

 1,239,240

 103,700

 Cubist Pharmaceuticals, Inc. *

 3,662,684

 26,600

 Ironwood Pharmaceuticals, Inc. *

 287,280

 132,000

 NPS Pharmaceuticals, Inc. *

 859,320

 $

 6,672,658

 Pharmaceuticals - 2.5%

 38,100

 Optimer Pharmaceuticals, Inc. *

 $

 527,304

 51,800

 Salix Pharmaceuticals, Ltd. *

 1,533,280

 40,800

 ViroPharma, Inc. *

 737,256

 $

 2,797,840

 Total Pharmaceuticals & Biotechnology

 $

 9,470,498

 Banks - 1.3%

 Regional Banks - 1.3%

 111,000

 CapitalSource, Inc.

 $

 681,540

 16,900

 Signature Bank Corp. *

 806,637

 $

 1,488,177

 Total Banks

 $

 1,488,177

 Diversified Financials - 2.2%

 Consumer Finance - 1.3%

 51,257

 Ezcorp, Inc. *

 $

 1,462,875

 Specialized Finance - 0.9%

 34,000

 MSCI, Inc. *

 $

 1,031,220

 Total Diversified Financials

 $

 2,494,095

 Real Estate - 0.6%

 Mortgage Reit's - 0.6%

 70,000

 CreXus Investment Corp.

 $

 621,600

 Total Real Estate

 $

 621,600

 Software & Services - 15.3%

 Application Software - 6.2%

 71,866

 Aspen Technology, Inc. *

 $

 1,097,394

 21,968

 Solera Holdings, Inc.

 1,109,384

 76,600

 SS&C Technologies Holdings, Inc. *

 1,094,614

 48,700

 SuccessFactors, Inc. * (b)

 1,119,613

 114,121

 Tangoe, Inc. *

 1,290,709

 24,867

 The Ultimate Software Group, Inc. * (b)

 1,161,786

 $

 6,873,500

 Data Processing & Outsourced Services - 1.9%

 18,600

 Global Payments, Inc.

 $

 751,254

 32,575

 Syntel, Inc.

 1,406,914

 $

 2,158,168

 Internet Software & Services - 0.7%

 47,072

 Vocus, Inc. * (b)

 $

 788,927

 It Consulting & Other Services - 3.6%

 35,600

 Gartner Group, Inc. *

 $

 1,241,372

 110,700

 InterXion Holding NV *

 1,307,367

 51,000

 Sapient Corp.

 517,140

 70,600

 Virtusa Corp. *

 931,920

 $

 3,997,799

 Systems Software - 2.9%

 157,713

 DemandTec, Inc. *

 $

 1,031,443

 67,260

 Fortinet, Inc. *

 1,129,968

 41,200

 Sourcefire, Inc. * (b)

 1,102,512

 $

 3,263,923

 Total Software & Services

 $

 17,082,317

 Technology Hardware & Equipment - 4.2%

 Communications Equipment - 2.4%

 60,600

 Finisar Corp. * (b)

 $

 1,062,924

 35,300

 Riverbed Technogoly, Inc. *

 704,588

 191,800

 ShoreTel, Inc. *

 955,164

 $

 2,722,676

 Computer Storage & Peripherals - 0.7%

 155,182

 OCZ Technology Group, Inc. * (b)

 $

 752,633

 Technology Distributors - 1.1%

 48,834

 Synnex Corp. *

 $

 1,279,451

 Total Technology Hardware & Equipment

 $

 4,754,760

 Semiconductors - 6.5%

 Semiconductor Equipment - 0.7%

 58,677

 Nanometrics, Inc. *

 $

 850,817

 Semiconductors - 5.8%

 248,000

 Entropic Communications, Inc. * (b)

 $

 1,024,240

 17,044

 Hittite Microwave Corp. *

 830,043

 151,200

 Integrated Device Tech, Inc. *

 778,680

 205,900

 Lattice Semiconductor Corp. *

 1,080,975

 34,431

 Netlogic Microsystems, Inc. *

 1,656,475

 182,800

 PMC - Sierra, Inc. *

 1,093,144

 $

 6,463,557

 Total Semiconductors

 $

 7,314,374

 Telecommunication Services - 0.9%

 Integrated Telecommunication Services - 0.9%

 139,500

 Cbeyond, Inc. *

 $

 984,870

 Total Telecommunication Services

 $

 984,870

 TOTAL COMMON STOCKS

 (Cost  $102,817,472)

 $

 107,516,805

 Principal

 Amount ($)

  Value

 Securities Lending Collateral  - x.x % (c)

 Certificates of Deposit:

 343,441

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 343,566

 343,548

 Bank of Montreal Chicago, 0.38%, 9/26/12

 343,566

 343,411

 Bank of Nova Scotia, 0.32%, 10/11/12

 343,566

 85,946

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 85,970

 429,229

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 429,457

 429,218

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 429,431

 386,286

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 386,511

 214,609

 National Australia Bank NY, 0.27%, 10/19/11

 214,728

 300,589

 National Australia Bank NY, 0.31%, 1/9/12

 300,620

 472,343

 RaboBank nederland, 0.32%, 4/2/12

 472,453

 214,661

 Royal Bank of Canada NY, 0.48%, 10/1/12

 214,728

 429,017

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 429,466

 171,647

 Wachovia Corp., 0.38%, 10/15/11

 171,788

 128,848

 Wachovia Corp., 0.48%, 3/1/12

 128,899

 429,357

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 429,457

 $

 4,724,206

 Commercial Paper:

 171,667

 American Honda Finance, 0.30%, 1/11/12

 $

 171,783

 102,719

 Chariot Funding LLC, 0.16%, 10/17/11

 102,719

 343,559

 Chariot Funding LLC, 0.16%, 10/5/11

 343,559

 300,597

 Chariot Funding LLC, 0.15%,  10/19/11

 300,597

 137,347

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 137,347

 261,686

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 261,686

 214,717

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 214,717

 429,445

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 429,445

 197,084

 Federal Farm Credit, 0.18%, 8/20/12

 197,127

 308,949

 General Electric Capital Corp., 0.37%, 4/10/12

 309,207

 42,883

 General Electric Capital Corp., 0.42%, 7/27/12

 42,916

 47,228

 General Electric Capital Corp., 0.48%, 11/21/11

 47,253

 214,726

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 214,726

 386,348

 Nestle Capital Corp., 0.19%, 12/20/11

 386,348

 343,298

 Nordea NA, 0.28%, 1/9/12

 343,298

 275,337

 Old Line Funding LLC, 0.17%, 10/5/11

 275,337

 128,833

 Old Line Funding LLC, 0.17%, 10/7/11

 128,833

 343,521

 Procter & Gamble, 0.14%, 11/3/11

 343,521

 214,566

 Royal Bank of Canada, 0.30%, 10/1/12

 214,728

 257,651

 Sanofi Aventis SA, 0.17%, 10/20/11

 257,651

 95,382

 Straight-a Funding LLC, 0.19%, 12/9/2011

 95,382

 429,354

 Svenska HandelsBanken, 0.38%, 6/29/12

 429,457

 230,297

 Thunderbay Funding LLC, 0.17%, 10/12/11

 230,297

 172,028

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 172,028

 85,853

 Thunderbay Funding LLC, 0.22%,  12/13/11

 85,853

 171,715

 Thunderbay Funding LLC, 0.22%,12/5/11

 171,715

 214,708

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 214,708

 214,645

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 214,645

 85,864

 Wells Fargo & Co., 0.34%, 1/24/12

 85,920

 $

 6,422,803

 Tri-party Repurchase Agreements:

 429,457

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $429,457 plus accrued interest on 10/3/11 collateralized by the following:

 $84,673 U.S. Treasury Bond, 5.0%, 5/15/37

 $353,374 U.S. Treasury Note, 1.75%, 5/31/16

 $

 429,457

 1,722,088

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $1,722,088 plus accrued interest on 10/3/11 collateralized by $1,756,571

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 1,722,088

 171,783

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $171,783 plus accrued interest on 10/3/11 collateralized by $175,218

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 171,783

 $

 2,323,328

 Shares

 Money Market Mutual Funds:

 644,185

 Dreyfus Preferred Money Market Fund

 $

 644,185

 644,185

 Fidelity Prime Money Market Fund

 644,185

 $

 1,288,370

 Total Securities Lending Collateral

 $

 14,758,707

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $14,758,706)

 $

 14,758,707

 TOTAL INVESTMENT IN SECURITIES - 109.3%

 (Cost  $117,576,178) (a)

 $

 122,275,512

 OTHER ASSETS AND LIABILITIES - (9.3) %

 $

 (10,388,757)

 TOTAL NET ASSETS - 100.0%

 $

 111,886,755

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At September 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $119,493,849 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 7,125,109

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (4,343,447)

 Net unrealized gain

 $

 2,781,662

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Description

 Value

           22,700

 Allegiant Travel Co. *

 $

                    1,069,851

             2,100

 Conceptus, Inc. *

                         21,987

             3,900

 CoStar Group, Inc. *

                       202,683

             6,000

 DexCom, Inc. *

                         72,000

           24,500

 Energy XXI Bermuda Ltd. *

                       525,525

         245,500

 Entropic Communications, Inc. *

                    1,013,915

           34,400

 Finisar Corp. *

                       603,376

         148,800

 GMX Resources, Inc.

                       337,776

             6,115

 Green Mountain Coffee Roasters, Inc. *

                       568,328

           77,200

 Insulet Corp. *

                    1,178,072

                500

 IPC The Hospitalist Co., Inc. *

                         17,845

           20,371

 MAKO Surgical Corp. *

                       697,096

           22,400

 Monro Muffler Brake, Inc.

                       738,528

           23,500

 OCZ Technology Group, Inc. *

                       113,975

           28,100

 PF Chang's China Bistro Inc.

                       765,444

           18,700

 Polypore International, Inc. *

                    1,056,924

           65,000

 Quidel Corp. *

                    1,064,050

           16,600

 SodaStream International *

                       548,630

           40,700

 Sourcefire, Inc. *

                    1,089,132

             1,300

 SuccessFactors, Inc. *

                         29,887

           26,500

 Teavana Holdings, Inc. *

                       539,010

                500

 The Ultimate Software Group, Inc. *

                         23,360

           10,000

 Urban Outfitters, Inc. *

                       223,200

             4,000

 Vocus, Inc. *

                         67,040

 Total

 $

                  12,567,634

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Portfolio’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $            107,516,805

  $                  -

  $         -

  $ 107,516,805

 Temporary Cash Investments

                                   -

     13,470,337

             -

       13,470,337

 Money Market Mutual Funds

                    1,288,370

                      -

             -

         1,288,370

 Total

  $            108,805,175

  $ 13,470,337

  $         -

  $ 122,275,512

 Pioneer Mid-Cap Value VCT Portfolio

 Schedule of Investments  9/30/11

 Shares

 Value

 COMMON STOCKS - 96.0%

 Energy - 5.7%

 Integrated Oil & Gas - 1.8%

 58,900

 Murphy Oil Corp.

 $

 2,601,024

 76,701

 QEP Resources, Inc.

 2,076,296

 $

 4,677,320

 Oil & Gas Drilling - 1.4%

 51,300

 Ensco Plc

 $

 2,074,059

 119,380

 Nabors Industries, Inc. *

 1,463,599

 $

 3,537,658

 Oil & Gas Exploration & Production - 2.0%

 37,335

 Devon Energy Corp.

 $

 2,069,852

 46,090

 Noble Affiliates, Inc.

 3,263,172

 $

 5,333,024

 Oil & Gas Refining & Marketing - 0.5%

 70,945

 Valero Energy Corp.

 $

 1,261,402

 Total Energy

 $

 14,809,404

 Materials - 3.0%

 Diversified Chemical - 0.7%

 26,430

 PPG Industries, Inc.

 $

 1,867,544

 Metal & Glass Containers - 0.4%

 61,590

 Owens-Illinois, Inc. *

 $

 931,241

 Specialty Chemicals - 1.9%

 100,000

 Ecolab, Inc. (b)

 $

 4,889,000

 Total Materials

 $

 7,687,785

 Capital Goods - 5.6%

 Aerospace & Defense - 0.6%

 25,145

 L-3 Communications Holdings, Inc.

 $

 1,558,236

 Construction & Engineering - 1.0%

 54,800

 Fluor Corp.

 $

 2,550,940

 Industrial Machinery - 4.0%

 59,850

 Crane Co.

 $

 2,136,047

 72,302

 Ingersoll-Rand Plc.

 2,030,963

 49,230

 Snap-On Inc.

 2,185,812

 51,015

 SPX Corp.

 2,311,490

 35,400

 Stanley Black & Decker, Inc. *

 1,738,140

 $

 10,402,452

 Total Capital Goods

 $

 14,511,628

 Commercial Services & Supplies - 3.6%

 Environmental & Facilities Services - 2.1%

 196,200

 Republic Services, Inc.

 $

 5,505,372

 Human Resource & Employment Services - 1.5%

 64,300

 Towers Watson & Co.

 $

 3,843,854

 Total Commercial Services & Supplies

 $

 9,349,226

 Transportation - 1.4%

 Airlines - 1.4%

 444,500

 Southwest Airlines Co.

 $

 3,573,780

 Total Transportation

 $

 3,573,780

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.9%

 52,800

 Lear Corp.

 $

 2,265,120

 Total Automobiles & Components

 $

 2,265,120

 Consumer Durables & Apparel - 2.2%

 Homebuilding - 1.1%

 193,175

 Toll Brothers, Inc. *

 $

 2,787,515

 Household Appliances - 1.1%

 59,400

 Whirlpool Corp.

 $

 2,964,654

 Total Consumer Durables & Apparel

 $

 5,752,169

 Consumer Services - 1.3%

 Hotels, Resorts & Cruise Lines - 1.3%

 121,450

 Wyndham Worldwide Corp.

 $

 3,462,540

 Total Consumer Services

 $

 3,462,540

 Media - 0.6%

 Broadcasting - 0.6%

 77,000

 CBS Corp. (Class B)

 $

 1,569,260

 Total Media

 $

 1,569,260

 Retailing - 2.9%

 Department Stores - 1.5%

 78,500

 Kohl's Corp.

 $

 3,854,350

 Specialty Stores - 1.4%

 265,300

 Staples Inc.

 $

 3,528,490

 Total Retailing

 $

 7,382,840

 Food & Drug Retailing - 1.0%

 Drug Retail - 1.0%

 74,900

 CVS/Caremark Corp.

 $

 2,515,142

 Total Food & Drug Retailing

 $

 2,515,142

 Food Beverage & Tobacco - 5.9%

 Distillers & Vintners - 1.5%

 216,135

 Constellation Brands, Inc. *

 $

 3,890,430

 Packaged Foods & Meats - 4.4%

 101,300

 Campbell Soup Co. (b)

 $

 3,279,081

 103,400

 ConAgra, Inc.

 2,504,348

 150,210

 Sara Lee Corp.

 2,455,934

 44,215

 The J.M. Smucker Co.

 3,222,831

 $

 11,462,194

 Total Food Beverage & Tobacco

 $

 15,352,624

 Household & Personal Products - 1.3%

 Household Products - 1.3%

 78,600

 Church & Dwight Co., Inc.

 $

 3,474,120

 Total Household & Personal Products

 $

 3,474,120

 Health Care Equipment & Services - 8.2%

 Health Care Equipment - 2.8%

 54,200

 Baxter International, Inc.

 $

 3,042,788

 80,400

 Zimmer Holdings, Inc. *

 4,301,400

 $

 7,344,188

 Health Care Facilities - 1.1%

 674,900

 Tenet Healthcare Corp. *

 $

 2,787,337

 Managed Health Care - 4.3%

 62,873

 AETNA, Inc.

 $

 2,285,434

 102,500

 CIGNA Corp.

 4,298,850

 63,615

 Humana, Inc.

 4,626,719

 $

 11,211,003

 Total Health Care Equipment & Services

 $

 21,342,528

 Pharmaceuticals & Biotechnology - 1.8%

 Life Sciences Tools & Services - 0.8%

 38,690

 Thermo Fisher Scientific, Inc. *

 $

 1,959,262

 Pharmaceuticals - 1.0%

 70,900

 Teva Pharmaceutical Industries, Ltd.

 $

 2,638,898

 Total Pharmaceuticals & Biotechnology

 $

 4,598,160

 Banks - 7.4%

 Diversified Banks - 1.2%

 138,190

 Comerica, Inc.

 $

 3,174,224

 Regional Banks - 6.2%

 132,100

 CIT Group, Inc. *

 $

 4,011,877

 40,400

 City National Corp.

 1,525,504

 471,624

 KeyCorp

 2,796,730

 68,750

 PNC Bank Corp.

 3,313,063

 939,530

 Popular, Inc. *

 1,409,295

 167,600

 SunTrust Banks, Inc.

 3,008,420

 $

 16,064,889

 Total Banks

 $

 19,239,113

 Diversified Financials - 6.2%

 Asset Management & Custody Banks - 2.1%

 65,800

 Ameriprise Financial, Inc.

 $

 2,589,888

 78,560

 Northern Trust Corp.

 2,748,029

 $

 5,337,917

 Consumer Finance - 2.6%

 96,200

 Capital One Financial Corp.

 $

 3,812,406

 133,400

 Discover Financial Services, Inc.

 3,060,196

 $

 6,872,602

 Specialized Finance - 1.5%

 127,224

 Moody's Corp. (b)

 $

 3,873,971

 Total Diversified Financials

 $

 16,084,490

 Insurance - 9.0%

 Life & Health Insurance - 3.9%

 84,200

 Aflac, Inc.

 $

 2,942,790

 138,300

 Lincoln National Corp.

 2,161,629

 240,194

 Unum Group Corp.

 5,034,466

 $

 10,138,885

 Multi-Line Insurance - 1.0%

 159,081

 Hartford Financial Services Group, Inc.

 $

 2,567,567

 Property & Casualty Insurance - 3.4%

 137,500

 Allstate Corp.

 $

 3,257,375

 133,215

 Axis Capital Holdings Ltd.

 3,455,597

 33,900

 Chubb Corp.

 2,033,661

 $

 8,746,633

 Reinsurance - 0.7%

 29,992

 Renaissancere Holdings Ltd.

 $

 1,913,490

 Total Insurance

 $

 23,366,575

 Real Estate - 7.3%

 Industrial Real Estate Investments Trust - 1.0%

 205,273

 First Potomac Realty Trust

 $

 2,559,754

 Mortgage Real Estate Investments Trust - 1.3%

 205,560

 Annaly Capital Management, Inc.

 $

 3,418,463

 Office Real Estate Investments Trust - 2.8%

 180,300

 BioMed Property Trust, Inc.

 $

 2,987,571

 22,541

 Boston Properties, Inc. (b)

 2,008,403

 85,000

 Mack-Cali Realty Corp.

 2,273,750

 $

 7,269,724

 Retail Real Estate Investments Trust - 1.2%

 213,300

 Kimco Realty Corp.

 $

 3,205,899

 Specialized Real Estate Investments Trust - 1.0%

 235,005

 Host Hotels & Resorts, Inc.

 $

 2,570,955

 Total Real Estate

 $

 19,024,795

 Software & Services - 2.6%

 Application Software - 1.4%

 485,088

 Compuware Corp. *

 $

 3,715,774

 Data Processing & Outsourced Services - 1.2%

 203,207

 Western Union Co.

 $

 3,107,035

 Total Software & Services

 $

 6,822,809

 Technology Hardware & Equipment - 3.3%

 Communications Equipment - 0.8%

 126,800

 Juniper Networks, Inc. *

 $

 2,188,568

 Office Electronics - 1.8%

 654,705

 Xerox Corp.

 $

 4,563,294

 Technology Distributors - 0.7%

 108,400

 Ingram Micro, Inc. *

 $

 1,748,492

 Total Technology Hardware & Equipment

 $

 8,500,354

 Semiconductors - 2.0%

 Semiconductor Equipment - 0.8%

 60,500

 ASM Lithography Holdings NV

 $

 2,089,670

 Semiconductors - 1.2%

 69,345

 Analog Devices, Inc.

 $

 2,167,031

 203,100

 Micron Technology, Inc. *

 1,023,624

 $

 3,190,655

 Total Semiconductors

 $

 5,280,325

 Telecommunication Services - 2.9%

 Integrated Telecommunication Services - 1.9%

 149,020

 CenturyLink, Inc.

 $

 4,935,542

 Wireless Telecommunication Services - 1.0%

 93,200

 NII Holdings, Inc. *

 $

 2,511,740

 Total Telecommunication Services

 $

 7,447,282

 Utilities - 9.7%

 Electric Utilities - 4.5%

 79,400

 Exelon Corp.

 $

 3,383,234

 85,600

 Northeast Utilities Co.

 2,880,440

 193,260

 PPL Corp.

 5,515,640

 $

 11,779,314

 Multi-Utilities - 5.2%

 152,530

 Ameren Corp.

 $

 4,540,818

 189,575

 CMS Energy Corp.

 3,751,689

 88,435

 Consolidated Edison, Inc.

 5,042,564

 $

 13,335,071

 Total Utilities

 $

 25,114,385

 TOTAL COMMON STOCKS

 (Cost  $276,023,362)

 $

 248,526,454

 Principal

 TOTAL TEMPORARY CASH INVESTMENTS - 4.7%

  Value

 Amount ($)

 Securities Lending Collateral  - 4.7% (c)

 Certificates of Deposit:

 283,896

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 284,000

 283,985

 Bank of Montreal Chicago, 0.38%, 9/26/12

 284,000

 283,872

 Bank of Nova Scotia, 0.32%, 10/11/12

 284,000

 71,045

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 71,065

 354,811

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 355,000

 354,802

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 354,978

 319,314

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 319,500

 177,401

 National Australia Bank NY, 0.27%, 10/19/11

 177,499

 248,474

 National Australia Bank NY, 0.31%, 1/9/12

 248,500

 390,451

 RaboBank nederland, 0.32%, 4/2/12

 390,542

 177,445

 Royal Bank of Canada NY, 0.48%, 10/1/12

 177,500

 354,637

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 355,008

 141,888

 Wachovia Corp., 0.38%, 10/15/11

 142,005

 106,509

 Wachovia Corp., 0.48%, 3/1/12

 106,551

 354,917

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 355,000

 $

 3,905,148

 Commercial Paper:

 141,904

 American Honda Finance, 0.30%, 1/11/12

 $

 142,000

 84,910

 Chariot Funding LLC, 0.16%, 10/17/11

 84,910

 283,995

 Chariot Funding LLC, 0.16%, 10/5/11

 283,995

 248,481

 Chariot Funding LLC, 0.15%,  10/19/11

 248,481

 113,535

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 113,535

 216,316

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 216,316

 177,491

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 177,491

 354,991

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 354,991

 162,915

 Federal Farm Credit, 0.18%, 8/20/12

 162,950

 255,385

 General Electric Capital Corp., 0.37%, 4/10/12

 255,598

 35,449

 General Electric Capital Corp., 0.42%, 7/27/12

 35,476

 39,040

 General Electric Capital Corp., 0.48%, 11/21/11

 39,061

 177,498

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 177,498

 319,365

 Nestle Capital Corp., 0.19%, 12/20/11

 319,365

 283,779

 Nordea NA, 0.28%, 1/9/12

 283,779

 227,600

 Old Line Funding LLC, 0.17%, 10/5/11

 227,600

 106,497

 Old Line Funding LLC, 0.17%, 10/7/11

 106,497

 283,964

 Procter & Gamble, 0.14%, 11/3/11

 283,964

 177,366

 Royal Bank of Canada, 0.30%, 10/1/12

 177,500

 212,981

 Sanofi Aventis SA, 0.17%, 10/20/11

 212,981

 78,845

 Straight-a Funding LLC, 0.19%, 12/9/2011

 78,845

 354,915

 Svenska HandelsBanken, 0.38%, 6/29/12

 355,000

 190,370

 Thunderbay Funding LLC, 0.17%, 10/12/11

 190,370

 142,203

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 142,203

 70,968

 Thunderbay Funding LLC, 0.22%,  12/13/11

 70,968

 141,944

 Thunderbay Funding LLC, 0.22%,12/5/11

 141,944

 177,483

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 177,483

 177,431

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 177,431

 70,977

 Wells Fargo & Co., 0.34%, 1/24/12

 71,023

 $

 5,309,255

 Tri-party Repurchase Agreements:

 355,000

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $355,000 plus accrued interest on 10/3/11 collateralized by the following:

 $69,993 U.S. Treasury Bond, 5.0%, 5/15/37

 $292,108 U.S. Treasury Note, 1.75%, 5/31/16

 $

 355,000

 1,423,522

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $1423,522 plus accrued interest on 10/3/11 collateralized by $1,452,027

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 1,423,522

 142,000

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $142,000 plus accrued interest on 10/3/11 collateralized by $144,840

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 142,000

 $

 1,920,522

 Shares

 Money Market Mutual Funds:

 532,500

 Dreyfus Preferred Money Market Fund

 $

 532,500

 532,500

 Fidelity Prime Money Market Fund

 532,500

 $

 1,065,000

 Total Securities Lending Collateral

 $

 12,199,925

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $276,023,362)

 $

 12,199,925

 TOTAL INVESTMENT IN SECURITIES - 100.7%

 (Cost  $288,376,537) (a)

 $

 260,726,379

 OTHER ASSETS AND LIABILITIES - (0.7) %

 $

 (1,837,296)

 TOTAL NET ASSETS - 100.0%

 $

 258,889,083

 *

 Non-income producing security.

 (a)

 At September 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $290,383,093 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 43,928,962

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (73,585,676)

 Net unrealized gain

 $

 (29,656,714)

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Description

 Value

           12,900

 Boston Properties, Inc.

 $

                     1,149,390

           94,800

 Campbell Soup Co.

                     3,068,676

           96,400

 Ecolab, Inc.

                     4,712,996

           94,700

 Moody's Corp.

                     2,883,615

 Total

 $

                   11,814,677

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
248,526,454

$
-

$
-

$
248,526,454

 Temporary Cash Investments

-

11,134,925

-

11,134,925

 Money Market Mutual Funds

1,065,000

-

-

1,065,000

 Total

$
249,591,454

$
11,134,925

$
-

$
260,726,379

 Pioneer Cullen Value VCT Portfolio

 Schedule of Investments  9/30/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 89.5%

 Energy - 9.1%

 Integrated Oil & Gas - 9.1%

 66,300

 ConocoPhillips, Inc.

 $

 4,198,116

 187,400

 Gazprom (A.D.R.) *

 1,789,670

 22,500

 Gazprom (A.D.R.) *

 214,875

 28,400

 Petrochina Co., Ltd. (A.D.R.) *

 3,421,916

 96,400

 Petroleo Brasileiro SA

 2,164,180

 $

 11,788,757

 Total Energy

 $

 11,788,757

 Materials - 2.0%

 Diversified Metals & Mining - 1.2%

 95,600

 Anglo American Plc

 $

 1,632,848

 Fertilizers & Agricultural Chemicals - 0.8%

 20,300

 The Mosaic Co. *

 $

 994,091

 Total Materials

 $

 2,626,939

 Capital Goods - 14.3%

 Aerospace & Defense - 8.5%

 42,550

 Boeing Co.

 $

 2,574,701

 100,750

 ITT Corp.

 4,231,500

 60,400

 United Technologies Corp.

 4,249,744

 $

 11,055,945

 Heavy Electrical Equipment - 3.0%

 142,200

 ABB Ltd.

 $

 2,428,776

 443,100

 Alstom SA

 1,404,627

 $

 3,833,403

 Industrial Conglomerates - 2.8%

 50,600

 3M Co.

 $

 3,632,574

 Total Capital Goods

 $

 18,521,922

 Transportation - 2.3%

 Railroads - 2.3%

 22,950

 Canadian National Railway Co.

 $

 1,528,011

 31,300

 Canadian Pacific Railway, Ltd.

 1,505,217

 $

 3,033,228

 Total Transportation

 $

 3,033,228

 Automobiles & Components - 0.8%

 Auto Parts & Equipment - 0.8%

 18,000

 BorgWarner, Inc. *

 $

 1,089,540

 Total Automobiles & Components

 $

 1,089,540

 Media - 3.3%

 Movies & Entertainment - 3.3%

 142,600

 The Walt Disney Co.

 $

 4,300,816

 Total Media

 $

 4,300,816

 Food, Beverage & Tobacco - 11.7%

 Agricultural Products - 1.9%

 56,600

 Archer Daniels Midland Co.

 $

 1,404,246

 18,174

 Bunge, Ltd. (b)

 1,059,362

 $

 2,463,608

 Packaged Foods & Meats - 9.8%

 133,350

 Kraft Foods, Inc.

 $

 4,477,893

 71,700

 Nestle SA (A.D.R.) *

 3,950,670

 132,500

 Unilever NV

 4,172,425

 $

 12,600,988

 Total Food, Beverage & Tobacco

 $

 15,064,596

 Household & Personal Products - 3.6%

 Household Products - 3.6%

 65,450

 Kimberly-Clark Corp.

 $

 4,647,605

 Total Household & Personal Products

 $

 4,647,605

 Health Care Equipment & Services - 2.9%

 Health Care Equipment - 2.9%

 85,100

 Covidien, Ltd.

 $

 3,752,910

 Total Health Care Equipment & Services

 $

 3,752,910

 Pharmaceuticals & Biotechnology - 13.0%

 Pharmaceuticals - 13.0%

 83,400

 Abbott Laboratories, Inc.

 $

 4,265,076

 51,550

 Bayer AG (A.D.R.)

 2,825,456

 153,650

 Bristol-Myers Squibb Co.

 4,821,537

 63,950

 Johnson & Johnson Co.

 4,074,255

 20,100

 Teva Pharmaceutical Industries, Ltd.

 748,122

 $

 16,734,446

 Total Pharmaceuticals & Biotechnology

 $

 16,734,446

 Diversified Financials - 4.3%

 Diversified Financial Services - 3.7%

 96,200

 Bank of America Corp.

 $

 588,744

 55,020

 Citigroup, Inc.

 1,409,612

 93,450

 J.P. Morgan Chase & Co.

 2,814,714

 $

 4,813,070

 Investment Banking & Brokerage - 0.6%

 7,350

 Goldman Sachs Group, Inc.

 $

 694,943

 Total Diversified Financials

 $

 5,508,013

 Insurance - 3.1%

 Property & Casualty Insurance - 3.1%

 66,500

 Chubb Corp.

 $

 3,989,335

 Total Insurance

 $

 3,989,335

 Software & Services - 4.7%

 Data Processing & Outsourced Services - 1.4%

 69,700

 Computer Sciences Corp. *

 $

 1,871,445

 Systems Software - 3.3%

 169,400

 Microsoft Corp.

 $

 4,216,366

 Total Software & Services

 $

 6,087,811

 Technology Hardware & Equipment - 4.6%

 Computer Hardware - 1.4%

 80,000

 Hewlett-Packard Co.

 $

 1,796,000

 Technology Distributors - 3.2%

 68,250

 Arrow Electronics, Inc. *

 $

 1,895,985

 87,500

 Avnet, Inc. *

 2,282,000

 $

 4,177,985

 Total Technology Hardware & Equipment

 $

 5,973,985

 Telecommunication Services - 9.7%

 Integrated Telecommunication Services - 6.4%

 137,600

 AT&T Corp.

 $

 3,924,352

 117,200

 Verizon Communications, Inc.

 4,312,960

 $

 8,237,312

 Wireless Telecommunication Services - 3.3%

 165,700

 Vodafone Group Plc (A.D.R.)

 $

 4,250,205

 Total Telecommunication Services

 $

 12,487,517

 TOTAL COMMON STOCKS

 Principal

 (Cost  $122,286,386)

 $

 115,607,420

 Amount ($)

 TEMPORARY CASH INVESTMENTS - 10.6%

 Repurchase Agreement - 9.8%

 12,600,000

 Deutschebank, 0.01%, dated 9/30/11, repurchase price of $12,600,000 plus accrued interest on 10/3/11 collateralized by the following:

 $7,952,852 U.S. Treasury Strip, 0.0%, 2/15/25-11/15/40

 $571,706 U.S. Treasury Notes, 1.375-1.5%, 2/15/13-7/31/16

 $4,350,119 U.S. Treasury Bonds, 2.125-2.375%, 1/15/25-2/15/41

 $

 12,600,000

 Total Repurchase Agreement

 $

 12,600,000

 Securities Lending Collateral  - 0.8% (c)

 Certificates of Deposit:

 24,992

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 25,001

 25,000

 Bank of Montreal Chicago, 0.38%, 9/26/12

 25,001

 24,990

 Bank of Nova Scotia, 0.32%, 6/11/12

 25,001

 6,254

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 6,256

 31,235

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 31,252

 31,235

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 31,250

 28,111

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 28,127

 15,617

 National Australia Bank NY, 0.27%, 10/19/11

 15,626

 21,874

 National Australia Bank NY, 0.31%, 1/9/12

 21,876

 34,373

 RaboBank nederland, 0.32%, 4/2/12

 34,381

 15,621

 Royal Bank of Canada NY, 0.48%, 9/10/12

 15,626

 31,220

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 31,253

 12,491

 Wachovia Corp., 0.38%, 10/15/11

 12,501

 9,376

 Wachovia Corp., 0.48%, 3/1/12

 9,380

 31,245

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 31,252

 $

 343,783

 Commercial Paper:

 12,493

 American Honda Finance, 0.30%, 1/11/12

 $

 12,501

 7,475

 Chariot Funding LLC, 0.16%, 10/17/11

 7,475

 25,001

 Chariot Funding LLC, 0.16%, 10/5/11

 25,001

 21,875

 Chariot Funding LLC, 0.15%,  10/19/11

 21,875

 9,995

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 9,995

 19,043

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 19,043

 15,625

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 15,625

 31,251

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 31,251

 14,342

 Federal Farm Credit, 0.18%, 8/20/12

 14,345

 22,482

 General Electric Capital Corp., 0.37%, 4/10/12

 22,501

 3,121

 General Electric Capital Corp., 0.42%, 7/27/12

 3,123

 3,437

 General Eletric Capital Corp., 0.48%, 11/21/11

 3,439

 15,626

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 15,626

 28,115

 Nestle Capital Corp., 0.19%, 12/20/11

 28,115

 24,982

 Nordea NA, 0.28%, 1/9/12

 24,982

 20,036

 Old Line Funding LLC, 0.17%, 10/5/11

 20,036

 9,375

 Old Line Funding LLC, 0.17%, 10/7/11

 9,375

 24,998

 Procter & Gamble, 0.14%, 11/3/11

 24,998

 15,614

 Royal Bank of Canada, 0.30%, 4/30/12

 15,626

 18,749

 Sanofi Aventis SA, 0.17%, 10/20/11

 18,749

 6,941

 Straight-a Funding LLC, 0.19%, 12/9/2011

 6,941

 31,245

 Svenska HandelsBanken, 0.38%, 6/29/12

 31,252

 16,759

 Thunderbay Funding LLC, 0.17%, 10/12/11

 16,759

 12,519

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 12,519

 6,248

 Thunderbay Funding LLC, 0.22%,  12/13/11

 6,248

 12,496

 Thunderbay Funding LLC, 0.22%,12/5/11

 12,496

 15,624

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 15,624

 15,620

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 15,620

 6,248

 Wells Fargo & Co., 0.34%, 1/24/12

 6,252

 $

 467,392

 Tri-party Repurchase Agreements:

 31,252

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $31,252 plus accrued interest on 10/3/11 collateralized by

 the following:

 $6,162 U.S. Treasury Bond, 5.0%, 5/15/37

 $25,715 U.S. Treasury Note, 1.75%, 5/31/16

 $

 31,252

 125,317

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $125,317 plus accrued interest on 10/3/11 collateralized by $127,827

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 125,317

 12,501

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $12,501 plus accrued interest on 10/3/11 collateralized by $12,751

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 12,501

 Shares

 $

 169,070

 Money Market Mutual Funds:

 46,878

 Dreyfus Preferred Money Market Fund

 $

 46,878

 46,877

 Fidelity Prime Money Market Fund

 46,877

 $

 93,755

 Total Securities Lending Collateral

 $

 1,074,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $13,674,000)

 $

 13,674,000

 TOTAL INVESTMENT IN SECURITIES

 (Cost  $135,960,386) (a)

 $

 129,281,420

 OTHER ASSETS AND LIABILITIES

 $

 (127,800)

 TOTAL NET ASSETS

 $

 129,153,620

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At September 30, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $135,960,386 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 18,711,889

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (25,390,856)

 Net unrealized loss

 $

 (6,678,966)

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Security

 Value

          17,900

 Bunge, Ltd.

 $

 1,158,309

 Total

 $

 1,158,309

 (c)

 Securities lending collateral is managed by Credit Suisse, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
115,607,420

$
-

$
-

$
115,607,420

 Temporary Cash Investments

-

13,580,245

-

13,580,245

 Money Market Mutual Funds

93,755

-

-

93,755

 Total

$
115,701,175

$
13,580,245

$
-

$
129,281,420

 Pioneer Ibbotson Moderate Allocation VCT Portfolio

 PIONEER VARIABLE CONTRACTS TRUST

 SCHEDULE OF INVESTMENTS 9/30/11 (UNAUDITED)

 Shares

 Value

 MUTUAL FUNDS - 99.7%

 NON-PIONEER FUNDS - 21.5%

 218,964

 BlackRock Fundamental Growth Fund Institutional Class

 $ 4,429,649

 150,416

 BlackRock International Index Fund Institutional Class

   1,442,485

 214,198

 BlackRock Value Opportunities Fund Institutional Class

   3,532,121

 326,354

 INVESCO Global Real Estate Fund Institutional Class

   2,884,968

 344,778

 INVESCO Global Small & Mid Cap Growth Fund Institutional Class

   5,657,806

 306,711

 INVESCO International Growth Fund Institutional Class

   7,489,888

 260,487

 INVESCO Trimark Small Companies Fund Institutional Class

   4,511,629

 670,777

 Oppenheimer Commodity Strategy Total Return Fund Class Y

   2,206,856

 TOTAL INVESTMENTS IN NON-PIONEER FUNDS

 (Cost $32,643,821)

 $ 32,155,402

 PIONEER FUNDS - 78.2%

 226,251

 Pioneer Absolute Return Credit Fund Class Y

 $ 2,142,597

 2,133,692

 Pioneer Bond Fund Class Y

   20,376,763

 281,202

 Pioneer Cullen Value Fund Class Y

   4,440,178

 606,396

 Pioneer Disciplined Growth Fund Class Y

   5,421,176

 889,371

 Pioneer Disciplined Value Fund Class Y

   6,750,326

 162,020

 Pioneer Emerging Markets Fund Class Y

   4,094,254

 170,634

 Pioneer Equity Income Fund Class Y

   4,079,868

 245,883

 Pioneer Floating Rate Fund Class Y

   1,637,584

 256,783

 Pioneer Fund Class Y

   8,977,149

 385,271

 Pioneer Fundamental Growth Fund Class Y

   4,222,566

 131,494

 Pioneer Global Aggregate Bond Fund Class Y

   1,456,956

 526,806

 Pioneer Global Equity Fund Class Y

   4,409,363

 930,877

 Pioneer Global High Yield Fund Class Y

   8,582,683

 104,333

 Pioneer Growth Opportunities Fund Class Y

   2,551,973

 309,917

 Pioneer High Yield Fund Class Y

   2,795,454

 129,230

 Pioneer International Value Fund Class Y

   2,186,579

 306,885

 Pioneer Mid Cap Value Fund Class Y

   5,708,067

 104,502

 Pioneer Multi-Asset Floating Rate Fund Class Y

   1,041,883

 32,710

 Pioneer Real Estate Shares Fund Class Y

   621,814

 373,785

 Pioneer Research Fund Class Y

   3,236,979

 92,046

 Pioneer Select Mid Cap Growth Fund Class Y

   1,466,300

 1,834,332

 Pioneer Short Term Income Fund Class Y

   17,609,583

 Shares

 Value

 PIONEER FUNDS - (continued)

 307,090

 Pioneer Strategic Income Fund Class Y

 $ 3,267,435

 TOTAL INVESTMENTS IN PIONEER FUNDS

 (Cost $114,078,289)

 $ 117,077,530

 Principal

 Amount

 TEMPORARY CASH INVESTMENT -0.4%

 TIME DEPOSIT - 0.4%

 $548,759

 Citibank London, 0.03%, 10/3/11

 $ 548,759

 TOTAL TIME DEPOSIT

 (Cost $548,759)

                                                        $ 548,759

 TOTAL INVESTMENTS IN SECURITIES - 100.1%

 (Cost $147,270,869)  (a)

                  $ 149,781,691

 OTHER ASSETS AND LIABILITIES - (0.1)%

                    $ (106,901)

 TOTAL NET ASSETS - 100.0%

                  $ 149,674,790

 (a)     At September 30, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $– was as

            follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

                    $ 8,065,015

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

                      (5,554,193)

 Net unrealized gain

                    $ 2,510,822

 Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - unadjusted quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

 credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Portfolio's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

$
149,232,932

$
–

$
–

$
149,232,932

 Temporary Cash Investment

–

548,759

–

548,759

 Total

$
149,232,932

$
548,759

$
–

$
149,781,691

 Pioneer Ibbotson Growth Allocation VCT Portfolio

 PIONEER VARIABLE CONTRACTS TRUST

 SCHEDULE OF INVESTMENTS 9/30/11 (UNAUDITED)

 Shares

 Value

 MUTUAL FUNDS - 99.9%

 NON-PIONEER FUNDS - 24.2%

 455,019

 BlackRock Fundamental Growth Fund Institutional Class

 $ 9,205,039

 238,143

 BlackRock International Index Fund Institutional Class

   2,283,793

 363,676

 BlackRock Value Opportunities Fund Institutional Class

   5,997,015

 562,281

 INVESCO Global Real Estate Fund Institutional Class

   4,970,568

 675,150

 INVESCO Global Small & Mid Cap Growth Fund Institutional Class

   11,079,215

 388,273

 INVESCO International Growth Fund Institutional Class

   9,481,638

 372,364

 INVESCO Trimark Small Companies Fund Institutional Class

   6,449,339

 1,348,707

 Oppenheimer Commodity Strategy Total Return Fund Class Y

   4,437,247

 TOTAL INVESTMENTS IN NON-PIONEER FUNDS

 (Cost $58,676,592)

 $ 53,903,854

 PIONEER FUNDS - 75.7%

 2,446,892

 Pioneer Bond Fund Class Y

 $ 23,367,813

 643,890

 Pioneer Cullen Value Fund Class Y

   10,167,022

 1,052,682

 Pioneer Disciplined Growth Fund Class Y

   9,410,977

 1,116,088

 Pioneer Disciplined Value Fund Class Y

   8,471,111

 402,864

 Pioneer Emerging Markets Fund Class Y

   10,180,364

 355,846

 Pioneer Equity Income Fund Class Y

   8,508,272

 402,853

 Pioneer Fund Class Y

   14,083,734

 684,495

 Pioneer Fundamental Growth Fund Class Y

   7,502,066

 170,627

 Pioneer Global Aggregate Bond Fund Class Y

   1,890,549

 1,061,641

 Pioneer Global Equity Fund Class Y

   8,885,935

 565,368

 Pioneer Global High Yield Fund Class Y

   5,212,691

 2,134

 Pioneer Government Income Fund Class Y

   21,936

 151,992

 Pioneer Growth Opportunities Fund Class Y

   3,717,736

 270,533

 Pioneer High Yield Fund Class Y

   2,440,208

 3,496

 Pioneer Independence Fund Class Y

   35,868

 433,509

 Pioneer International Value Fund Class Y

   7,334,970

 676,512

 Pioneer Mid Cap Value Fund Class Y

   12,583,126

 3,222

 Pioneer Oak Ridge Large Cap Growth Fund Class Y

   35,380

 127,792

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   3,334,101

 70,470

 Pioneer Real Estate Shares Fund Class Y

   1,339,628

 868,125

 Pioneer Research Fund Class Y

   7,517,964

 162,563

 Pioneer Select Mid Cap Growth Fund Class Y

   2,589,635

 Shares

 Value

 PIONEER FUNDS - (continued)

 1,760,138

 Pioneer Short Term Income Fund Class Y

 $ 16,897,328

 311,184

 Pioneer Strategic Income Fund Class Y

   3,311,000

 3,496

 Pioneer Value Fund Class Y

   34,126

 TOTAL INVESTMENTS IN PIONEER FUNDS

 (Cost $166,414,438)

 $ 168,873,540

 Principal

 Amount

 TEMPORARY CASH INVESTMENT -0.1%

 TIME DEPOSIT - 0.1%

 $169,627

 HSBC Bank Grand Cayman, 0.03%, 10/3/11

 $ 169,627

 TOTAL TIME DEPOSIT

 (Cost $169,627)

                         $ 169,627

 TOTAL INVESTMENTS IN SECURITIES - 100.0%

 (Cost $225,260,657)  (a)

                           $ 222,947,021

 OTHER ASSETS AND LIABILITIES - 0.0%

                           $ 27,937

 TOTAL NET ASSETS - 100.0%

                           $ 222,974,958

 (a)     At September 30, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $– was as

            follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

                    $ 13,330,459

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

                     (15,644,096)

 Net unrealized gain

                    $ (2,313,637)

 Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - unadjusted quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

 credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Portfolio's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

$
222,777,394

$
–

$
–

$
222,777,394

 Temporary Cash Investment

–

169,627

–

169,627

 Total

$
222,777,394

$
169,627

$
–

$
222,947,021

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2011

* Print the name and title of each signing officer under his or her signature.